NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account 9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 9 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 20, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 24, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from July 13, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 9, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2023 (inception) to December 31, 2023.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 15, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 17, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 18, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from November 14, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	18,586	$531,267	$534,902	$-	$534,902	$39	$534,863	$523,983	$10,880	$534,863
ALVIVB	5,058	72,547	74,400	-	74,400	25	74,375	74,375	-	74,375
ALVPGB	12,910	827,831	864,456	-	864,456	35	864,421	864,421	-	864,421
ALVSVB	223,466	4,398,059	3,897,240	2,384	3,899,624	-	3,899,624	3,475,585	424,039	3,899,624
SVOF	4,141	104,295	107,612	1,645	109,257	-	109,257	79,769	29,488	109,257
WFVSCG	502,643	5,719,552	3,950,773	-	3,950,773	184	3,950,589	3,901,204	49,385	3,950,589
ACVI	89,439	988,032	946,262	-	946,262	379	945,883	931,066	14,817	945,883
ACVIG	5,232,681	46,599,043	40,134,659	20,107	40,154,766	-	40,154,766	39,845,074	309,692	40,154,766
ACVIG2	51,379	452,698	394,077	-	394,077	3,029	391,048	391,048	-	391,048
ACVIP2	1,451,035	15,166,076	13,596,196	30,997	13,627,193	-	13,627,193	12,976,731	650,462	13,627,193
ACVMV1	599,681	12,089,986	11,657,800	1,870	11,659,670	-	11,659,670	11,653,591	6,079	11,659,670
ACVMV2	29,445	581,078	573,302	66	573,368	-	573,368	-	573,368	573,368
ACVU1	2,114	36,438	54,221	-	54,221	99	54,122	54,104	18	54,122
ACVV	106,844	1,179,068	1,302,432	-	1,302,432	6,766	1,295,666	1,267,496	28,170	1,295,666
ACVV2	64,242	767,461	784,397	-	784,397	57	784,340	784,340	-	784,340
AMVBC4	47,007	607,903	660,920	-	660,920	18	660,902	660,902	-	660,902
AMVGS4	1,383	23,730	24,141	-	24,141	2	24,139	24,139	-	24,139
AMVGV2	35,405	352,332	346,264	-	346,264	19	346,245	346,245	-	346,245
AMVNW4	16,882	393,742	421,213	-	421,213	19	421,194	421,194	-	421,194
BRVED3	538,128	6,202,652	5,704,157	-	5,704,157	182	5,703,975	5,703,975	-	5,703,975
BRVHY3	1,154,051	7,584,099	7,893,711	39,142	7,932,853	-	7,932,853	7,932,853	-	7,932,853
BRVTR3	342,682	3,779,694	3,461,090	10,115	3,471,205	-	3,471,205	3,471,205	-	3,471,205
MLVGA3	1,361,146	19,319,985	17,735,736	-	17,735,736	270	17,735,466	17,674,358	61,108	17,735,466
DCAP	1,448	59,280	50,702	1,241	51,943	-	51,943	146	51,797	51,943
DSIF	4,267,125	212,808,509	294,773,001	-	294,773,001	7,120	294,765,881	291,350,821	3,415,060	294,765,881
DSRG	794,833	29,255,834	35,751,594	-	35,751,594	6,287	35,745,307	35,648,294	97,013	35,745,307
DSRGS	320	11,242	14,088	-	14,088	3	14,085	14,085	-	14,085
DVMCSS	70,213	1,223,996	1,303,161	-	1,303,161	65	1,303,096	1,303,096	-	1,303,096
DVSCS	935,177	16,516,734	17,375,581	10,688	17,386,269	-	17,386,269	17,108,507	277,762	17,386,269
CLVHY2	64,927	391,984	391,510	-	391,510	50	391,460	391,460	-	391,460
DWVSVS	66,378	2,514,955	2,531,638	-	2,531,638	148	2,531,490	2,531,490	-	2,531,490
ETVFR	924,181	8,094,990	7,994,162	-	7,994,162	35	7,994,127	7,994,127	-	7,994,127
FHIBS	107,417	647,773	604,755	-	604,755	1,102	603,653	603,653	-	603,653
FQB	3,117,047	34,125,411	31,606,861	22,392	31,629,253	-	31,629,253	31,264,497	364,756	31,629,253
FQBS	86,592	969,422	876,312	-	876,312	4,632	871,680	871,680	-	871,680
FVU2S	8,134	73,166	74,834	-	74,834	23	74,811	74,811	-	74,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FB2	987,489	20,341,547	21,270,521	-	21,270,521	251	21,270,270	21,270,270	-	21,270,270
FC2	67,345	2,819,380	3,153,788	-	3,153,788	103	3,153,685	3,153,685	-	3,153,685
FCS	316,288	11,577,803	15,276,714	-	15,276,714	12,727	15,263,987	15,235,439	28,548	15,263,987
FEI2	90,371	2,205,753	2,160,778	-	2,160,778	447	2,160,331	2,160,331	-	2,160,331
FEIS	5,535,386	121,766,945	136,447,255	17,617	136,464,872	-	136,464,872	134,454,839	2,010,033	136,464,872
FEMS2	138,119	1,449,672	1,461,301	-	1,461,301	95	1,461,206	1,461,206	-	1,461,206
FF10S	386,788	4,678,260	4,374,578	-	4,374,578	144	4,374,434	4,374,434	-	4,374,434
FF10S2	1,066	12,425	11,956	-	11,956	2,907	9,049	-	9,049	9,049
FF20S	684,466	8,457,155	8,521,605	4,792	8,526,397	-	8,526,397	8,499,923	26,474	8,526,397
FF20S2	7,784	98,619	96,525	118	96,643	-	96,643	-	96,643	96,643
FF30S	547,588	8,070,385	8,383,578	2,066	8,385,644	-	8,385,644	8,379,280	6,364	8,385,644
FF30S2	4,577	68,499	69,806	6,385	76,191	-	76,191	-	76,191	76,191
FG2	36,421	2,950,923	3,275,013	-	3,275,013	174	3,274,839	3,274,839	-	3,274,839
FGI2	117,052	2,879,768	3,057,392	-	3,057,392	123	3,057,269	3,057,269	-	3,057,269
FGOS	32,587	1,577,873	1,937,921	1,627	1,939,548	-	1,939,548	1,939,548	-	1,939,548
FGS	2,212,917	169,232,126	204,384,976	-	204,384,976	35,900	204,349,076	203,153,286	1,195,790	204,349,076
FHIS	9,320,632	42,528,393	42,502,081	27,796	42,529,877	-	42,529,877	42,335,137	194,740	42,529,877
FIGBS	2,011,931	25,684,581	22,151,365	1,937	22,153,302	-	22,153,302	21,569,181	584,121	22,153,302
FMC2	27,640	894,664	958,819	-	958,819	10,409	948,410	-	948,410	948,410
FMCS	471,813	16,738,148	16,942,809	3,526	16,946,335	-	16,946,335	16,884,226	62,109	16,946,335
FNRS2	453,805	10,703,891	11,159,058	337	11,159,395	-	11,159,395	11,108,847	50,548	11,159,395
FO2	30,771	660,723	784,966	-	784,966	1,919	783,047	783,047	-	783,047
FOS	800,565	17,350,190	20,558,508	-	20,558,508	7,246	20,551,262	20,326,225	225,037	20,551,262
FRESS2	63,175	1,126,908	1,066,396	-	1,066,396	61	1,066,335	1,066,335	-	1,066,335
FVFRHI	28,742	290,906	283,107	-	283,107	4	283,103	283,103	-	283,103
FVSS	484,974	7,700,575	7,992,379	-	7,992,379	593	7,991,786	7,862,026	129,760	7,991,786
FVSS2	22,083	339,119	369,894	-	369,894	43	369,851	369,851	-	369,851
FTVDM2	258,249	2,525,249	2,125,389	4,733	2,130,122	-	2,130,122	2,079,379	50,743	2,130,122
FTVFA2	532,260	2,875,616	2,608,073	10,010	2,618,083	-	2,618,083	2,597,191	20,892	2,618,083
FTVGI2	626,436	9,651,335	8,043,441	606	8,044,047	-	8,044,047	8,012,080	31,967	8,044,047
FTVIS2	1,627,719	24,475,922	23,113,610	58,899	23,172,509	-	23,172,509	22,826,276	346,233	23,172,509
FTVRD2	17,529	454,263	472,061	-	472,061	7,348	464,713	-	464,713	464,713
FTVSV2	560,466	7,551,792	7,437,384	-	7,437,384	247	7,437,137	7,219,686	217,451	7,437,137
TIF2	176,839	2,378,521	2,518,191	19,839	2,538,030	-	2,538,030	2,392,445	145,585	2,538,030
GVGMNS	8,658	98,039	98,271	-	98,271	22	98,249	98,249	-	98,249
GVMSAS	6,913	64,345	61,460	-	61,460	19	61,441	61,441	-	61,441
RVARS	35,975	940,376	931,392	-	931,392	67	931,325	931,325	-	931,325

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLD	25,886	334,965	350,237	-	350,237	101	350,136	350,136	-	350,136
SBLJ	2,709	129,741	124,410	-	124,410	180	124,230	124,230	-	124,230
SBLN	20,514	625,144	596,353	18	596,371	-	596,371	596,371	-	596,371
SBLO	8,306	271,313	272,603	-	272,603	539	272,064	272,064	-	272,064
SBLP	10,582	284,407	259,580	38	259,618	-	259,618	259,618	-	259,618
SBLQ	13,597	551,035	586,979	-	586,979	517	586,462	586,462	-	586,462
SBLV	19,778	1,378,995	1,426,978	45	1,427,023	-	1,427,023	1,427,023	-	1,427,023
SBLX	2,030	56,429	54,252	-	54,252	109	54,143	54,143	-	54,143
SBLY	6,686	124,267	127,109	-	127,109	2	127,107	127,107	-	127,107
ACC2	121,088	2,473,857	2,370,899	-	2,370,899	578	2,370,321	2,370,321	-	2,370,321
ACEG	303	18,867	17,848	-	17,848	6	17,842	17,842	-	17,842
AVCE2	11,422	343,493	332,617	-	332,617	29	332,588	332,588	-	332,588
AVGI	88	2,715	2,592	-	2,592	2	2,590	2,590	-	2,590
IVHS	16,546	457,962	428,699	-	428,699	146	428,553	428,553	-	428,553
IVKEI1	20,655	381,387	340,395	-	340,395	19	340,376	340,376	-	340,376
IVMCC2	14,983	122,413	140,695	-	140,695	33	140,662	140,662	-	140,662
IVRE	10,887	173,600	152,194	-	152,194	108	152,086	152,086	-	152,086
OVAG	787,594	58,514,881	49,468,786	2,509	49,471,295	-	49,471,295	49,380,852	90,443	49,471,295
OVAG2	21,787	1,688,911	1,176,693	362	1,177,055	-	1,177,055	1,117,817	59,238	1,177,055
OVGI	16,574	404,801	301,982	2,532	304,514	-	304,514	24	304,490	304,514
OVGR	79,178	3,785,412	3,726,886	-	3,726,886	562	3,726,324	3,720,075	6,249	3,726,324
OVGS	2,127,513	79,153,240	77,781,860	6,086	77,787,946	-	77,787,946	76,809,670	978,276	77,787,946
OVGSS	16,922	611,814	600,732	-	600,732	578	600,154	600,154	-	600,154
OVIGS	470,670	1,046,430	1,007,234	-	1,007,234	85	1,007,149	1,007,149	-	1,007,149
OVSB	418,499	1,682,618	1,795,360	-	1,795,360	153	1,795,207	1,795,207	-	1,795,207
OVSBS	106,464	442,712	470,570	-	470,570	749	469,821	455,124	14,697	469,821
OVSC	252,792	6,198,845	6,802,643	-	6,802,643	349	6,802,294	6,801,306	988	6,802,294
OVSCS	2,792	63,335	73,418	-	73,418	18	73,400	-	73,400	73,400
WRASP	5,161,204	47,575,850	45,212,145	10,508	45,222,653	-	45,222,653	45,137,738	84,915	45,222,653
WRBDP	5,107,228	26,826,649	23,901,829	-	23,901,829	1,159	23,900,670	23,875,801	24,869	23,900,670
WRBP	6,169	29,479	33,310	8,426	41,736	-	41,736	-	41,736	41,736
WRCEP	5,421,529	61,907,702	69,287,144	-	69,287,144	16,688	69,270,456	69,169,203	101,253	69,270,456
WRDIV	1,429,844	7,266,680	6,963,339	-	6,963,339	146	6,963,193	6,963,193	-	6,963,193
WRENG	315,835	1,125,763	1,610,758	-	1,610,758	111	1,610,647	1,610,647	-	1,610,647
WRGNR	523,885	2,092,570	2,472,736	-	2,472,736	4,108	2,468,628	2,464,225	4,403	2,468,628
WRGP	10,137,640	97,837,315	100,565,394	-	100,565,394	237,395	100,327,999	100,224,696	103,303	100,327,999
WRHIP	9,905,163	32,633,480	29,220,230	21,133	29,241,363	-	29,241,363	29,140,730	100,633	29,241,363

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRI2P	468,812	7,448,786	7,571,308	-	7,571,308	847	7,570,461	7,558,940	11,521	7,570,461
WRIP	5,058,572	16,272,651	16,035,672	-	16,035,672	20,223	16,015,449	15,985,592	29,857	16,015,449
WRLTBP	900,165	4,371,695	4,248,781	-	4,248,781	112	4,248,669	4,248,669	-	4,248,669
WRMCG	1,647,936	19,607,767	16,479,355	-	16,479,355	670	16,478,685	16,473,408	5,277	16,478,685
WRRESP	635,741	4,272,293	3,878,021	3,069	3,881,090	-	3,881,090	3,871,365	9,725	3,881,090
WRSCP	4,787,585	38,088,829	27,528,612	-	27,528,612	2,480	27,526,132	27,501,522	24,610	27,526,132
WRSCV	410,676	5,170,842	4,730,988	-	4,730,988	91	4,730,897	4,730,897	-	4,730,897
WRSTP	2,474,338	64,274,952	56,835,545	-	56,835,545	1,363	56,834,182	56,812,435	21,747	56,834,182
WRVP	311	1,753	1,565	-	1,565	1,565	-	-	-	-
JABS	46,831	2,134,735	2,250,244	-	2,250,244	50	2,250,194	2,241,631	8,563	2,250,194
JACAS	2,157,574	80,485,665	91,675,306	-	91,675,306	11,769	91,663,537	90,903,435	760,102	91,663,537
JAFBS	213,642	2,702,120	2,384,244	-	2,384,244	93	2,384,151	2,384,151	-	2,384,151
JAGSEI	3,062	30,628	31,968	-	31,968	2	31,966	31,966	-	31,966
JAGTS	3,122,001	45,221,655	50,139,340	1,160	50,140,500	-	50,140,500	50,060,707	79,793	50,140,500
JAIGS	807,315	25,781,954	32,357,182	-	32,357,182	10,179	32,347,003	32,177,226	169,777	32,347,003
LZREMS	58,677	1,146,951	1,222,251	-	1,222,251	111	1,222,140	1,222,140	-	1,222,140
LJPMVS	1,105,698	10,306,506	11,248,265	-	11,248,265	361	11,247,904	11,247,904	-	11,247,904
LOVTRC	66,193	1,015,422	939,934	-	939,934	64	939,870	939,870	-	939,870
M2IGSS	10,486	224,795	231,751	-	231,751	12	231,739	-	231,739	231,739
MMCGSC	58,791	451,187	436,233	-	436,233	45	436,188	436,188	-	436,188
MNDSC	229,098	2,853,628	2,313,892	-	2,313,892	164	2,313,728	2,313,728	-	2,313,728
MV2RIS	14,119	224,256	234,798	-	234,798	26	234,772	234,772	-	234,772
MV3MVS	36,939	364,129	357,571	-	357,571	50	357,521	357,521	-	357,521
MVFSC	1,102,614	24,018,052	22,835,132	9,800	22,844,932	-	22,844,932	22,509,826	335,106	22,844,932
MVIGSC	32,463	454,180	468,445	-	468,445	35	468,410	468,410	-	468,410
MVIVSC	465,647	13,631,037	13,424,615	-	13,424,615	1,866	13,422,749	13,392,561	30,188	13,422,749
MSEM	397,677	2,858,078	2,187,223	-	2,187,223	392	2,186,831	2,154,526	32,305	2,186,831
MSGI2	224,583	1,658,125	1,356,480	-	1,356,480	82	1,356,398	1,356,398	-	1,356,398
MSVEG2	112,038	995,432	1,134,942	-	1,134,942	59	1,134,883	1,134,883	-	1,134,883
MSVRE	29,331	526,509	426,475	-	426,475	1,353	425,122	418,428	6,694	425,122
DTRTFB	69,121	607,587	588,223	-	588,223	32	588,191	588,191	-	588,191
EIF	889,366	16,488,944	17,333,736	-	17,333,736	13,026	17,320,710	16,917,947	402,763	17,320,710
GBF	4,728,215	52,467,863	44,776,198	61,518	44,837,716	-	44,837,716	44,168,060	669,656	44,837,716
GBF2	63,084	621,902	596,143	-	596,143	4,172	591,971	591,971	-	591,971
GEM	675,090	8,452,002	7,074,944	-	7,074,944	1,094	7,073,850	7,019,712	54,138	7,073,850
GEM2	13,690	143,569	141,149	-	141,149	38	141,111	141,111	-	141,111
GIG	1,075,129	11,005,017	11,557,635	-	11,557,635	13,338	11,544,297	11,448,851	95,446	11,544,297

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVAAA2	3,095,270	84,196,844	78,681,762	37,178	78,718,940	-	78,718,940	76,692,648	2,026,292	78,718,940
GVABD2	722,362	8,602,282	7,880,969	3,443	7,884,412	-	7,884,412	7,733,135	151,277	7,884,412
GVAGG2	547,738	17,940,547	19,242,050	15,837	19,257,887	-	19,257,887	19,114,785	143,102	19,257,887
GVAGI2	342,600	18,778,539	21,542,682	-	21,542,682	801	21,541,881	20,763,337	778,544	21,541,881
GVAGR2	378,909	37,173,166	41,005,540	32,455	41,037,995	-	41,037,995	40,077,761	960,234	41,037,995
GVDMA	6,372,682	69,025,698	57,991,410	358,722	58,350,132	-	58,350,132	54,624,397	3,725,735	58,350,132
GVDMC	2,293,088	23,698,573	21,096,414	3,974	21,100,388	-	21,100,388	19,514,429	1,585,959	21,100,388
GVEX1	137,398	1,104,402	1,261,309	-	1,261,309	20	1,261,289	1,261,289	-	1,261,289
GVEX2	4,332,241	38,136,640	38,773,557	482	38,774,039	-	38,774,039	38,725,859	48,180	38,774,039
GVIDA	2,639,281	29,724,470	26,947,057	49	26,947,106	-	26,947,106	25,741,023	1,206,083	26,947,106
GVIDC	1,282,132	12,666,607	12,077,683	13,513	12,091,196	-	12,091,196	11,747,148	344,048	12,091,196
GVIDM	10,436,640	108,146,500	90,276,935	269,034	90,545,969	-	90,545,969	84,555,666	5,990,303	90,545,969
GVIX8	444,508	4,411,122	4,658,443	-	4,658,443	163	4,658,280	4,658,280	-	4,658,280
HIBF	3,212,509	20,473,050	18,600,427	18,827	18,619,254	-	18,619,254	18,347,603	271,651	18,619,254
IDPG2	45,969	498,794	468,882	-	468,882	13	468,869	468,869	-	468,869
IDPGI2	6,765	69,469	69,413	-	69,413	8	69,405	69,405	-	69,405
MCIF	3,485,557	71,730,718	65,667,902	30,396	65,698,298	-	65,698,298	65,098,299	599,999	65,698,298
MCIF2	115,312	2,743,595	2,125,202	78	2,125,280	-	2,125,280	2,123,130	2,150	2,125,280
MSBF	2,804,960	25,333,641	23,449,466	10,726	23,460,192	-	23,460,192	23,137,525	322,667	23,460,192
NAMAA2	208,715	2,227,179	1,993,224	-	1,993,224	62	1,993,162	1,993,162	-	1,993,162
NAMGI2	25,321	312,232	358,548	-	358,548	50	358,498	358,498	-	358,498
NCPG2	12,195	142,344	148,532	-	148,532	17	148,515	148,515	-	148,515
NCPGI2	17,083	186,315	200,038	-	200,038	14	200,024	200,024	-	200,024
NVAMV1	5,941,431	98,069,112	99,756,626	55,351	99,811,977	-	99,811,977	98,712,540	1,099,437	99,811,977
NVAMV2	61,165	1,096,541	1,019,003	-	1,019,003	60	1,018,943	1,018,943	-	1,018,943
NVAMVX	939,431	14,699,890	15,744,864	-	15,744,864	400	15,744,464	15,744,464	-	15,744,464
NVAMVZ	105,730	1,519,640	1,746,653	607	1,747,260	-	1,747,260	1,553,332	193,928	1,747,260
NVCBD1	733,952	7,434,785	6,715,658	72	6,715,730	-	6,715,730	6,667,313	48,417	6,715,730
NVCBD2	19,335	184,640	176,338	-	176,338	18	176,320	176,320	-	176,320
NVCCA2	354,924	3,673,428	3,801,238	378	3,801,616	-	3,801,616	3,721,963	79,653	3,801,616
NVCCN2	548,349	5,684,251	5,697,349	28,538	5,725,887	-	5,725,887	5,529,422	196,465	5,725,887
NVCMA2	443,666	4,039,004	4,569,759	528,353	5,098,112	-	5,098,112	3,561,998	1,536,114	5,098,112
NVCMC2	368,497	3,980,278	3,979,766	-	3,979,766	1,374	3,978,392	3,932,726	45,666	3,978,392
NVCMD2	819,512	8,650,337	9,006,432	444,758	9,451,190	-	9,451,190	8,197,969	1,253,221	9,451,190
NVCRA2	276,863	2,898,455	3,410,947	-	3,410,947	86	3,410,861	3,410,861	-	3,410,861
NVCRB2	862,069	9,053,097	9,577,581	525	9,578,106	-	9,578,106	9,331,563	246,543	9,578,106
NVDBL2	421,887	6,066,641	5,522,495	1,550	5,524,045	-	5,524,045	5,443,396	80,649	5,524,045

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVDCA2	149,898	2,027,576	1,875,226	665	1,875,891	-	1,875,891	1,843,224	32,667	1,875,891
NVFIII	33,856	323,623	322,652	-	322,652	20	322,632	322,632	-	322,632
NVGEII	46,592	659,001	741,743	-	741,743	27	741,716	741,716	-	741,716
NVIE6	47,525	478,058	504,718	-	504,718	7	504,711	480,012	24,699	504,711
NVLCP1	97,730	1,080,902	965,569	-	965,569	101	965,468	965,468	-	965,468
NVLCP2	154,052	1,739,829	1,545,144	29,309	1,574,453	-	1,574,453	1,499,457	74,996	1,574,453
NVLCPP	836,814	9,406,371	8,309,562	1,292	8,310,854	-	8,310,854	8,293,550	17,304	8,310,854
NVMGA2	14,515	153,625	167,653	-	167,653	25	167,628	167,628	-	167,628
NVMIG1	2,869,787	29,223,106	22,298,245	13,561	22,311,806	-	22,311,806	22,133,571	178,235	22,311,806
NVMIVX	316,865	3,396,302	3,713,652	-	3,713,652	357	3,713,295	3,713,295	-	3,713,295
NVMIVZ	18,844	194,339	220,476	178	220,654	-	220,654	160,309	60,345	220,654
NVMLG1	3,192,000	26,601,200	27,132,001	62	27,132,063	-	27,132,063	26,688,368	443,695	27,132,063
NVMLG2	26,485	219,791	213,730	-	213,730	20	213,710	213,710	-	213,710
NVMM2	22,209,861	22,209,861	22,209,861	5,096	22,214,957	-	22,214,957	22,166,735	48,222	22,214,957
NVMMG1	8,379,917	77,418,805	52,542,081	5,158	52,547,239	-	52,547,239	52,055,288	491,951	52,547,239
NVMMG2	673,467	5,386,481	3,650,193	-	3,650,193	81	3,650,112	3,650,112	-	3,650,112
NVMMV2	5,133,333	44,382,103	39,680,665	-	39,680,665	1,833	39,678,832	39,579,143	99,689	39,678,832
NVNMO1	4,082,748	43,622,795	51,401,797	2,148	51,403,945	-	51,403,945	51,289,854	114,091	51,403,945
NVNMO2	42,223	490,225	519,767	-	519,767	29	519,738	519,738	-	519,738
NVNSR1	176,350	2,282,359	2,123,253	2,605	2,125,858	-	2,125,858	2,089,068	36,790	2,125,858
NVOLG1	22,317,987	430,127,064	470,909,522	374,032	471,283,554	-	471,283,554	464,558,852	6,724,702	471,283,554
NVOLG2	331,666	6,382,918	6,898,657	-	6,898,657	3,617	6,895,040	6,895,040	-	6,895,040
NVRE1	5,217,219	35,423,968	38,450,902	6,094	38,456,996	-	38,456,996	38,042,858	414,138	38,456,996
NVSIX2	377,499	3,284,390	2,986,019	-	2,986,019	174	2,985,845	2,985,845	-	2,985,845
NVSTB2	421,249	4,272,260	4,048,201	-	4,048,201	210	4,047,991	3,974,928	73,063	4,047,991
NVTIV3	80,358	831,733	949,834	-	949,834	185	949,649	916,551	33,098	949,649
SAM	150,803,478	150,803,478	150,803,478	380,296	151,183,774	-	151,183,774	149,211,495	1,972,279	151,183,774
SCF	3,680,642	67,046,883	67,061,301	1,957	67,063,258	-	67,063,258	66,430,801	632,457	67,063,258
SCF2	50,676	902,463	813,852	-	813,852	61	813,791	813,791	-	813,791
SCGF	1,267,868	20,143,447	17,395,152	1,048	17,396,200	-	17,396,200	17,320,056	76,144	17,396,200
SCGF2	16,798	191,285	192,667	-	192,667	291	192,376	192,376	-	192,376
SCVF	6,495,868	62,614,691	61,191,073	10,117	61,201,190	-	61,201,190	60,661,937	539,253	61,201,190
SCVF2	32,830	302,521	289,558	-	289,558	700	288,858	288,858	-	288,858
TRF	3,952,377	65,150,075	83,790,383	19,285	83,809,668	-	83,809,668	83,210,157	599,511	83,809,668
TRF2	10,714	251,750	225,630	-	225,630	24	225,606	225,606	-	225,606
AMCG	5,387	158,616	143,467	1,043	144,510	-	144,510	133,608	10,902	144,510
AMMCGS	40,268	1,046,067	922,933	23	922,956	-	922,956	917,829	5,127	922,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMSRS	175,442	4,297,544	5,850,996	-	5,850,996	166	5,850,830	5,820,921	29,909	5,850,830
AMTB	829,141	8,602,212	7,992,921	3,646	7,996,567	-	7,996,567	7,862,735	133,832	7,996,567
PMVAAD	271,781	2,890,681	2,500,383	-	2,500,383	131	2,500,252	2,500,252	-	2,500,252
PMVEBD	57,699	646,006	608,722	-	608,722	58	608,664	608,664	-	608,664
PMVFAD	92,501	837,092	700,232	3,394	703,626	-	703,626	672,933	30,693	703,626
PMVIV	25,976	251,374	258,457	-	258,457	7	258,450	258,450	-	258,450
PMVLAD	1,408,973	14,249,727	13,526,143	-	13,526,143	969	13,525,174	13,500,643	24,531	13,525,174
PMVRRA	48,080	621,648	556,289	516	556,805	-	556,805	556,805	-	556,805
PMVSTA	425,223	4,331,543	4,350,027	-	4,350,027	93	4,349,934	4,349,934	-	4,349,934
PVEIB	85,199	2,305,443	2,455,440	-	2,455,440	43	2,455,397	2,444,050	11,347	2,455,397
PVIGIB	64,562	647,366	759,252	-	759,252	42	759,210	759,210	-	759,210
PVNOB	273	10,237	10,819	-	10,819	1	10,818	10,818	-	10,818
PVTIGB	37,340	516,261	570,182	-	570,182	30	570,152	570,152	-	570,152
ROCMC	30,043	280,990	275,490	-	275,490	311	275,179	275,179	-	275,179
TRHS2	494,059	24,342,393	25,616,952	9,057	25,626,009	-	25,626,009	25,552,644	73,365	25,626,009
TRMCG2	11,367	306,209	307,132	-	307,132	3	307,129	307,129	-	307,129
VWEM	732,970	9,284,241	6,750,650	-	6,750,650	356	6,750,294	6,736,011	14,283	6,750,294
VWHA	150,305	4,317,198	3,996,611	6,169	4,002,780	-	4,002,780	3,980,973	21,807	4,002,780
VWHAS	133,182	3,736,130	3,385,498	-	3,385,498	679	3,384,819	3,384,819	-	3,384,819
VRVDRA	19,748	397,887	383,898	-	383,898	44	383,854	383,854	-	383,854

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	SVOF	WFVSCG	ACVI	ACVIG
Reinvested dividends	$6,557	614	-	29,100	-	-	13,358	611,872
Mortality and expense risk charges (note 2)	(9,609)	(1,297)	(14,671)	(50,146)	(1,700)	(47,940)	(10,456)	(448,159)

Net investment income (loss)	(3,052)	(683)	(14,671)	(21,046)	(1,700)	(47,940)	2,902	163,713

Realized gain (loss) on investments	(1,184)	13,155	17,268	75,349	1,210	(191,596)	2,708	(1,735,030)
Change in unrealized gain (loss) on investments	10,466	3,937	163,027	146,971	16,637	353,530	98,084	4,365,318

Net gain (loss) on investments	9,282	17,092	180,295	222,320	17,847	161,934	100,792	2,630,288

Reinvested capital gains	41,421	-	57,201	305,956	8,502	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,651	16,409	222,825	507,230	24,649	113,994	103,694	2,794,001

Investment Activity*:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	AMVBC4
Reinvested dividends	$6,446	472,726	276,850	12,171	-	29,996	18,475	8,403
Mortality and expense risk charges (note 2)	(9,757)	(165,166)	(133,155)	(9,674)	(850)	(13,876)	(9,209)	(4,677)

Net investment income (loss)	(3,311)	307,560	143,695	2,497	(850)	16,120	9,266	3,726

Realized gain (loss) on investments	(71,543)	(238,164)	(227,833)	861	1,503	37,261	(60,759)	10,270
Change in unrealized gain (loss) on investments	99,382	248,674	(751,934)	(42,789)	12,278	(58,467)	22,258	49,595

Net gain (loss) on investments	27,839	10,510	(979,767)	(41,928)	13,781	(21,206)	(38,501)	59,865

Reinvested capital gains	-	-	1,384,548	62,729	3,349	101,311	73,154	2,960

Net increase (decrease) in contract owners’ equity resulting from operations	$24,528	318,070	548,476	23,298	16,280	96,225	43,919	66,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVGS4	AMVGV2	AMVNW4	BRVED3	BRVHY3	BRVTR3	MLVGA3	DCAP
Reinvested dividends	$1	12,556	4,684	96,783	365,558	134,135	429,240	383
Mortality and expense risk charges (note 2)	(39)	(4,049)	(2,690)	(60,217)	(66,239)	(41,885)	(196,506)	(1,209)

Net investment income (loss)	(38)	8,507	1,994	36,566	299,319	92,250	232,734	(826)

Realized gain (loss) on investments	(3)	(16,182)	2,052	(54,965)	(131,269)	(365,255)	(103,705)	(11,191)
Change in unrealized gain (loss) on investments	411	721	27,902	278,519	451,891	427,037	1,726,840	16,290

Net gain (loss) on investments	408	(15,461)	29,954	223,554	320,622	61,782	1,623,135	5,099

Reinvested capital gains	-	-	-	269,209	-	-	-	5,016

Net increase (decrease) in contract owners’ equity resulting from operations	$370	(6,954)	31,948	529,329	619,941	154,032	1,855,869	9,289

Investment Activity*:	DSIF	DSRG	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR
Reinvested dividends	$3,910,937	248,067	67	6,829	175,902	20,583	14,904	635,226
Mortality and expense risk charges (note 2)	(2,985,578)	(363,726)	(269)	(13,388)	(181,930)	(4,236)	(26,738)	(89,625)

Net investment income (loss)	925,359	(115,659)	(202)	(6,559)	(6,028)	16,347	(11,834)	545,601

Realized gain (loss) on investments	14,051,159	40,081	56	(28,871)	79,658	(5,444)	(42,345)	(45,630)
Change in unrealized gain (loss) on investments	35,507,198	2,939,671	1,078	190,991	1,192,177	29,121	132,035	236,663

Net gain (loss) on investments	49,558,357	2,979,752	1,134	162,120	1,271,835	23,677	89,690	191,033

Reinvested capital gains	10,172,895	3,983,511	1,506	40,112	918,263	-	99,897	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,656,611	6,847,604	2,438	195,673	2,184,070	40,024	177,753	736,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FHIBS	FQB	FQBS	FVU2S	FB2	FC2	FCS	FEI2
Reinvested dividends	$36,527	865,689	21,509	1,345	281,388	7,146	54,644	36,218
Mortality and expense risk charges (note 2)	(10,860)	(368,379)	(16,344)	(1,424)	(185,980)	(24,155)	(155,585)	(37,967)

Net investment income (loss)	25,667	497,310	5,165	(79)	95,408	(17,009)	(100,941)	(1,749)

Realized gain (loss) on investments	(18,324)	(633,522)	(10,308)	(3,976)	(200,419)	(34,635)	533,873	(19,263)
Change in unrealized gain (loss) on investments	53,861	1,673,198	38,734	8,642	2,644,430	607,629	2,938,502	128,707

Net gain (loss) on investments	35,537	1,039,676	28,426	4,666	2,444,011	572,994	3,472,375	109,444

Reinvested capital gains	-	-	-	-	614,677	92,321	498,516	62,149

Net increase (decrease) in contract owners’ equity resulting from operations	$61,204	1,536,986	33,591	4,587	3,154,096	648,306	3,869,950	169,844

Investment Activity*:	FEIS	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$2,413,661	29,150	188,181	467	272,540	2,817	192,589	1,520
Mortality and expense risk charges (note 2)	(1,502,950)	(15,883)	(60,535)	-	(96,890)	(1,851)	(88,737)	(1,458)

Net investment income (loss)	910,711	13,267	127,646	467	175,650	966	103,852	62

Realized gain (loss) on investments	550,695	(20,499)	(233,271)	(704)	(90,958)	1,945	(17,135)	(19)
Change in unrealized gain (loss) on investments	6,680,000	104,125	79,867	303	793,054	5,630	937,327	7,859

Net gain (loss) on investments	7,230,695	83,626	(153,404)	(401)	702,096	7,575	920,192	7,840

Reinvested capital gains	3,822,516	-	411,026	961	68,293	679	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,963,922	96,893	385,268	1,027	946,039	9,220	1,024,044	7,902

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FG2	FGI2	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS
Reinvested dividends	$120	40,975	-	68,936	2,326,331	552,271	3,496	83,259
Mortality and expense risk charges (note 2)	(53,355)	(29,815)	(18,261)	(2,019,609)	(378,673)	(247,349)	(15,852)	(182,908)

Net investment income (loss)	(53,235)	11,160	(18,261)	(1,950,673)	1,947,658	304,922	(12,356)	(99,649)

Realized gain (loss) on investments	6,996	(11,279)	33,959	6,766,810	(1,925,867)	(481,866)	11,014	(115,984)
Change in unrealized gain (loss) on investments	788,771	334,802	572,950	41,592,083	2,159,558	1,221,677	89,266	1,900,269

Net gain (loss) on investments	795,767	323,523	606,909	48,358,893	233,691	739,811	100,280	1,784,285

Reinvested capital gains	143,562	108,064	-	8,678,922	-	-	26,225	452,860

Net increase (decrease) in contract owners’ equity resulting from operations	$886,094	442,747	588,648	55,087,142	2,181,349	1,044,733	114,149	2,137,496

Investment Activity*:	FNRS2	FO2	FOS	FRESS2	FVFRHI	FVSS	FVSS2	FTVDM2
Reinvested dividends	$311,807	5,923	184,554	22,210	18,093	82,503	3,441	46,589
Mortality and expense risk charges (note 2)	(140,424)	(13,043)	(216,052)	(7,392)	(871)	(85,842)	(5,646)	(24,396)

Net investment income (loss)	171,383	(7,120)	(31,498)	14,818	17,222	(3,339)	(2,205)	22,193

Realized gain (loss) on investments	(73,639)	5,178	415,393	(48,134)	(1,404)	(177,966)	6,277	(96,055)
Change in unrealized gain (loss) on investments	(621,910)	123,538	3,038,873	97,225	(7,799)	1,197,098	41,229	308,790

Net gain (loss) on investments	(695,549)	128,716	3,454,266	49,091	(9,203)	1,019,132	47,506	212,735

Reinvested capital gains	-	1,985	51,707	32,729	-	293,652	14,372	1,690

Net increase (decrease) in contract owners’ equity resulting from operations	$(524,166)	123,581	3,474,475	96,638	8,019	1,309,445	59,673	236,618

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVFA2	FTVGI2	FTVIS2	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$37,788	-	1,214,778	4,419	36,119	78,563	1,614	3,913
Mortality and expense risk charges (note 2)	(28,740)	(93,179)	(271,469)	(6,473)	(76,562)	(27,224)	(723)	(588)

Net investment income (loss)	9,048	(93,179)	943,309	(2,054)	(40,443)	51,339	891	3,325

Realized gain (loss) on investments	(139,888)	(482,707)	(17,607)	8,931	(268,491)	(37,747)	(152)	(202)
Change in unrealized gain (loss) on investments	405,567	685,561	(743,909)	(9,521)	700,634	429,482	4,585	808

Net gain (loss) on investments	265,679	202,854	(761,516)	(590)	432,143	391,735	4,433	606

Reinvested capital gains	43,863	-	1,472,700	50,714	391,565	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$318,590	109,675	1,654,493	48,070	783,265	443,074	5,324	3,931

Investment Activity*:	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Reinvested dividends	$35,818	9,384	1,962	7,074	3,413	15,367	7,244	20,938
Mortality and expense risk charges (note 2)	(12,769)	(3,148)	(1,413)	(6,291)	(2,530)	(2,861)	(6,218)	(15,700)

Net investment income (loss)	23,049	6,236	549	783	883	12,506	1,026	5,238

Realized gain (loss) on investments	(31,426)	(1,244)	(13,125)	(1,524)	(512)	(9,255)	(1,182)	(8,219)
Change in unrealized gain (loss) on investments	49,331	28,685	40,905	65,771	(4,439)	23,686	15,008	19,031

Net gain (loss) on investments	17,905	27,441	27,780	64,247	(4,951)	14,431	13,826	10,812

Reinvested capital gains	-	-	-	4,338	18,548	-	35,335	98,218

Net increase (decrease) in contract owners’ equity resulting from operations	$40,954	33,677	28,329	69,368	14,480	26,937	50,187	114,268

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	SBLX	SBLY	ACC2	ACEG	AVCE2	AVGI	IVHS	IVKEI1
Reinvested dividends	$825	1,965	36,654	-	1,501	18	-	7,267
Mortality and expense risk charges (note 2)	(652)	(1,604)	(43,173)	(173)	(6,647)	(36)	(4,773)	(4,319)

Net investment income (loss)	173	361	(6,519)	(173)	(5,146)	(18)	(4,773)	2,948

Realized gain (loss) on investments	(9,253)	(11,933)	(18,218)	(198)	(10,756)	(7)	(4,719)	(12,952)
Change in unrealized gain (loss) on investments	19,601	53,460	(12,962)	5,121	72,816	427	16,054	20,292

Net gain (loss) on investments	10,348	41,527	(31,180)	4,923	62,060	420	11,335	7,340

Reinvested capital gains	-	-	263,973	350	7,456	57	-	19,030

Net increase (decrease) in contract owners’ equity resulting from operations	$10,521	41,888	226,274	5,100	64,370	459	6,562	29,318

Investment Activity*:	IVMCC2	IVRE	OVAG	OVAG2	OVGI	OVGR	OVGS	OVGSS
Reinvested dividends	$61	2,152	-	-	2,433	-	163,530	-
Mortality and expense risk charges (note 2)	(1,493)	(1,609)	(526,540)	(15,098)	(5,178)	(38,184)	(827,000)	(10,441)

Net investment income (loss)	(1,432)	543	(526,540)	(15,098)	(2,745)	(38,184)	(663,470)	(10,441)

Realized gain (loss) on investments	(5,985)	(2,337)	(1,540,620)	(130,722)	(27,283)	(136,049)	(1,303,836)	(2,246)
Change in unrealized gain (loss) on investments	24,499	12,925	7,509,313	272,214	63,727	1,183,662	14,411,062	108,706

Net gain (loss) on investments	18,514	10,588	5,968,693	141,492	36,444	1,047,613	13,107,226	106,460

Reinvested capital gains	-	-	-	-	19,782	-	8,269,685	64,776

Net increase (decrease) in contract owners’ equity resulting from operations	$17,082	11,131	5,442,153	126,394	53,481	1,009,429	20,713,441	160,795

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	OVIGS	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP
Reinvested dividends	$2,600	-	-	72,506	646	924,080	654,461	267
Mortality and expense risk charges (note 2)	(9,385)	(21,132)	(9,002)	(69,352)	(945)	(490,993)	(260,854)	(421)

Net investment income (loss)	(6,785)	(21,132)	(9,002)	3,154	(299)	433,087	393,607	(154)

Realized gain (loss) on investments	(80,551)	5,235	1,408	(38,368)	(1,879)	(972,914)	(596,287)	(3,268)
Change in unrealized gain (loss) on investments	259,715	147,493	39,157	1,014,427	12,976	5,827,529	1,553,449	8,048

Net gain (loss) on investments	179,164	152,728	40,565	976,059	11,097	4,854,615	957,162	4,780

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,379	131,596	31,563	979,213	10,798	5,287,702	1,350,769	4,626

Investment Activity*:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$255,244	123,030	52,940	66,359	-	1,815,149	120,539	13,054
Mortality and expense risk charges (note 2)	(722,336)	(77,593)	(18,486)	(28,465)	(1,026,320)	(314,836)	(78,759)	(170,790)

Net investment income (loss)	(467,092)	45,437	34,454	37,894	(1,026,320)	1,500,313	41,780	(157,736)

Realized gain (loss) on investments	684,927	(755,752)	(18,106)	(13,366)	(2,735,603)	(686,565)	(30,380)	(60,608)
Change in unrealized gain (loss) on investments	6,675,301	1,441,631	32,746	(6,655)	23,160,657	2,077,992	992,339	(308,389)

Net gain (loss) on investments	7,360,228	685,879	14,640	(20,021)	20,425,054	1,391,427	961,959	(368,997)

Reinvested capital gains	6,407,683	114,242	-	-	9,327,474	-	-	3,193,783

Net increase (decrease) in contract owners’ equity resulting from operations	$13,300,819	845,558	49,094	17,873	28,726,208	2,891,740	1,003,739	2,667,050

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRLTBP	WRMCG	WRRESP	WRSCP	WRSCV	WRSTP	WRVP	JABS
Reinvested dividends	$74,203	-	82,145	-	9,525	-	26	30,490
Mortality and expense risk charges (note 2)	(47,313)	(172,714)	(44,249)	(303,914)	(50,087)	(571,020)	(20)	(13,877)

Net investment income (loss)	26,890	(172,714)	37,896	(303,914)	(40,562)	(571,020)	6	16,613

Realized gain (loss) on investments	(49,345)	(690,842)	(247,034)	(2,227,976)	(355,179)	(870,911)	(283)	313
Change in unrealized gain (loss) on investments	177,987	1,662,149	143,259	1,240,269	552,382	15,021,765	134	176,944

Net gain (loss) on investments	128,642	971,307	(103,775)	(987,707)	197,203	14,150,854	(149)	177,257

Reinvested capital gains	-	1,896,440	379,130	4,369,712	468,706	2,820,568	255	-

Net increase (decrease) in contract owners’ equity resulting from operations	$155,532	2,695,033	313,251	3,078,091	625,347	16,400,402	112	193,870

Investment Activity*:	JACAS	JAFBS	JAGSEI	JAGTS	JAIGS	LZREMS	LJPMVS	LOVTRC
Reinvested dividends	$101,354	82,574	126	-	459,191	55,925	201,457	40,021
Mortality and expense risk charges (note 2)	(929,033)	(23,268)	(134)	(472,870)	(361,694)	(12,561)	(81,030)	(9,864)

Net investment income (loss)	(827,679)	59,306	(8)	(472,870)	97,497	43,364	120,427	30,157

Realized gain (loss) on investments	1,835,683	(43,627)	(656)	349,501	281,698	(3,576)	12,759	(69,223)
Change in unrealized gain (loss) on investments	25,654,827	76,052	1,340	17,496,718	2,563,029	195,621	941,758	87,007

Net gain (loss) on investments	27,490,510	32,425	684	17,846,219	2,844,727	192,045	954,517	17,784

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,662,831	91,731	676	17,373,349	2,942,224	235,409	1,074,944	47,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$108	-	-	2,227	5,049	315,004	3,825	62,187
Mortality and expense risk charges (note 2)	(2,750)	(7,485)	(26,256)	(2,963)	(3,325)	(264,836)	(4,103)	(149,402)

Net investment income (loss)	(2,642)	(7,485)	(26,256)	(736)	1,724	50,168	(278)	(87,215)

Realized gain (loss) on investments	6,191	(6,192)	(167,702)	(5,253)	(7,229)	(291,083)	869	(88,626)
Change in unrealized gain (loss) on investments	28,980	78,052	464,304	37,180	31,149	15,240	33,259	1,178,326

Net gain (loss) on investments	35,171	71,860	296,602	31,927	23,920	(275,843)	34,128	1,089,700

Reinvested capital gains	11,648	6,304	-	-	11,229	1,578,971	13,419	995,573

Net increase (decrease) in contract owners’ equity resulting from operations	$44,177	70,679	270,346	31,191	36,873	1,353,296	47,269	1,998,058

Investment Activity*:	MSEM	MSGI2	MSVEG2	MSVMG	MSVRE	DTRTFB	EIF	GBF
Reinvested dividends	$180,984	34,551	-	-	8,780	18,240	309,916	1,201,738
Mortality and expense risk charges (note 2)	(23,610)	(15,941)	(12,319)	(45)	(6,460)	(5,876)	(193,386)	(506,112)

Net investment income (loss)	157,374	18,610	(12,319)	(45)	2,320	12,364	116,530	695,626

Realized gain (loss) on investments	(130,554)	(76,656)	(200,271)	(51,061)	(5,816)	(5,912)	364,838	(930,579)
Change in unrealized gain (loss) on investments	185,369	(114,405)	439,510	54,842	51,750	21,349	(117,943)	1,795,807

Net gain (loss) on investments	54,815	(191,061)	239,239	3,781	45,934	15,437	246,895	865,228

Reinvested capital gains	-	214,623	-	-	-	-	1,371,322	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,189	42,172	226,920	3,736	48,254	27,801	1,734,747	1,560,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$16,328	123,630	2,039	306,896	-	-	-	-
Mortality and expense risk charges (note 2)	(12,796)	(82,121)	(2,622)	(123,295)	(866,496)	(95,765)	(204,594)	(228,548)

Net investment income (loss)	3,532	41,509	(583)	183,601	(866,496)	(95,765)	(204,594)	(228,548)

Realized gain (loss) on investments	(9,409)	(28,174)	6	(155,114)	435,055	(192,793)	561,949	199,302
Change in unrealized gain (loss) on investments	21,081	199,028	4,046	2,082,920	1,586,370	559,710	1,268,055	2,643,572

Net gain (loss) on investments	11,672	170,854	4,052	1,927,806	2,021,425	366,917	1,830,004	2,842,874

Reinvested capital gains	-	-	-	-	7,842,851	-	1,813,753	1,795,709

Net increase (decrease) in contract owners’ equity resulting from operations	$15,204	212,363	3,469	2,111,407	8,997,780	271,152	3,439,163	4,410,035

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	-	-	15,172	398,932	-	-	-
Mortality and expense risk charges (note 2)	(434,603)	(684,960)	(260,564)	(11,333)	(372,536)	(303,310)	(162,343)	(1,067,739)

Net investment income (loss)	(434,603)	(684,960)	(260,564)	3,839	26,396	(303,310)	(162,343)	(1,067,739)

Realized gain (loss) on investments	1,130,953	(1,773,396)	(1,388,954)	(403,468)	(8,436,123)	(850,329)	(453,109)	(6,499,593)
Change in unrealized gain (loss) on investments	6,804,958	10,304,368	3,681,239	607,025	15,956,326	5,137,297	1,481,961	18,700,317

Net gain (loss) on investments	7,935,911	8,530,972	2,292,285	203,557	7,520,203	4,286,968	1,028,852	12,200,724

Reinvested capital gains	4,171,181	594,483	-	1,074	44,597	293,187	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,672,489	8,440,495	2,031,721	208,470	7,591,196	4,276,845	866,509	11,132,985

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2
Reinvested dividends	$97,394	1,082,745	-	-	774,502	21,587	1,286,569	-
Mortality and expense risk charges (note 2)	(49,869)	(206,682)	(5,365)	(628)	(715,121)	(38,246)	(266,125)	(22,001)

Net investment income (loss)	47,525	876,063	(5,365)	(628)	59,381	(16,659)	1,020,444	(22,001)

Realized gain (loss) on investments	50,652	(495,800)	(29,619)	(62)	(2,352,134)	(200,635)	(250,058)	(67,667)
Change in unrealized gain (loss) on investments	552,844	1,688,703	95,604	6,960	7,781,549	374,842	(338,580)	211,028

Net gain (loss) on investments	603,496	1,192,903	65,985	6,898	5,429,415	174,207	(588,638)	143,361

Reinvested capital gains	-	-	-	-	3,320,711	109,745	1,255,592	154,073

Net increase (decrease) in contract owners’ equity resulting from operations	$651,021	2,068,966	60,620	6,270	8,809,507	267,293	1,687,398	275,433

Investment Activity*:	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVCBD1
Reinvested dividends	$-	-	-	1,707,140	15,690	288,778	28,442	208,123
Mortality and expense risk charges (note 2)	(3,441)	(1,504)	(2,224)	(1,117,433)	(18,487)	(175,968)	(27,254)	(87,703)

Net investment income (loss)	(3,441)	(1,504)	(2,224)	589,707	(2,797)	112,810	1,188	120,420

Realized gain (loss) on investments	1,195	(69)	(30)	1,145,287	(10,840)	551,307	60,715	(606,589)
Change in unrealized gain (loss) on investments	47,333	14,044	22,451	(22,754)	23,410	(340,982)	(39,906)	769,653

Net gain (loss) on investments	48,528	13,975	22,421	1,122,533	12,570	210,325	20,809	163,064

Reinvested capital gains	23,286	2,365	-	5,496,153	55,379	846,848	97,672	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,373	14,836	20,197	7,208,393	65,152	1,169,983	119,669	283,484

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$4,974	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,529)	(43,595)	(68,978)	(57,636)	(43,590)	(114,881)	(34,024)	(98,780)

Net investment income (loss)	1,445	(43,595)	(68,978)	(57,636)	(43,590)	(114,881)	(34,024)	(98,780)

Realized gain (loss) on investments	(588)	2,362	(14,776)	15,573	(22,100)	(3,287)	64,839	(26,468)
Change in unrealized gain (loss) on investments	4,164	289,181	381,852	419,970	274,598	707,246	306,285	675,612

Net gain (loss) on investments	3,576	291,543	367,076	435,543	252,498	703,959	371,124	649,144

Reinvested capital gains	-	276,671	117,937	276,333	192,450	598,560	189,477	415,812

Net increase (decrease) in contract owners’ equity resulting from operations	$5,021	524,619	416,035	654,240	401,358	1,187,638	526,577	966,176

Investment Activity*:	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP1	NVLCP2	NVLCPP
Reinvested dividends	$-	-	8,047	9,739	11,768	34,525	51,253	292,022
Mortality and expense risk charges (note 2)	(63,534)	(25,570)	(2,951)	(4,585)	(2,328)	(10,194)	(18,022)	(86,952)

Net investment income (loss)	(63,534)	(25,570)	5,096	5,154	9,440	24,331	33,231	205,070

Realized gain (loss) on investments	(224,885)	(404,093)	(5,604)	1,995	1,057	(39,188)	(84,275)	(378,863)
Change in unrealized gain (loss) on investments	903,473	738,271	15,597	85,755	29,556	69,843	148,182	687,404

Net gain (loss) on investments	678,588	334,178	9,993	87,750	30,613	30,655	63,907	308,541

Reinvested capital gains	-	2,195	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$615,054	310,803	15,089	92,904	40,053	54,986	97,138	513,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVMGA2	NVMIG1	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$-	411,696	97,508	5,040	1,300,826	14,005	883,866	-
Mortality and expense risk charges (note 2)	(1,898)	(242,865)	(40,260)	(3,626)	(288,903)	(4,890)	(209,552)	(568,598)

Net investment income (loss)	(1,898)	168,831	57,248	1,414	1,011,923	9,115	674,314	(568,598)

Realized gain (loss) on investments	662	(1,879,867)	118,832	3,293	(1,089,812)	(20,069)	-	(5,366,476)
Change in unrealized gain (loss) on investments	17,606	4,738,805	312,416	22,326	6,019,288	63,136	-	14,968,382

Net gain (loss) on investments	18,268	2,858,938	431,248	25,619	4,929,476	43,067	-	9,601,906

Reinvested capital gains	-	-	-	-	1,256,322	13,526	2	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,370	3,027,769	488,496	27,033	7,197,721	65,708	674,316	9,033,308

Investment Activity*:	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVOLG1	NVOLG2	NVRE1
Reinvested dividends	$-	583,780	245,010	2,031	6,489	6,313,737	77,799	852,197
Mortality and expense risk charges (note 2)	(48,214)	(451,432)	(511,582)	(5,282)	(22,904)	(4,917,187)	(119,990)	(424,655)

Net investment income (loss)	(48,214)	132,348	(266,572)	(3,251)	(16,415)	1,396,550	(42,191)	427,542

Realized gain (loss) on investments	(749,594)	(1,213,321)	737,068	(13,591)	(73,304)	10,587,609	194,900	732,157
Change in unrealized gain (loss) on investments	1,455,200	(1,926,312)	5,662,741	77,772	216,432	79,366,210	1,145,683	2,140,655

Net gain (loss) on investments	705,606	(3,139,633)	6,399,809	64,181	143,128	89,953,819	1,340,583	2,872,812

Reinvested capital gains	-	5,783,812	3,503,674	37,471	230,480	-	-	859,510

Net increase (decrease) in contract owners’ equity resulting from operations	$657,392	2,776,527	9,636,911	98,401	357,193	91,350,369	1,298,392	4,159,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$31,158	143,286	23,511	7,319,248	318,907	2,648	-	-
Mortality and expense risk charges (note 2)	(30,763)	(48,394)	(11,349)	(1,749,096)	(703,038)	(14,051)	(192,404)	(3,337)

Net investment income (loss)	395	94,892	12,162	5,570,152	(384,131)	(11,403)	(192,404)	(3,337)

Realized gain (loss) on investments	(35,961)	(78,481)	14,342	-	(1,739,553)	(17,724)	(596,313)	(3,374)
Change in unrealized gain (loss) on investments	406,381	165,737	104,270	-	9,483,973	110,404	3,338,123	32,582

Net gain (loss) on investments	370,420	87,256	118,612	-	7,744,420	92,680	2,741,810	29,208

Reinvested capital gains	17,063	-	-	15	369,166	4,922	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$387,878	182,148	130,774	5,570,167	7,729,455	86,199	2,549,406	25,871

Investment Activity*:	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS	AMSRS	AMTB
Reinvested dividends	$241,164	561	1,110,083	2,440	-	-	18,750	372,947
Mortality and expense risk charges (note 2)	(630,737)	(5,670)	(897,473)	(4,087)	(2,301)	(10,309)	(60,190)	(98,983)

Net investment income (loss)	(389,573)	(5,109)	212,610	(1,647)	(2,301)	(10,309)	(41,440)	273,964

Realized gain (loss) on investments	(2,793,290)	(17,103)	7,365,435	(756)	879	(119,415)	146,763	(175,832)
Change in unrealized gain (loss) on investments	9,136,590	47,155	(10,049,462)	(6,289)	21,715	254,706	1,060,771	280,893

Net gain (loss) on investments	6,343,300	30,052	(2,684,027)	(7,045)	22,594	135,291	1,207,534	105,061

Reinvested capital gains	2,767,421	13,909	8,296,937	21,549	-	-	88,476	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,721,148	38,852	5,825,520	12,857	20,293	124,982	1,254,570	379,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVAAD	PMVEBD	PMVFAD	PMVIV	PMVLAD	PMVRRA	PMVSTA	PVEIB
Reinvested dividends	$69,278	35,559	16,484	5,771	498,666	16,410	196,513	41,470
Mortality and expense risk charges (note 2)	(26,573)	(6,840)	(7,889)	(1,021)	(164,425)	(6,089)	(50,195)	(21,805)

Net investment income (loss)	42,705	28,719	8,595	4,750	334,241	10,321	146,318	19,665

Realized gain (loss) on investments	(23,055)	(55,000)	(50,338)	(17)	(281,817)	(7,096)	(41,413)	(71,210)
Change in unrealized gain (loss) on investments	146,828	89,218	75,799	7,083	456,210	12,068	96,840	229,913

Net gain (loss) on investments	123,773	34,218	25,461	7,066	174,393	4,972	55,427	158,703

Reinvested capital gains	-	-	-	-	-	-	-	116,246

Net increase (decrease) in contract owners’ equity resulting from operations	$166,478	62,937	34,056	11,816	508,634	15,293	201,745	294,614

Investment Activity*:	PVIGIB	PVNOB	PVTIGB	ROCMC	TRHS2	TRMCG2	VWEM	VWHA
Reinvested dividends	$9,978	-	137	-	-	-	242,751	118,353
Mortality and expense risk charges (note 2)	(7,353)	(12)	(3,944)	(2,890)	(300,999)	(1,032)	(76,627)	(45,221)

Net investment income (loss)	2,625	(12)	(3,807)	(2,890)	(300,999)	(1,032)	166,124	73,132

Realized gain (loss) on investments	(2,801)	1	27,106	(4,623)	1,507,389	(51)	(717,944)	(52,489)
Change in unrealized gain (loss) on investments	114,154	582	49,333	50,753	(1,840,374)	923	1,127,885	(231,201)

Net gain (loss) on investments	111,353	583	76,439	46,130	(332,985)	872	409,941	(283,690)

Reinvested capital gains	-	-	-	-	952,164	19,206	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$113,978	571	72,632	43,240	318,180	19,046	576,065	(210,558)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VWHAS	VRVDRA
Reinvested dividends	$111,223	4,853
Mortality and expense risk charges (note 2)	(51,544)	(3,620)

Net investment income (loss)	59,679	1,233

Realized gain (loss) on investments	(188,747)	(65,051)
Change in unrealized gain (loss) on investments	(210,714)	87,331

Net gain (loss) on investments	(399,461)	22,280

Reinvested capital gains	-	2,136

Net increase (decrease) in contract owners’ equity resulting from operations	$(339,782)	25,649

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,052)	(4,075)	(683)	1,381	(14,671)	(14,872)	(21,046)	(23,879)
Realized gain (loss) on investments	(1,184)	3,870	13,155	(11,948)	17,268	16,714	75,349	140,167
Change in unrealized gain (loss) on investments	10,466	(119,911)	3,937	(1,763)	163,027	(432,137)	146,971	(1,624,390)
Reinvested capital gains	41,421	84,846	-	-	57,201	107,309	305,956	641,946

Net increase (decrease) in contract owners’ equity resulting from operations	47,651	(35,270)	16,409	(12,330)	222,825	(322,986)	507,230	(866,156)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(1)	-	37,153	22,634
Transfers between funds	(571)	(2,504)	(48,934)	129,453	(9,678)	76,520	(21,894)	(218,697)
Redemptions (notes 2, 3, and 4)	(20,051)	(33,589)	(20,661)	(21,409)	(82,667)	(58,116)	(548,761)	(548,319)
Adjustments to maintain reserves	(40)	(6)	(21)	(1)	(67)	49	48	(130)

Net equity transactions	(20,662)	(36,099)	(69,616)	108,043	(92,413)	18,453	(533,454)	(744,512)

Net change in contract owners’ equity	26,989	(71,369)	(53,207)	95,713	130,412	(304,533)	(26,224)	(1,610,668)
Contract owners’ equity at beginning of period	507,874	579,243	127,582	31,869	734,009	1,038,542	3,925,848	5,536,516

Contract owners’ equity at end of period	$534,863	507,874	74,375	127,582	864,421	734,009	3,899,624	3,925,848

CHANGE IN UNITS:
Beginning units	17,177	18,343	15,190	3,235	19,409	18,926	133,341	157,367
Units purchased	48	38	29,899	17,326	1	3,781	26,238	13,806
Units redeemed	(714)	(1,204)	(37,292)	(5,371)	(2,076)	(3,298)	(43,556)	(37,832)

Ending units	16,511	17,177	7,797	15,190	17,334	19,409	116,023	133,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SVOF		WFVSCG		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,700)	(2,330)	(47,940)	(61,851)	2,902	3,770	163,713	292,011
Realized gain (loss) on investments	1,210	(1,145)	(191,596)	(69,592)	2,708	431	(1,735,030)	(573,893)
Change in unrealized gain (loss) on investments	16,637	(62,444)	353,530	(3,512,579)	98,084	(503,307)	4,365,318	(18,390,270)
Reinvested capital gains	8,502	27,854	-	924,593	-	158,145	-	11,488,887

Net increase (decrease) in contract owners’ equity resulting from operations	24,649	(38,065)	113,994	(2,719,429)	103,694	(340,961)	2,794,001	(7,183,265)

Equity transactions:
Purchase payments received from contract owners (note 4)	11,375	143	17,873	37,686	21,875	14,778	275,240	279,681
Transfers between funds	(221)	(262)	(97,101)	(452,455)	(15,508)	(39,850)	(895,655)	(1,252,780)
Redemptions (notes 2, 3, and 4)	(48,077)	(18,362)	(535,991)	(522,875)	(94,968)	(57,114)	(4,249,213)	(3,714,026)
Adjustments to maintain reserves	1,947	(1,350)	(107)	354	1,041	3,544	11,425	14,913

Net equity transactions	(34,976)	(19,831)	(615,326)	(937,290)	(87,560)	(78,642)	(4,858,203)	(4,672,212)

Net change in contract owners’ equity	(10,327)	(57,896)	(501,332)	(3,656,719)	16,134	(419,603)	(2,064,202)	(11,855,477)
Contract owners’ equity at beginning of period	119,584	177,480	4,451,921	8,108,640	929,749	1,349,352	42,218,968	54,074,445

Contract owners’ equity at end of period	$109,257	119,584	3,950,589	4,451,921	945,883	929,749	40,154,766	42,218,968

CHANGE IN UNITS:
Beginning units	2,912	3,321	108,871	128,619	37,602	41,207	1,086,118	1,201,087
Units purchased	321	7	3,112	15,924	1,177	975	31,324	31,141
Units redeemed	(1,242)	(416)	(17,808)	(35,672)	(4,453)	(4,580)	(156,822)	(146,110)

Ending units	1,991	2,912	94,175	108,871	34,326	37,602	960,620	1,086,118

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIG2		ACVIP2		ACVMV1		ACVMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,311)	(2,239)	307,560	677,328	143,695	150,955	2,497	2,269
Realized gain (loss) on investments	(71,543)	(717)	(238,164)	10,973	(227,833)	129,689	861	9,065
Change in unrealized gain (loss) on investments	99,382	(244,230)	248,674	(3,531,165)	(751,934)	(2,433,438)	(42,789)	(111,157)
Reinvested capital gains	-	148,713	-	97,304	1,384,548	1,782,800	62,729	80,239

Net increase (decrease) in contract owners’ equity resulting from operations	24,528	(98,473)	318,070	(2,745,560)	548,476	(369,994)	23,298	(19,584)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	7	48,445	100,347	63,956	53,745	-	(207)
Transfers between funds	3,932	(2,942)	(857,348)	(375,764)	(514,841)	184,809	-	-
Redemptions (notes 2, 3, and 4)	(200,178)	(40,126)	(1,527,617)	(1,697,065)	(1,344,674)	(1,090,820)	(29,694)	(36,320)
Adjustments to maintain reserves	(3,055)	(1,106)	32,676	49,639	2,201	(470)	2	249

Net equity transactions	(199,301)	(44,167)	(2,303,844)	(1,922,843)	(1,793,358)	(852,736)	(29,692)	(36,278)

Net change in contract owners’ equity	(174,773)	(142,640)	(1,985,774)	(4,668,403)	(1,244,882)	(1,222,730)	(6,394)	(55,862)
Contract owners’ equity at beginning of period	565,821	708,461	15,612,967	20,281,370	12,904,552	14,127,282	579,762	635,624

Contract owners’ equity at end of period	$391,048	565,821	13,627,193	15,612,967	11,659,670	12,904,552	573,368	579,762

CHANGE IN UNITS:
Beginning units	20,656	22,034	1,033,270	1,159,486	370,186	396,258	-	-
Units purchased	172	84	32,878	146,574	17,225	38,105	-	-
Units redeemed	(6,951)	(1,462)	(188,812)	(272,790)	(68,994)	(64,177)	-	-

Ending units	13,877	20,656	877,336	1,033,270	318,417	370,186	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVU1		ACVV		ACVV2		AMVBC4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(850)	(857)	16,120	13,346	9,266	7,289	3,726	3,682
Realized gain (loss) on investments	1,503	1,607	37,261	97,479	(60,759)	(68,556)	10,270	2,349
Change in unrealized gain (loss) on investments	12,278	(27,082)	(58,467)	(240,649)	22,258	(11,474)	49,595	3,422
Reinvested capital gains	3,349	5,187	101,311	118,854	73,154	65,727	2,960	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,280	(21,145)	96,225	(10,970)	43,919	(7,014)	66,551	9,453

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,315	7,531	2,703	7,221	(462)	15,987
Transfers between funds	-	-	47,872	18,451	(79,533)	652,656	343,996	254,600
Redemptions (notes 2, 3, and 4)	(1,796)	(2,429)	(184,980)	(283,135)	(30,528)	(20,637)	(27,650)	(1,555)
Adjustments to maintain reserves	(25)	(14)	(2,840)	788	(20)	878	(14)	(4)

Net equity transactions	(1,821)	(2,443)	(131,633)	(256,365)	(107,378)	640,118	315,870	269,028

Net change in contract owners’ equity	14,459	(23,588)	(35,408)	(267,335)	(63,459)	633,104	382,421	278,481
Contract owners’ equity at beginning of period	39,663	63,251	1,331,074	1,598,409	847,799	214,695	278,481	-

Contract owners’ equity at end of period	$54,122	39,663	1,295,666	1,331,074	784,340	847,799	660,902	278,481

CHANGE IN UNITS:
Beginning units	1,091	1,156	23,890	28,640	53,218	13,371	28,336	-
Units purchased	-	-	1,087	1,011	17,139	80,023	48,084	32,505
Units redeemed	(35)	(65)	(3,450)	(5,761)	(24,733)	(40,176)	(18,275)	(4,169)

Ending units	1,056	1,091	21,527	23,890	45,624	53,218	58,145	28,336

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGS4		AMVGV2		AMVNW4		BRVED3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(38)	-	8,507	5,766	1,994	453	36,566	15,013
Realized gain (loss) on investments	(3)	-	(16,182)	(10,674)	2,052	(1,586)	(54,965)	10,383
Change in unrealized gain (loss) on investments	411	-	721	(6,789)	27,902	(432)	278,519	(888,255)
Reinvested capital gains	-	-	-	-	-	2,314	269,209	546,795

Net increase (decrease) in contract owners’ equity resulting from operations	370	-	(6,954)	(11,697)	31,948	749	529,329	(316,064)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	52	-	56,144	3	20,931	61,351
Transfers between funds	23,771	-	143,665	231,058	271,002	91,097	863,531	968,183
Redemptions (notes 2, 3, and 4)	-	-	(6,434)	(3,426)	(22,601)	(7,130)	(411,873)	(225,908)
Adjustments to maintain reserves	(2)	-	(9)	(10)	(11)	(7)	(110)	642

Net equity transactions	23,769	-	137,274	227,622	304,534	83,963	472,479	804,268

Net change in contract owners’ equity	24,139	-	130,320	215,925	336,482	84,712	1,001,808	488,204
Contract owners’ equity at beginning of period	-	-	215,925	-	84,712	-	4,702,167	4,213,963

Contract owners’ equity at end of period	$24,139	-	346,245	215,925	421,194	84,712	5,703,975	4,702,167

CHANGE IN UNITS:
Beginning units	-	-	22,718	-	8,974	-	273,252	232,250
Units purchased	2,246	-	87,881	44,308	33,519	9,785	67,047	178,107
Units redeemed	-	-	(74,810)	(21,590)	(3,525)	(811)	(41,335)	(137,105)

Ending units	2,246	-	35,789	22,718	38,968	8,974	298,964	273,252

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$299,319	336,585	92,250	28,494	232,734	(219,564)	(826)	(1,005)
Realized gain (loss) on investments	(131,269)	(2,415,301)	(365,255)	(133,073)	(103,705)	(366,096)	(11,191)	(20,861)
Change in unrealized gain (loss) on investments	451,891	5,708	427,037	(549,144)	1,726,840	(3,553,604)	16,290	(27,996)
Reinvested capital gains	-	-	-	669	-	297,915	5,016	27,565

Net increase (decrease) in contract owners’ equity resulting from operations	619,941	(2,073,008)	154,032	(653,054)	1,855,869	(3,841,349)	9,289	(22,297)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,421	25,930	4,481	75	75,026	129,444	-	-
Transfers between funds	416,997	(20,989,389)	(180,195)	264,095	(222,203)	(364,385)	(1)	(1)
Redemptions (notes 2, 3, and 4)	(602,956)	(580,108)	(392,680)	(388,621)	(1,497,496)	(1,555,942)	(17,007)	(16,645)
Adjustments to maintain reserves	2,515	8,336	(142)	5,904	(190)	912	1,356	2,857

Net equity transactions	(178,023)	(21,535,231)	(568,536)	(118,547)	(1,644,863)	(1,789,971)	(15,652)	(13,789)

Net change in contract owners’ equity	441,918	(23,608,239)	(414,504)	(771,601)	211,006	(5,631,320)	(6,363)	(36,086)
Contract owners’ equity at beginning of period	7,490,935	31,099,174	3,885,709	4,657,310	17,524,460	23,155,780	58,306	94,392

Contract owners’ equity at end of period	$7,932,853	7,490,935	3,471,205	3,885,709	17,735,466	17,524,460	51,943	58,306

CHANGE IN UNITS:
Beginning units	648,678	2,385,341	408,786	415,826	900,708	987,456	7	3
Units purchased	801,078	3,419,807	114,164	98,449	12,440	30,712	-	4
Units redeemed	(834,981)	(5,156,470)	(172,303)	(105,489)	(93,483)	(117,460)	(4)	-

Ending units	614,775	648,678	350,647	408,786	819,665	900,708	3	7

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSC		DSIF		DSRG		DSRGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	(16)	925,359	709,294	(115,659)	(202,941)	(202)	(260)
Realized gain (loss) on investments	-	(418)	14,051,159	19,395,543	40,081	496,614	56	1,118
Change in unrealized gain (loss) on investments	-	(1,585)	35,507,198	(111,307,048)	2,939,671	(13,714,749)	1,078	(6,549)
Reinvested capital gains	-	949	10,172,895	25,265,190	3,983,511	2,679,298	1,506	1,177

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,070)	60,656,611	(65,937,021)	6,847,604	(10,741,778)	2,438	(4,514)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,161,945	1,863,020	198,839	403,836	-	-
Transfers between funds	-	-	(4,237,607)	(8,142,436)	(717,629)	(1,198,843)	-	(123)
Redemptions (notes 2, 3, and 4)	-	(4,709)	(21,322,918)	(23,107,094)	(2,560,124)	(3,251,060)	-	(3,507)
Adjustments to maintain reserves	-	436	23,547	42,061	(2,573)	(1,266)	9	-

Net equity transactions	-	(4,273)	(24,375,033)	(29,344,449)	(3,081,487)	(4,047,333)	9	(3,630)

Net change in contract owners’ equity	-	(5,343)	36,281,578	(95,281,470)	3,766,117	(14,789,111)	2,447	(8,144)
Contract owners’ equity at beginning of period	-	5,343	258,484,303	353,765,773	31,979,190	46,768,301	11,638	19,782

Contract owners’ equity at end of period	$-	-	294,765,881	258,484,303	35,745,307	31,979,190	14,085	11,638

CHANGE IN UNITS:
Beginning units	-	165	5,626,144	6,229,641	927,194	1,036,599	459	575
Units purchased	-	-	65,776	129,838	8,054	15,351	-	-
Units redeemed	-	(165)	(540,695)	(733,335)	(89,478)	(124,756)	-	(116)

Ending units	-	-	5,151,225	5,626,144	845,770	927,194	459	459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DVMCSS		DVSCS		CLVHY2		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6,559)	(8,376)	(6,028)	(32,636)	16,347	21,719	(11,834)	(15,792)
Realized gain (loss) on investments	(28,871)	(15,181)	79,658	445,215	(5,444)	(64,499)	(42,345)	236,084
Change in unrealized gain (loss) on investments	190,991	(540,494)	1,192,177	(6,447,581)	29,121	(34,264)	132,035	(941,725)
Reinvested capital gains	40,112	330,568	918,263	2,279,395	-	3,904	99,897	214,678

Net increase (decrease) in contract owners’ equity resulting from operations	195,673	(233,483)	2,184,070	(3,755,607)	40,024	(73,140)	177,753	(506,755)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,248	3,743	66,546	94,761	1,125	1,551	14,223	25,312
Transfers between funds	2,962	(42,658)	(371,768)	(650,571)	(18,008)	34,643	(66,992)	(154,411)
Redemptions (notes 2, 3, and 4)	(94,949)	(159,289)	(990,160)	(1,153,836)	(46,175)	(175,115)	(124,536)	(95,375)
Adjustments to maintain reserves	(97)	187	11,965	(5,693)	(21)	874	(108)	54,258

Net equity transactions	(88,836)	(198,017)	(1,283,417)	(1,715,339)	(63,079)	(138,047)	(177,413)	(170,216)

Net change in contract owners’ equity	106,837	(431,500)	900,653	(5,470,946)	(23,055)	(211,187)	340	(676,971)
Contract owners’ equity at beginning of period	1,196,259	1,627,759	16,485,616	21,956,562	414,515	625,702	2,531,150	3,208,121

Contract owners’ equity at end of period	$1,303,096	1,196,259	17,386,269	16,485,616	391,460	414,515	2,531,490	2,531,150

CHANGE IN UNITS:
Beginning units	79,027	91,195	389,362	427,152	38,484	51,311	129,614	142,393
Units purchased	25,547	5,852	10,709	8,276	2,524	10,466	15,751	33,651
Units redeemed	(30,864)	(18,020)	(40,396)	(46,066)	(8,137)	(23,293)	(25,207)	(46,430)

Ending units	73,710	79,027	359,675	389,362	32,871	38,484	120,158	129,614

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ETVFR		FHIBS		FQB		FQBS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$545,601	287,555	25,667	25,901	497,310	544,548	5,165	4,733
Realized gain (loss) on investments	(45,630)	(465,634)	(18,324)	(16,184)	(633,522)	(521,725)	(10,308)	(6,842)
Change in unrealized gain (loss) on investments	236,663	(299,557)	53,861	(117,080)	1,673,198	(4,790,726)	38,734	(131,943)
Reinvested capital gains	-	-	-	-	-	571,537	-	15,056

Net increase (decrease) in contract owners’ equity resulting from operations	736,634	(477,636)	61,204	(107,363)	1,536,986	(4,196,366)	33,591	(118,996)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,386	55,809	-	11,165	196,750	235,469	422	1,224
Transfers between funds	288,383	(68,985)	(1,473)	(7,205)	(260,403)	(1,447,040)	(37,385)	(21,851)
Redemptions (notes 2, 3, and 4)	(547,686)	(797,303)	(97,319)	(71,854)	(3,553,232)	(3,055,334)	(32,042)	(35,119)
Adjustments to maintain reserves	(109)	(10,191)	(1,147)	(43)	21,979	26,766	(4,711)	1,599

Net equity transactions	(250,026)	(820,670)	(99,939)	(67,937)	(3,594,906)	(4,240,139)	(73,716)	(54,147)

Net change in contract owners’ equity	486,608	(1,298,306)	(38,735)	(175,300)	(2,057,920)	(8,436,505)	(40,125)	(173,143)
Contract owners’ equity at beginning of period	7,507,519	8,805,825	642,388	817,688	33,687,173	42,123,678	911,805	1,084,948

Contract owners’ equity at end of period	$7,994,127	7,507,519	603,653	642,388	31,629,253	33,687,173	871,680	911,805

CHANGE IN UNITS:
Beginning units	676,565	761,446	28,444	31,308	1,742,339	1,960,490	66,710	70,557
Units purchased	79,264	357,772	329	534	44,563	36,200	1,432	967
Units redeemed	(100,661)	(442,653)	(4,475)	(3,398)	(228,469)	(254,351)	(6,329)	(4,814)

Ending units	655,168	676,565	24,298	28,444	1,558,433	1,742,339	61,813	66,710

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2S		FB2		FC2		FCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(79)	(1,377)	95,408	(7,086)	(17,009)	(14,280)	(100,941)	(104,305)
Realized gain (loss) on investments	(3,976)	(5,202)	(200,419)	(998,954)	(34,635)	(136,339)	533,873	803,178
Change in unrealized gain (loss) on investments	8,642	(22,765)	2,644,430	(4,876,687)	607,629	(645,145)	2,938,502	(6,419,991)
Reinvested capital gains	-	16,971	614,677	1,226,952	92,321	94,713	498,516	686,215

Net increase (decrease) in contract owners’ equity resulting from operations	4,587	(12,373)	3,154,096	(4,655,775)	648,306	(701,051)	3,869,950	(5,034,903)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,138	6	365,716	183,567	159,805	152,781	132,387	133,478
Transfers between funds	151	30,272	4,689,586	(2,498,577)	1,045,336	(128,838)	(227,542)	(65,501)
Redemptions (notes 2, 3, and 4)	(16,537)	(17,767)	(2,648,090)	(1,176,825)	(415,291)	(63,007)	(1,141,016)	(1,297,219)
Adjustments to maintain reserves	(13)	(24)	(122)	431,772	(52)	54,821	(10,066)	4,203

Net equity transactions	(15,261)	12,487	2,407,090	(3,060,063)	789,798	15,757	(1,246,237)	(1,225,039)

Net change in contract owners’ equity	(10,674)	114	5,561,186	(7,715,838)	1,438,104	(685,294)	2,623,713	(6,259,942)
Contract owners’ equity at beginning of period	85,485	85,371	15,709,084	23,424,922	1,715,581	2,400,875	12,640,274	18,900,216

Contract owners’ equity at end of period	$74,811	85,485	21,270,270	15,709,084	3,153,685	1,715,581	15,263,987	12,640,274

CHANGE IN UNITS:
Beginning units	8,287	7,025	988,465	1,191,498	131,257	133,671	205,016	223,307
Units purchased	296	4,053	331,247	107,814	122,623	34,245	2,380	2,730
Units redeemed	(1,796)	(2,791)	(204,839)	(310,847)	(70,757)	(36,659)	(19,509)	(21,021)

Ending units	6,787	8,287	1,114,873	988,465	183,123	131,257	187,887	205,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEI2		FEIS		FEMS2		FF10S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,749)	(2,554)	910,711	965,622	13,267	7,284	127,646	63,113
Realized gain (loss) on investments	(19,263)	244,077	550,695	1,514,700	(20,499)	(594,685)	(233,271)	(789,535)
Change in unrealized gain (loss) on investments	128,707	(566,509)	6,680,000	(17,464,303)	104,125	203,825	79,867	(1,070,003)
Reinvested capital gains	62,149	78,439	3,822,516	4,839,273	-	-	411,026	478,074

Net increase (decrease) in contract owners’ equity resulting from operations	169,844	(246,547)	11,963,922	(10,144,708)	96,893	(383,576)	385,268	(1,318,351)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,164	1,188	434,405	862,360	99,918	6,996	-	132,159
Transfers between funds	(22,370)	(22,702)	(5,300,375)	(3,062,798)	3,773	306,308	(1,124,763)	(1,473,973)
Redemptions (notes 2, 3, and 4)	(238,217)	(180,186)	(12,041,769)	(11,361,827)	(73,556)	(66,660)	(736,540)	(471,146)
Adjustments to maintain reserves	(280)	68,589	77,787	(74,583)	(52)	19,655	(96)	88,849

Net equity transactions	(238,703)	(133,111)	(16,829,952)	(13,636,848)	30,083	266,299	(1,861,399)	(1,724,111)

Net change in contract owners’ equity	(68,859)	(379,658)	(4,866,030)	(23,781,556)	126,976	(117,277)	(1,476,131)	(3,042,462)
Contract owners’ equity at beginning of period	2,229,190	2,608,848	141,330,902	165,112,458	1,334,230	1,451,507	5,850,565	8,893,027

Contract owners’ equity at end of period	$2,160,331	2,229,190	136,464,872	141,330,902	1,461,206	1,334,230	4,374,434	5,850,565

CHANGE IN UNITS:
Beginning units	81,642	88,874	3,503,409	3,842,548	128,141	109,905	326,976	424,077
Units purchased	1,915	2,191	40,869	104,864	51,445	37,053	5,681	24,394
Units redeemed	(10,835)	(9,423)	(454,179)	(444,003)	(50,099)	(18,817)	(104,778)	(121,495)

Ending units	72,722	81,642	3,090,099	3,503,409	129,487	128,141	227,879	326,976

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF10S2		FF20S		FF20S2		FF30S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$467	243	175,650	93,264	966	(98)	103,852	67,261
Realized gain (loss) on investments	(704)	(963)	(90,958)	(1,091,102)	1,945	2,814	(17,135)	(383,076)
Change in unrealized gain (loss) on investments	303	(1,465)	793,054	(2,216,581)	5,630	(35,153)	937,327	(2,217,900)
Reinvested capital gains	961	617	68,293	1,054,725	679	10,972	-	590,342

Net increase (decrease) in contract owners’ equity resulting from operations	1,027	(1,568)	946,039	(2,159,694)	9,220	(21,465)	1,024,044	(1,943,373)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	42,255	291,571	-	-	109,361	88,604
Transfers between funds	(2,648)	-	(666,619)	116,100	-	-	162,453	229,334
Redemptions (notes 2, 3, and 4)	(220)	(278)	(1,376,815)	(584,063)	(7,278)	(8,900)	(870,199)	(779,158)
Adjustments to maintain reserves	(1,900)	3,390	4,809	160,513	7	3	2,454	163,655

Net equity transactions	(4,768)	3,112	(1,996,370)	(15,879)	(7,271)	(8,897)	(595,931)	(297,565)

Net change in contract owners’ equity	(3,741)	1,544	(1,050,331)	(2,175,573)	1,949	(30,362)	428,113	(2,240,938)
Contract owners’ equity at beginning of period	12,790	11,246	9,576,728	11,752,301	94,694	125,056	7,957,531	10,198,469

Contract owners’ equity at end of period	$9,049	12,790	8,526,397	9,576,728	96,643	94,694	8,385,644	7,957,531

CHANGE IN UNITS:
Beginning units	-	-	493,872	504,075	-	-	371,710	391,355
Units purchased	-	-	15,771	41,883	-	-	18,453	40,326
Units redeemed	-	-	(113,980)	(52,086)	-	-	(44,199)	(59,971)

Ending units	-	-	395,663	493,872	-	-	345,964	371,710

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF30S2		FG2		FGI2		FGOS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$62	(235)	(53,235)	(44,546)	11,160	16,055	(18,261)	(18,114)
Realized gain (loss) on investments	(19)	6,459	6,996	(269,066)	(11,279)	98,088	33,959	53,098
Change in unrealized gain (loss) on investments	7,859	(35,266)	788,771	(1,003,481)	334,802	(436,232)	572,950	(1,242,292)
Reinvested capital gains	-	7,398	143,562	237,197	108,064	58,638	-	324,998

Net increase (decrease) in contract owners’ equity resulting from operations	7,902	(21,644)	886,094	(1,079,896)	442,747	(263,451)	588,648	(882,310)

Equity transactions:
Purchase payments received from contract owners (note 4)	157	-	11,617	-	97,646	172,731	12,719	13,524
Transfers between funds	-	-	(40,468)	84,754	125,037	1,077,429	44,751	54,581
Redemptions (notes 2, 3, and 4)	(6,402)	(30,572)	(368,709)	(178,415)	(523,157)	(145,546)	(89,362)	(90,905)
Adjustments to maintain reserves	651	(168)	(92)	87,670	(83)	94,135	496	(907)

Net equity transactions	(5,594)	(30,740)	(397,652)	(5,991)	(300,557)	1,198,749	(31,396)	(23,707)

Net change in contract owners’ equity	2,308	(52,384)	488,442	(1,085,887)	142,190	935,298	557,252	(906,017)
Contract owners’ equity at beginning of period	73,883	126,267	2,786,397	3,872,284	2,915,079	1,979,781	1,382,296	2,288,313

Contract owners’ equity at end of period	$76,191	73,883	3,274,839	2,786,397	3,057,269	2,915,079	1,939,548	1,382,296

CHANGE IN UNITS:
Beginning units	-	-	74,163	76,196	156,725	99,791	32,464	32,835
Units purchased	-	-	698	3,582	28,494	83,995	1,319	2,768
Units redeemed	-	-	(9,903)	(5,615)	(44,969)	(27,061)	(2,158)	(3,139)

Ending units	-	-	64,958	74,163	140,250	156,725	31,625	32,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGS		FHIS		FIGBS		FMC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,950,673)	(1,115,302)	1,947,658	929,342	304,922	237,584	(12,356)	(14,900)
Realized gain (loss) on investments	6,766,810	6,053,627	(1,925,867)	(4,093,028)	(481,866)	(487,659)	11,014	(859)
Change in unrealized gain (loss) on investments	41,592,083	(80,397,247)	2,159,558	(1,832,136)	1,221,677	(5,068,793)	89,266	(239,908)
Reinvested capital gains	8,678,922	14,551,555	-	-	-	1,374,517	26,225	67,003

Net increase (decrease) in contract owners’ equity resulting from operations	55,087,142	(60,907,367)	2,181,349	(4,995,822)	1,044,733	(3,944,351)	114,149	(188,664)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,734,569	1,595,150	129,138	231,214	256,868	398,240	-	-
Transfers between funds	(3,078,513)	(5,918,181)	19,191,163	194,197	1,024,586	(2,150,643)	-	(21,950)
Redemptions (notes 2, 3, and 4)	(17,139,600)	(15,734,033)	(2,349,310)	(2,437,924)	(2,072,687)	(2,029,117)	(102,790)	(79,788)
Adjustments to maintain reserves	(32,650)	5,359	35,244	21,617	3,574	51,713	(8,573)	94,744

Net equity transactions	(18,516,194)	(20,051,705)	17,006,235	(1,990,896)	(787,659)	(3,729,807)	(111,363)	(6,994)

Net change in contract owners’ equity	36,570,948	(80,959,072)	19,187,584	(6,986,718)	257,074	(7,674,158)	2,786	(195,658)
Contract owners’ equity at beginning of period	167,778,128	248,737,200	23,342,293	30,329,011	21,896,228	29,570,386	945,624	1,141,282

Contract owners’ equity at end of period	$204,349,076	167,778,128	42,529,877	23,342,293	22,153,302	21,896,228	948,410	945,624

CHANGE IN UNITS:
Beginning units	3,116,169	3,448,588	1,262,784	1,435,662	1,425,341	1,663,378	-	-
Units purchased	78,823	70,476	3,149,764	1,981,673	145,418	73,252	-	-
Units redeemed	(379,460)	(402,895)	(2,314,798)	(2,154,551)	(195,287)	(311,289)	-	-

Ending units	2,815,532	3,116,169	2,097,750	1,262,784	1,375,472	1,425,341	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FMCS		FNRS2		FO2		FOS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(99,649)	(130,418)	171,383	192,104	(7,120)	(7,855)	(31,498)	(26,282)
Realized gain (loss) on investments	(115,984)	348,657	(73,639)	4,466,392	5,178	43,268	415,393	177,147
Change in unrealized gain (loss) on investments	1,900,269	(5,470,929)	(621,910)	(451,328)	123,538	(271,121)	3,038,873	(7,105,717)
Reinvested capital gains	452,860	1,185,214	-	-	1,985	7,566	51,707	190,368

Net increase (decrease) in contract owners’ equity resulting from operations	2,137,496	(4,067,476)	(524,166)	4,207,168	123,581	(228,142)	3,474,475	(6,764,484)

Equity transactions:
Purchase payments received from contract owners (note 4)	88,267	87,001	100,767	136,454	4,875	12,422	174,237	237,044
Transfers between funds	(433,574)	(521,641)	(4,381,319)	5,877,146	(1,159)	2,241	(106,064)	209,289
Redemptions (notes 2, 3, and 4)	(1,466,536)	(1,710,636)	(756,340)	(1,617,969)	(49,273)	(85,871)	(1,975,561)	(1,290,669)
Adjustments to maintain reserves	6,465	630,503	1,660	867,415	(1,708)	(47,328)	(4,667)	9,998

Net equity transactions	(1,805,378)	(1,514,773)	(5,035,232)	5,263,046	(47,265)	(118,536)	(1,912,055)	(834,338)

Net change in contract owners’ equity	332,118	(5,582,249)	(5,559,398)	9,470,214	76,316	(346,678)	1,562,420	(7,598,822)
Contract owners’ equity at beginning of period	16,614,217	22,196,466	16,718,793	7,248,579	706,731	1,053,409	18,988,842	26,587,664

Contract owners’ equity at end of period	$16,946,335	16,614,217	11,159,395	16,718,793	783,047	706,731	20,551,262	18,988,842

CHANGE IN UNITS:
Beginning units	607,286	683,828	1,162,422	813,411	61,867	68,285	806,797	842,691
Units purchased	16,029	17,750	121,771	878,879	1,346	1,412	39,698	54,281
Units redeemed	(79,313)	(94,292)	(506,790)	(529,868)	(5,093)	(7,830)	(113,758)	(90,175)

Ending units	544,002	607,286	777,403	1,162,422	58,120	61,867	732,737	806,797

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FRESS2		FVFRHI		FVSS		FVSS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,818	(1,945)	17,222	-	(3,339)	(12,858)	(2,205)	(1,949)
Realized gain (loss) on investments	(48,134)	(188,223)	(1,404)	-	(177,966)	834,798	6,277	30,614
Change in unrealized gain (loss) on investments	97,225	(226,651)	(7,799)	-	1,197,098	(2,274,616)	41,229	(60,082)
Reinvested capital gains	32,729	41,328	-	-	293,652	372,357	14,372	15,877

Net increase (decrease) in contract owners’ equity resulting from operations	96,638	(375,491)	8,019	-	1,309,445	(1,080,319)	59,673	(15,540)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,917	9,504	4,214	-	25,639	13,451	11,686	1,683
Transfers between funds	323,966	170,440	274,186	-	(21,124)	(270,289)	83,624	52,833
Redemptions (notes 2, 3, and 4)	(16,684)	(81,426)	(3,312)	-	(932,586)	(646,105)	(75,091)	(11,771)
Adjustments to maintain reserves	(27)	29,329	(4)	-	(855)	340,440	(103)	(7,221)

Net equity transactions	314,172	127,847	275,084	-	(928,926)	(562,503)	20,116	35,524

Net change in contract owners’ equity	410,810	(247,644)	283,103	-	380,519	(1,642,822)	79,789	19,984
Contract owners’ equity at beginning of period	655,525	903,169	-	-	7,611,267	9,254,089	290,062	270,078

Contract owners’ equity at end of period	$1,066,335	655,525	283,103	-	7,991,786	7,611,267	369,851	290,062

CHANGE IN UNITS:
Beginning units	62,778	62,184	-	-	189,672	211,392	12,770	7,533
Units purchased	46,385	69,663	30,819	-	48,741	28,504	20,549	15,704
Units redeemed	(15,988)	(69,069)	(4,373)	-	(71,982)	(50,224)	(15,165)	(10,467)

Ending units	93,175	62,778	26,446	-	166,431	189,672	18,154	12,770

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$22,193	35,068	9,048	13,070	(93,179)	(111,646)	943,309	972,147
Realized gain (loss) on investments	(96,055)	(87,617)	(139,888)	(153,558)	(482,707)	(878,099)	(17,607)	108,837
Change in unrealized gain (loss) on investments	308,790	(801,767)	405,567	(630,016)	685,561	294,651	(743,909)	(3,414,216)
Reinvested capital gains	1,690	176,044	43,863	252,425	-	-	1,472,700	515,548

Net increase (decrease) in contract owners’ equity resulting from operations	236,618	(678,272)	318,590	(518,079)	109,675	(695,094)	1,654,493	(1,817,684)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,876	6,391	90	537	23,408	46,241	70,415	494,789
Transfers between funds	(127,437)	58,253	(26,074)	108,547	(489,373)	(830,979)	(1,096,650)	1,130,269
Redemptions (notes 2, 3, and 4)	(154,798)	(207,370)	(186,714)	(196,382)	(764,135)	(1,065,788)	(2,031,622)	(2,806,649)
Adjustments to maintain reserves	333	(141)	1,221	(334)	1,002	1,248	31,261	1,048

Net equity transactions	(280,026)	(142,867)	(211,477)	(87,632)	(1,229,098)	(1,849,278)	(3,026,596)	(1,180,543)

Net change in contract owners’ equity	(43,408)	(821,139)	107,113	(605,711)	(1,119,423)	(2,544,372)	(1,372,103)	(2,998,227)
Contract owners’ equity at beginning of period	2,173,530	2,994,669	2,510,970	3,116,681	9,163,470	11,707,842	24,544,612	27,542,839

Contract owners’ equity at end of period	$2,130,122	2,173,530	2,618,083	2,510,970	8,044,047	9,163,470	23,172,509	24,544,612

CHANGE IN UNITS:
Beginning units	203,319	215,032	157,442	162,293	1,114,806	1,335,226	1,186,787	1,241,272
Units purchased	16,899	18,979	880	14,873	32,030	66,242	18,343	175,895
Units redeemed	(41,373)	(30,692)	(13,567)	(19,724)	(184,634)	(286,662)	(162,107)	(230,380)

Ending units	178,845	203,319	144,755	157,442	962,202	1,114,806	1,043,023	1,186,787

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,054)	(3,107)	(40,443)	(9,554)	51,339	48,927	891	(371)
Realized gain (loss) on investments	8,931	14,869	(268,491)	(249,117)	(37,747)	(64,418)	(152)	(2,975)
Change in unrealized gain (loss) on investments	(9,521)	(152,285)	700,634	(2,052,970)	429,482	(269,339)	4,585	(5,701)
Reinvested capital gains	50,714	67,170	391,565	1,373,318	-	-	-	1,230

Net increase (decrease) in contract owners’ equity resulting from operations	48,070	(73,353)	783,265	(938,323)	443,074	(284,830)	5,324	(7,817)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	37,542	223,232	6,206	32,342	1,083	-
Transfers between funds	(3,226)	(7,711)	54,050	(40,202)	(156,537)	170,667	63,685	491
Redemptions (notes 2, 3, and 4)	(62,617)	(67,110)	(579,756)	(580,855)	(201,543)	(159,312)	(1,827)	(1,590)
Adjustments to maintain reserves	(6,290)	9,780	(226)	149	20,239	20,017	(10)	42

Net equity transactions	(72,133)	(65,041)	(488,390)	(397,676)	(331,635)	63,714	62,931	(1,057)

Net change in contract owners’ equity	(24,063)	(138,394)	294,875	(1,335,999)	111,439	(221,116)	68,255	(8,874)
Contract owners’ equity at beginning of period	488,776	627,170	7,142,262	8,478,261	2,426,591	2,647,707	29,994	38,868

Contract owners’ equity at end of period	$464,713	488,776	7,437,137	7,142,262	2,538,030	2,426,591	98,249	29,994

CHANGE IN UNITS:
Beginning units	-	-	272,293	286,845	271,886	271,945	2,390	2,473
Units purchased	-	-	15,265	28,270	50,141	79,455	4,778	34
Units redeemed	-	-	(32,231)	(42,822)	(84,858)	(79,514)	(132)	(117)

Ending units	-	-	255,327	272,293	237,169	271,886	7,036	2,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVMSAS		RVARS		SBLD		SBLJ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,325	887	23,049	2,996	6,236	2,138	549	(831)
Realized gain (loss) on investments	(202)	(7,230)	(31,426)	11,005	(1,244)	254	(13,125)	(1,360)
Change in unrealized gain (loss) on investments	808	(2,091)	49,331	(90,522)	28,685	(64,944)	40,905	(68,857)
Reinvested capital gains	-	-	-	14,264	-	40,986	-	32,735

Net increase (decrease) in contract owners’ equity resulting from operations	3,931	(8,434)	40,954	(62,257)	33,677	(21,566)	28,329	(38,313)

Equity transactions:
Purchase payments received from contract owners (note 4)	408	408	1,564	404	2,731	1,797	1,321	1,325
Transfers between funds	3,572	18,563	(567,146)	938,863	155,717	18,008	(10,226)	30,800
Redemptions (notes 2, 3, and 4)	(3,922)	(58,971)	(40,876)	(76,157)	(41,887)	(1,645)	(14,919)	(962)
Adjustments to maintain reserves	(11)	312	(37)	174	(14)	(15)	(52)	60

Net equity transactions	47	(39,688)	(606,495)	863,284	116,547	18,145	(23,876)	31,223

Net change in contract owners’ equity	3,978	(48,122)	(565,541)	801,027	150,224	(3,421)	4,453	(7,090)
Contract owners’ equity at beginning of period	57,463	105,585	1,496,866	695,839	199,912	203,333	119,777	126,867

Contract owners’ equity at end of period	$61,441	57,463	931,325	1,496,866	350,136	199,912	124,230	119,777

CHANGE IN UNITS:
Beginning units	5,578	9,509	134,971	60,555	10,878	9,948	4,879	3,694
Units purchased	385	1,798	27,361	96,602	9,044	1,149	449	1,326
Units redeemed	(377)	(5,729)	(80,587)	(22,186)	(2,787)	(219)	(1,281)	(141)

Ending units	5,586	5,578	81,745	134,971	17,135	10,878	4,047	4,879

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBLN		SBLO		SBLP		SBLQ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$783	(1,690)	883	11	12,506	15,115	1,026	(2,463)
Realized gain (loss) on investments	(1,524)	2,918	(512)	1,122	(9,255)	(8,009)	(1,182)	(1,091)
Change in unrealized gain (loss) on investments	65,771	(173,446)	(4,439)	(25,751)	23,686	(40,623)	15,008	(56,672)
Reinvested capital gains	4,338	54,965	18,548	18,634	-	-	35,335	29,522

Net increase (decrease) in contract owners’ equity resulting from operations	69,368	(117,253)	14,480	(5,984)	26,937	(33,517)	50,187	(30,704)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,109	2,017	350	137	2,605	2,429	10,032	9,718
Transfers between funds	4	171	124,851	(58,594)	(11,332)	18,267	(3,503)	9,103
Redemptions (notes 2, 3, and 4)	(24,436)	(20,718)	(42,249)	(24,827)	(26,253)	(22,408)	(40,213)	(38,695)
Adjustments to maintain reserves	40	70	(44)	22	27	(30)	(9)	18

Net equity transactions	(22,283)	(18,460)	82,908	(83,262)	(34,953)	(1,742)	(33,693)	(19,856)

Net change in contract owners’ equity	47,085	(135,713)	97,388	(89,246)	(8,016)	(35,259)	16,494	(50,560)
Contract owners’ equity at beginning of period	549,286	684,999	174,676	263,922	267,634	302,893	569,968	620,528

Contract owners’ equity at end of period	$596,371	549,286	272,064	174,676	259,618	267,634	586,462	569,968

CHANGE IN UNITS:
Beginning units	27,002	27,786	6,199	9,156	13,067	13,208	20,283	21,015
Units purchased	97	89	4,172	5	121	1,631	625	791
Units redeemed	(1,130)	(873)	(1,359)	(2,962)	(1,750)	(1,772)	(1,758)	(1,523)

Ending units	25,969	27,002	9,012	6,199	11,438	13,067	19,150	20,283

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBLV		SBLX		SBLY		ACC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,238	(3,679)	173	(513)	361	(987)	(6,519)	(12,171)
Realized gain (loss) on investments	(8,219)	22,425	(9,253)	(6,823)	(11,933)	2,634	(18,218)	427,294
Change in unrealized gain (loss) on investments	19,031	(222,112)	19,601	(38,015)	53,460	(87,542)	(12,962)	(549,158)
Reinvested capital gains	98,218	158,395	-	21,797	-	31,419	263,973	79,197

Net increase (decrease) in contract owners’ equity resulting from operations	114,268	(44,971)	10,521	(23,554)	41,888	(54,476)	226,274	(54,838)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,776	22,923	1,268	1,256	4,095	5,131	3,504	14,344
Transfers between funds	(16,177)	(21,064)	(1,827)	544	(4,733)	(1,598)	(45,287)	67,431
Redemptions (notes 2, 3, and 4)	(156,510)	(67,821)	(8,345)	(10,387)	(33,161)	(10,802)	(322,478)	(219,636)
Adjustments to maintain reserves	(74)	109	(24)	24	11	(8)	(299)	29,441

Net equity transactions	(152,985)	(65,853)	(8,928)	(8,563)	(33,788)	(7,277)	(364,560)	(108,420)

Net change in contract owners’ equity	(38,717)	(110,824)	1,593	(32,117)	8,100	(61,753)	(138,286)	(163,258)
Contract owners’ equity at beginning of period	1,465,740	1,576,564	52,550	84,667	119,007	180,760	2,508,607	2,671,865

Contract owners’ equity at end of period	$1,427,023	1,465,740	54,143	52,550	127,107	119,007	2,370,321	2,508,607

CHANGE IN UNITS:
Beginning units	48,380	50,518	2,321	2,713	3,913	4,070	80,326	84,869
Units purchased	906	2,425	350	100	254	189	234	3,955
Units redeemed	(5,871)	(4,563)	(675)	(492)	(1,137)	(346)	(11,958)	(8,498)

Ending units	43,415	48,380	1,996	2,321	3,030	3,913	68,602	80,326

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACEG		AVCE2		AVGI		IVHS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(173)	(169)	(5,146)	(5,764)	(18)	(13)	(4,773)	(4,625)
Realized gain (loss) on investments	(198)	19	(10,756)	(6,647)	(7)	(22)	(4,719)	244
Change in unrealized gain (loss) on investments	5,121	(10,072)	72,816	(160,004)	427	(931)	16,054	(119,419)
Reinvested capital gains	350	3,971	7,456	60,528	57	362	-	57,485

Net increase (decrease) in contract owners’ equity resulting from operations	5,100	(6,251)	64,370	(111,887)	459	(604)	6,562	(66,315)

Equity transactions:
Purchase payments received from contract owners (note 4)	139	139	-	-	-	-	4,705	9,077
Transfers between funds	-	-	(160)	95	-	-	37,461	22,247
Redemptions (notes 2, 3, and 4)	(416)	(382)	(61,976)	(66,230)	-	-	(34,387)	(16,670)
Adjustments to maintain reserves	(5)	28	(13)	1,801	(3)	10	15	31

Net equity transactions	(282)	(215)	(62,149)	(64,334)	(3)	10	7,794	14,685

Net change in contract owners’ equity	4,818	(6,466)	2,221	(176,221)	456	(594)	14,356	(51,630)
Contract owners’ equity at beginning of period	13,024	19,490	330,367	506,588	2,134	2,728	414,197	465,827

Contract owners’ equity at end of period	$17,842	13,024	332,588	330,367	2,590	2,134	428,553	414,197

CHANGE IN UNITS:
Beginning units	501	511	16,435	19,619	79	79	13,032	12,565
Units purchased	4	5	-	4	-	-	1,485	1,141
Units redeemed	(13)	(15)	(2,756)	(3,188)	-	-	(1,283)	(674)

Ending units	492	501	13,679	16,435	79	79	13,234	13,032

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVKEI1		IVMCC2		IVRE		OVAG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,948	1,717	(1,432)	(1,525)	543	2,638	(526,540)	(595,057)
Realized gain (loss) on investments	(12,952)	32,059	(5,985)	(12,307)	(2,337)	(3,441)	(1,540,620)	315,753
Change in unrealized gain (loss) on investments	20,292	(121,965)	24,499	(41,855)	12,925	(50,889)	7,509,313	(38,098,991)
Reinvested capital gains	19,030	48,935	-	29,620	-	-	-	14,793,557

Net increase (decrease) in contract owners’ equity resulting from operations	29,318	(39,254)	17,082	(26,067)	11,131	(51,692)	5,442,153	(23,584,738)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(1,676)	2,427	2,521	201,503	504,656
Transfers between funds	-	(32,760)	16,736	(638)	4,524	7,987	(546,907)	(546,733)
Redemptions (notes 2, 3, and 4)	(46,235)	(15,977)	(19,420)	(47,455)	(4,422)	(44,166)	(3,796,519)	(3,747,006)
Adjustments to maintain reserves	(4)	2,672	5	423	7	76	3,114	(6,137)

Net equity transactions	(46,239)	(46,065)	(2,679)	(49,346)	2,536	(33,582)	(4,138,809)	(3,795,220)

Net change in contract owners’ equity	(16,921)	(85,319)	14,403	(75,413)	13,667	(85,274)	1,303,344	(27,379,958)
Contract owners’ equity at beginning of period	357,297	442,616	126,259	201,672	138,419	223,693	48,167,951	75,547,909

Contract owners’ equity at end of period	$340,376	357,297	140,662	126,259	152,086	138,419	49,471,295	48,167,951

CHANGE IN UNITS:
Beginning units	17,739	20,023	6,740	9,109	10,428	12,502	1,150,080	1,232,238
Units purchased	-	-	1,766	72	696	750	17,664	35,926
Units redeemed	(2,203)	(2,284)	(1,874)	(2,441)	(500)	(2,824)	(113,188)	(118,084)

Ending units	15,536	17,739	6,632	6,740	10,624	10,428	1,054,556	1,150,080

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG2		OVGI		OVGR		OVGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(15,098)	(17,121)	(2,745)	(1,074)	(38,184)	(41,407)	(663,470)	(863,115)
Realized gain (loss) on investments	(130,722)	114,211	(27,283)	(15,828)	(136,049)	(1,900)	(1,303,836)	(29,844)
Change in unrealized gain (loss) on investments	272,214	(1,135,579)	63,727	(177,616)	1,183,662	(2,749,225)	14,411,062	(45,675,991)
Reinvested capital gains	-	404,881	19,782	112,530	-	1,286,460	8,269,685	12,753,020

Net increase (decrease) in contract owners’ equity resulting from operations	126,394	(633,608)	53,481	(81,988)	1,009,429	(1,506,072)	20,713,441	(33,815,930)

Equity transactions:
Purchase payments received from contract owners (note 4)	207	323	1	16	31,069	68,877	345,451	725,434
Transfers between funds	(31,833)	(260,962)	-	(104)	(60,593)	(44,802)	(1,940,804)	(497,480)
Redemptions (notes 2, 3, and 4)	(128,145)	(114,654)	(18,695)	(12,435)	(407,450)	(179,305)	(6,838,460)	(6,585,056)
Adjustments to maintain reserves	405	1,365	1,536	8,922	(1,655)	2,061	(1,664)	(9,046)

Net equity transactions	(159,366)	(373,928)	(17,158)	(3,601)	(438,629)	(153,169)	(8,435,477)	(6,366,148)

Net change in contract owners’ equity	(32,972)	(1,007,536)	36,323	(85,589)	570,800	(1,659,241)	12,277,964	(40,182,078)
Contract owners’ equity at beginning of period	1,210,027	2,217,563	268,191	353,780	3,155,524	4,814,765	65,509,982	105,692,060

Contract owners’ equity at end of period	$1,177,055	1,210,027	304,514	268,191	3,726,324	3,155,524	77,787,946	65,509,982

CHANGE IN UNITS:
Beginning units	98,385	123,455	-	-	68,783	71,928	2,277,310	2,478,033
Units purchased	3,553	14,811	-	-	1,309	2,396	78,765	90,053
Units redeemed	(16,162)	(39,881)	-	-	(9,365)	(5,541)	(327,050)	(290,776)

Ending units	85,776	98,385	-	-	60,727	68,783	2,029,025	2,277,310

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGSS		OVIGS		OVSB		OVSBS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(10,441)	(11,650)	(6,785)	(9,811)	(21,132)	(22,580)	(9,002)	(10,427)
Realized gain (loss) on investments	(2,246)	14,051	(80,551)	(2,856)	5,235	(457,244)	1,408	(140,167)
Change in unrealized gain (loss) on investments	108,706	(399,742)	259,715	(500,213)	147,493	177,363	39,157	60,793
Reinvested capital gains	64,776	108,123	-	157,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,795	(289,218)	172,379	(355,760)	131,596	(302,461)	31,563	(89,801)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	4	21,291	15,987	1,077	7,740	92,047	-
Transfers between funds	(46,418)	-	53,188	(83,629)	(1,499)	(17,081)	6,049	(25,784)
Redemptions (notes 2, 3, and 4)	(62,481)	(44,249)	(71,856)	(43,377)	(167,040)	(271,498)	(176,716)	(46,768)
Adjustments to maintain reserves	(215)	1,758	(17)	(70)	(112)	9,934	(622)	7,968

Net equity transactions	(109,114)	(42,487)	2,606	(111,089)	(167,574)	(270,905)	(79,242)	(64,584)

Net change in contract owners’ equity	51,681	(331,705)	174,985	(466,849)	(35,978)	(573,366)	(47,679)	(154,385)
Contract owners’ equity at beginning of period	548,473	880,178	832,164	1,299,013	1,831,185	2,404,551	517,500	671,885

Contract owners’ equity at end of period	$600,154	548,473	1,007,149	832,164	1,795,207	1,831,185	469,821	517,500

CHANGE IN UNITS:
Beginning units	19,431	20,844	78,982	88,966	189,871	218,574	34,053	38,663
Units purchased	-	-	32,877	4,325	38,324	21,319	6,151	153
Units redeemed	(3,494)	(1,413)	(31,892)	(14,309)	(54,764)	(50,022)	(11,157)	(4,763)

Ending units	15,937	19,431	79,967	78,982	173,431	189,871	29,047	34,053

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSC		OVSCS		WRASP		WRBDP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,154	(37,573)	(299)	(1,003)	433,087	197,778	393,607	369,733
Realized gain (loss) on investments	(38,368)	122,017	(1,879)	2,899	(972,914)	(1,605,169)	(596,287)	(722,733)
Change in unrealized gain (loss) on investments	1,014,427	(2,113,716)	12,976	(33,378)	5,827,529	(11,244,759)	1,553,449	(5,688,722)
Reinvested capital gains	-	740,809	-	11,263	-	3,771,831	-	761,647

Net increase (decrease) in contract owners’ equity resulting from operations	979,213	(1,288,463)	10,798	(20,219)	5,287,702	(8,880,319)	1,350,769	(5,280,075)

Equity transactions:
Purchase payments received from contract owners (note 4)	81,680	88,500	-	-	330,119	285,431	251,972	179,962
Transfers between funds	71,723	(172,592)	-	-	(808,984)	(876,758)	646,970	(294,019)
Redemptions (notes 2, 3, and 4)	(383,032)	(414,748)	(25,302)	(11,192)	(3,675,711)	(3,873,385)	(2,638,224)	(2,610,749)
Adjustments to maintain reserves	(671)	(344)	(3)	(68)	11,768	(17,075)	(1,423)	6,521

Net equity transactions	(230,300)	(499,184)	(25,305)	(11,260)	(4,142,808)	(4,481,787)	(1,740,705)	(2,718,285)

Net change in contract owners’ equity	748,913	(1,787,647)	(14,507)	(31,479)	1,144,894	(13,362,106)	(389,936)	(7,998,360)
Contract owners’ equity at beginning of period	6,053,381	7,841,028	87,907	119,386	44,077,759	57,439,865	24,290,606	32,288,966

Contract owners’ equity at end of period	$6,802,294	6,053,381	73,400	87,907	45,222,653	44,077,759	23,900,670	24,290,606

CHANGE IN UNITS:
Beginning units	213,847	230,510	-	-	1,243,542	1,366,338	1,461,295	1,617,707
Units purchased	25,517	18,449	-	-	40,115	31,991	121,383	95,981
Units redeemed	(33,705)	(35,112)	-	-	(152,599)	(154,787)	(227,347)	(252,393)

Ending units	205,659	213,847	-	-	1,131,058	1,243,542	1,355,331	1,461,295

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRBP		WRCEP		WRDIV		WRENG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(154)	91	(467,092)	(628,540)	45,437	204,219	34,454	32,983
Realized gain (loss) on investments	(3,268)	(21,420)	684,927	509,919	(755,752)	(628,806)	(18,106)	(104,872)
Change in unrealized gain (loss) on investments	8,048	(4,136)	6,675,301	(30,847,410)	1,441,631	(2,461,102)	32,746	709,276
Reinvested capital gains	-	17,226	6,407,683	14,803,829	114,242	1,788,493	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,626	(8,239)	13,300,819	(16,162,202)	845,558	(1,097,196)	49,094	637,387

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	360,764	688,415	121,601	71,866	2,634	9,753
Transfers between funds	-	-	(2,552,896)	(2,083,332)	(186,504)	(363,492)	(57,520)	(141,616)
Redemptions (notes 2, 3, and 4)	(7,304)	(7,545)	(6,319,456)	(7,963,197)	(637,516)	(539,860)	(160,912)	(60,421)
Adjustments to maintain reserves	7,802	110	(13,065)	(36,942)	(124)	362	(65)	541

Net equity transactions	498	(7,434)	(8,524,653)	(9,395,056)	(702,543)	(831,124)	(215,863)	(191,743)

Net change in contract owners’ equity	5,124	(15,673)	4,776,166	(25,557,258)	143,015	(1,928,320)	(166,769)	445,644
Contract owners’ equity at beginning of period	36,612	52,285	64,494,290	90,051,548	6,820,178	8,748,498	1,777,416	1,331,772

Contract owners’ equity at end of period	$41,736	36,612	69,270,456	64,494,290	6,963,193	6,820,178	1,610,647	1,777,416

CHANGE IN UNITS:
Beginning units	-	-	1,847,851	2,109,236	262,463	295,122	185,316	206,560
Units purchased	-	-	20,344	47,258	15,683	11,258	9,128	37,778
Units redeemed	-	-	(245,874)	(308,643)	(40,804)	(43,917)	(31,130)	(59,022)

Ending units	-	-	1,622,321	1,847,851	237,342	262,463	163,314	185,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGNR		WRGP		WRHIP		WRI2P
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$37,894	15,743	(1,026,320)	(1,089,632)	1,500,313	1,762,838	41,780	93,692
Realized gain (loss) on investments	(13,366)	(80,632)	(2,735,603)	(1,093,266)	(686,565)	(571,078)	(30,380)	5,264
Change in unrealized gain (loss) on investments	(6,655)	507,518	23,160,657	(58,424,063)	2,077,992	(5,516,958)	992,339	(2,076,080)
Reinvested capital gains	-	-	9,327,474	24,495,420	-	-	-	596,733

Net increase (decrease) in contract owners’ equity resulting from operations	17,873	442,629	28,726,208	(36,111,541)	2,891,740	(4,325,198)	1,003,739	(1,380,391)

Equity transactions:
Purchase payments received from contract owners (note 4)	101,152	54,516	791,564	1,363,035	112,355	230,808	86,692	88,234
Transfers between funds	(99,992)	(403,316)	(2,909,771)	(4,890,359)	(721,004)	(1,682,264)	(221,126)	(55,136)
Redemptions (notes 2, 3, and 4)	(238,604)	(141,644)	(9,060,966)	(10,019,241)	(2,203,053)	(2,271,967)	(537,053)	(473,910)
Adjustments to maintain reserves	(3,728)	4,444	(240,423)	(43,437)	20,059	(16,723)	631	810

Net equity transactions	(241,172)	(486,000)	(11,419,596)	(13,590,002)	(2,791,643)	(3,740,146)	(670,856)	(440,002)

Net change in contract owners’ equity	(223,299)	(43,371)	17,306,612	(49,701,543)	100,097	(8,065,344)	332,883	(1,820,393)
Contract owners’ equity at beginning of period	2,691,927	2,735,298	83,021,387	132,722,930	29,141,266	37,206,610	7,237,578	9,057,971

Contract owners’ equity at end of period	$2,468,628	2,691,927	100,327,999	83,021,387	29,241,363	29,141,266	7,570,461	7,237,578

CHANGE IN UNITS:
Beginning units	229,128	271,512	2,130,588	2,452,487	951,370	1,068,120	328,758	348,851
Units purchased	20,986	14,312	41,801	74,422	25,592	28,874	14,384	14,849
Units redeemed	(40,788)	(56,696)	(282,294)	(396,321)	(113,964)	(145,624)	(42,841)	(34,942)

Ending units	209,326	229,128	1,890,095	2,130,588	862,998	951,370	300,301	328,758

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRIP		WRLTBP		WRMCG		WRRESP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(157,736)	(54,074)	26,890	9,204	(172,714)	(183,929)	37,896	(10,785)
Realized gain (loss) on investments	(60,608)	167,830	(49,345)	(21,343)	(690,842)	42,264	(247,034)	(45,684)
Change in unrealized gain (loss) on investments	(308,389)	(6,344,356)	177,987	(254,404)	1,662,149	(10,819,265)	143,259	(2,013,524)
Reinvested capital gains	3,193,783	2,449,712	-	31,845	1,896,440	3,641,622	379,130	612,319

Net increase (decrease) in contract owners’ equity resulting from operations	2,667,050	(3,780,888)	155,532	(234,698)	2,695,033	(7,319,308)	313,251	(1,457,674)

Equity transactions:
Purchase payments received from contract owners (note 4)	228,868	199,343	7,689	49,451	182,976	107,886	29,259	43,246
Transfers between funds	(543,650)	(605,305)	170,023	628,583	(452,020)	107,733	108,914	(131,608)
Redemptions (notes 2, 3, and 4)	(1,374,892)	(1,292,393)	(433,673)	(399,324)	(1,361,236)	(1,168,342)	(587,302)	(318,366)
Adjustments to maintain reserves	(16,377)	7,835	(37)	(72)	(948)	2,894	2,759	(1,721)

Net equity transactions	(1,706,051)	(1,690,520)	(255,998)	278,638	(1,631,228)	(949,829)	(446,370)	(408,449)

Net change in contract owners’ equity	960,999	(5,471,408)	(100,466)	43,940	1,063,805	(8,269,137)	(133,119)	(1,866,123)
Contract owners’ equity at beginning of period	15,054,450	20,525,858	4,349,135	4,305,195	15,414,880	23,684,017	4,014,209	5,880,332

Contract owners’ equity at end of period	$16,015,449	15,054,450	4,248,669	4,349,135	16,478,685	15,414,880	3,881,090	4,014,209

CHANGE IN UNITS:
Beginning units	636,694	709,129	429,266	402,902	326,607	343,769	139,542	151,566
Units purchased	17,703	16,963	56,938	90,299	23,006	32,076	9,833	7,062
Units redeemed	(83,589)	(89,398)	(82,235)	(63,935)	(54,544)	(49,238)	(25,410)	(19,086)

Ending units	570,808	636,694	403,969	429,266	295,069	326,607	123,965	139,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRSCP		WRSCV		WRSTP		WRVP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(303,914)	(350,627)	(40,562)	(52,093)	(571,020)	(606,760)	6	8
Realized gain (loss) on investments	(2,227,976)	(1,529,773)	(355,179)	(139,460)	(870,911)	(817,321)	(283)	(453)
Change in unrealized gain (loss) on investments	1,240,269	(16,507,576)	552,382	(1,675,365)	15,021,765	(29,063,964)	134	(369)
Reinvested capital gains	4,369,712	7,325,692	468,706	988,875	2,820,568	6,925,888	255	632

Net increase (decrease) in contract owners’ equity resulting from operations	3,078,091	(11,062,284)	625,347	(878,043)	16,400,402	(23,562,157)	112	(182)

Equity transactions:
Purchase payments received from contract owners (note 4)	176,741	493,987	44,402	17,116	277,814	429,561	-	-
Transfers between funds	(582,088)	(75,454)	178,131	(9,989)	(1,505,735)	(140,359)	-	-
Redemptions (notes 2, 3, and 4)	(2,488,978)	(2,790,412)	(566,994)	(298,812)	(4,706,831)	(3,731,664)	(468)	(526)
Adjustments to maintain reserves	(2,084)	10,023	(121)	1,872	(2,701)	(36,311)	(1,505)	(762)

Net equity transactions	(2,896,409)	(2,361,856)	(344,582)	(289,813)	(5,937,453)	(3,478,773)	(1,973)	(1,288)

Net change in contract owners’ equity	181,682	(13,424,140)	280,765	(1,167,856)	10,462,949	(27,040,930)	(1,861)	(1,470)
Contract owners’ equity at beginning of period	27,344,450	40,768,590	4,450,132	5,617,988	46,371,233	73,412,163	1,861	3,331

Contract owners’ equity at end of period	$27,526,132	27,344,450	4,730,897	4,450,132	56,834,182	46,371,233	-	1,861

CHANGE IN UNITS:
Beginning units	931,233	1,005,670	136,519	145,188	937,241	998,929	-	-
Units purchased	29,229	44,064	12,018	4,621	15,835	25,738	-	-
Units redeemed	(122,484)	(118,501)	(22,070)	(13,290)	(118,742)	(87,426)	-	-

Ending units	837,978	931,233	126,467	136,519	834,334	937,241	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JABS		JACAS		JAFBS		JAGSEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$16,613	279	(827,679)	(943,910)	59,306	15,391	(8)	-
Realized gain (loss) on investments	313	(76,007)	1,835,683	1,412,398	(43,627)	(39,147)	(656)	-
Change in unrealized gain (loss) on investments	176,944	(92,257)	25,654,827	(57,080,172)	76,052	(342,758)	1,340	-
Reinvested capital gains	-	29,893	-	14,670,254	-	31,597	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	193,870	(138,092)	26,662,831	(41,941,430)	91,731	(334,917)	676	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,883	127,067	417,427	780,297	3,040	18,788	-	-
Transfers between funds	1,103,414	492,069	(476,316)	(3,052,084)	722,876	(138,067)	32,925	-
Redemptions (notes 2, 3, and 4)	(52,986)	(24,331)	(7,845,451)	(8,958,520)	(150,955)	(337,557)	(1,634)	-
Adjustments to maintain reserves	(40)	(21,562)	(11,771)	(37,970)	(61)	(36)	(1)	-

Net equity transactions	1,053,271	573,243	(7,916,111)	(11,268,277)	574,900	(456,872)	31,290	-

Net change in contract owners’ equity	1,247,141	435,151	18,746,720	(53,209,707)	666,631	(791,789)	31,966	-
Contract owners’ equity at beginning of period	1,003,053	567,902	72,916,817	126,126,524	1,717,520	2,509,309	-	-

Contract owners’ equity at end of period	$2,250,194	1,003,053	91,663,537	72,916,817	2,384,151	1,717,520	31,966	-

CHANGE IN UNITS:
Beginning units	104,282	47,252	2,191,307	2,482,609	177,158	220,257	-	-
Units purchased	114,611	67,203	97,388	66,038	78,142	10,453	3,784	-
Units redeemed	(2,681)	(10,173)	(292,936)	(357,340)	(19,828)	(53,552)	(909)	-

Ending units	216,212	104,282	1,995,759	2,191,307	235,472	177,158	2,875	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAGTS		JAIGS		LZREMS		LJPMVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(472,870)	(450,835)	97,497	185,114	43,364	26,667	120,427	-
Realized gain (loss) on investments	349,501	2,500,219	281,698	261,374	(3,576)	(174,907)	12,759	-
Change in unrealized gain (loss) on investments	17,496,718	(31,576,838)	2,563,029	(4,361,820)	195,621	(109,950)	941,758	-
Reinvested capital gains	-	7,329,463	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,373,349	(22,197,991)	2,942,224	(3,915,332)	235,409	(258,190)	1,074,944	-

Equity transactions:
Purchase payments received from contract owners (note 4)	248,994	437,779	164,134	298,069	1,006	5,328	5,942	-
Transfers between funds	3,152,378	(3,706,801)	(722,411)	(767,179)	(5,461)	(243,057)	10,861,564	-
Redemptions (notes 2, 3, and 4)	(3,434,868)	(2,776,794)	(2,520,301)	(2,770,586)	(125,095)	(75,158)	(694,185)	-
Adjustments to maintain reserves	1,480	913	7,430	50,432	(54)	12,075	(361)	-

Net equity transactions	(32,016)	(6,044,903)	(3,071,148)	(3,189,264)	(129,604)	(300,812)	10,172,960	-

Net change in contract owners’ equity	17,341,333	(28,242,894)	(128,924)	(7,104,596)	105,805	(559,002)	11,247,904	-
Contract owners’ equity at beginning of period	32,799,167	61,042,061	32,475,927	39,580,523	1,116,335	1,675,337	-	-

Contract owners’ equity at end of period	$50,140,500	32,799,167	32,347,003	32,475,927	1,222,140	1,116,335	11,247,904	-

CHANGE IN UNITS:
Beginning units	1,621,044	1,874,552	1,902,947	2,094,936	122,236	154,042	-	-
Units purchased	290,583	179,551	59,332	44,919	38,687	9,111	1,149,427	-
Units redeemed	(288,371)	(433,059)	(229,951)	(236,908)	(50,288)	(40,917)	(131,194)	-

Ending units	1,623,256	1,621,044	1,732,328	1,902,947	110,635	122,236	1,018,233	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVTRC		M2IGSS		MMCGSC		MNDSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$30,157	17,563	(2,642)	(2,873)	(7,485)	(8,401)	(26,256)	(28,222)
Realized gain (loss) on investments	(69,223)	(56,995)	6,191	6,699	(6,192)	(119,116)	(167,702)	(1,011,042)
Change in unrealized gain (loss) on investments	87,007	(133,247)	28,980	(92,448)	78,052	(135,134)	464,304	(837,917)
Reinvested capital gains	-	1,927	11,648	31,688	6,304	71,522	-	848,567

Net increase (decrease) in contract owners’ equity resulting from operations	47,941	(170,752)	44,177	(56,934)	70,679	(191,129)	270,346	(1,028,614)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,642	2,771	-	-	-	-	20,723	12,172
Transfers between funds	175,089	(121,640)	-	-	(946)	8,744	24,371	(214,290)
Redemptions (notes 2, 3, and 4)	(88,377)	(181,578)	(19,468)	(19,417)	(24,739)	(68,026)	(152,947)	(138,749)
Adjustments to maintain reserves	(35)	(42)	(1)	(4)	(45)	1,095	(113)	(7,967)

Net equity transactions	88,319	(300,489)	(19,469)	(19,421)	(25,730)	(58,187)	(107,966)	(348,834)

Net change in contract owners’ equity	136,260	(471,241)	24,708	(76,355)	44,949	(249,316)	162,380	(1,377,448)
Contract owners’ equity at beginning of period	803,610	1,274,851	207,031	283,386	391,239	640,555	2,151,348	3,528,796

Contract owners’ equity at end of period	$939,870	803,610	231,739	207,031	436,188	391,239	2,313,728	2,151,348

CHANGE IN UNITS:
Beginning units	83,960	112,961	-	-	14,503	16,560	89,513	101,904
Units purchased	38,223	16,855	-	-	10	331	6,288	4,095
Units redeemed	(28,480)	(45,856)	-	-	(915)	(2,388)	(10,422)	(16,486)

Ending units	93,703	83,960	-	-	13,598	14,503	85,379	89,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2RIS		MV3MVS		MVFSC		MVIGSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(736)	2,473	1,724	(722)	50,168	(1,941)	(278)	(1,816)
Realized gain (loss) on investments	(5,253)	(58,751)	(7,229)	3,316	(291,083)	3,711,220	869	(18,199)
Change in unrealized gain (loss) on investments	37,180	(42,266)	31,149	(73,264)	15,240	(7,668,381)	33,259	(55,990)
Reinvested capital gains	-	8,917	11,229	29,095	1,578,971	1,551,523	13,419	16,974

Net increase (decrease) in contract owners’ equity resulting from operations	31,191	(89,627)	36,873	(41,575)	1,353,296	(2,407,579)	47,269	(59,031)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,557	-	1,934	1,971	111,837	65,568	(247)	1,677
Transfers between funds	(91,064)	5,682	38,405	23,028	(1,032,496)	(563,334)	203,804	64,955
Redemptions (notes 2, 3, and 4)	(78,434)	(11,773)	(52,364)	(20,571)	(2,152,854)	(2,289,540)	(71,547)	(63,697)
Adjustments to maintain reserves	(15)	2,093	(10)	4,638	12,130	195,590	(19)	684

Net equity transactions	(160,956)	(3,998)	(12,035)	9,066	(3,061,383)	(2,591,716)	131,991	3,619

Net change in contract owners’ equity	(129,765)	(93,625)	24,838	(32,509)	(1,708,087)	(4,999,295)	179,260	(55,412)
Contract owners’ equity at beginning of period	364,537	458,162	332,683	365,192	24,553,019	29,552,314	289,150	344,562

Contract owners’ equity at end of period	$234,772	364,537	357,521	332,683	22,844,932	24,553,019	468,410	289,150

CHANGE IN UNITS:
Beginning units	30,479	31,165	20,922	20,685	807,511	902,471	25,646	25,675
Units purchased	3,588	425	2,745	3,196	15,957	37,811	30,523	10,831
Units redeemed	(16,447)	(1,111)	(3,437)	(2,959)	(117,477)	(132,771)	(19,448)	(10,860)

Ending units	17,620	30,479	20,230	20,922	705,991	807,511	36,721	25,646

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIVSC		MSEM		MSGI2		MSVEG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(87,215)	(92,913)	157,374	155,775	18,610	27,703	(12,319)	(6,717)
Realized gain (loss) on investments	(88,626)	2,015,057	(130,554)	(177,931)	(76,656)	6,276	(200,271)	(915,070)
Change in unrealized gain (loss) on investments	1,178,326	(7,377,784)	185,369	(574,211)	(114,405)	(280,285)	439,510	(104,260)
Reinvested capital gains	995,573	635,777	-	-	214,623	96,544	-	338,017

Net increase (decrease) in contract owners’ equity resulting from operations	1,998,058	(4,819,863)	212,189	(596,367)	42,172	(149,762)	226,920	(688,030)

Equity transactions:
Purchase payments received from contract owners (note 4)	45,364	45,255	4,744	46,664	3,829	61,585	2,278	6,764
Transfers between funds	(866,197)	(496,064)	(39,646)	(153,295)	(119,435)	211,789	588,439	(94,049)
Redemptions (notes 2, 3, and 4)	(942,068)	(1,254,206)	(168,347)	(196,883)	(178,158)	(189,125)	(125,758)	(20,237)
Adjustments to maintain reserves	51	20,607	(133)	(228)	(76)	-	(44)	75

Net equity transactions	(1,762,850)	(1,684,408)	(203,382)	(303,742)	(293,840)	84,249	464,915	(107,447)

Net change in contract owners’ equity	235,208	(6,504,271)	8,807	(900,109)	(251,668)	(65,513)	691,835	(795,477)
Contract owners’ equity at beginning of period	13,187,541	19,691,812	2,178,024	3,078,133	1,608,066	1,673,579	443,048	1,238,525

Contract owners’ equity at end of period	$13,422,749	13,187,541	2,186,831	2,178,024	1,356,398	1,608,066	1,134,883	443,048

CHANGE IN UNITS:
Beginning units	592,899	669,015	61,839	70,779	134,161	126,847	114,858	126,640
Units purchased	18,473	25,914	216	1,050	3,255	32,613	456,240	109,122
Units redeemed	(91,126)	(102,030)	(6,040)	(9,990)	(27,657)	(25,299)	(370,454)	(120,904)

Ending units	520,246	592,899	56,015	61,839	109,759	134,161	200,644	114,858

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSVMG		MSVRE		DTRTFB		EIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(45)	(1,022)	2,320	(2,228)	12,364	9,296	116,530	55,464
Realized gain (loss) on investments	(51,061)	(20,866)	(5,816)	23,991	(5,912)	(72,518)	364,838	803,990
Change in unrealized gain (loss) on investments	54,842	(69,462)	51,750	(281,114)	21,349	(31,656)	(117,943)	(3,656,643)
Reinvested capital gains	-	13,720	-	95,531	-	-	1,371,322	1,805,949

Net increase (decrease) in contract owners’ equity resulting from operations	3,736	(77,630)	48,254	(163,820)	27,801	(94,878)	1,734,747	(991,240)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,879	-	435	535	-	3,715	74,788	414,445
Transfers between funds	-	(41,626)	4,119	(57,520)	84,537	78,328	(460,521)	(1,066,586)
Redemptions (notes 2, 3, and 4)	(33,298)	(17,927)	(6,514)	(57,587)	(42,246)	(171,585)	(1,364,981)	(1,377,078)
Adjustments to maintain reserves	(836)	(1,417)	(1,405)	87	(28)	(2,022)	(459)	(20,430)

Net equity transactions	(25,255)	(60,970)	(3,365)	(114,485)	42,263	(91,564)	(1,751,173)	(2,049,649)

Net change in contract owners’ equity	(21,519)	(138,600)	44,889	(278,305)	70,064	(186,442)	(16,426)	(3,040,889)
Contract owners’ equity at beginning of period	21,519	160,119	380,233	658,538	518,127	704,569	17,337,136	20,378,025

Contract owners’ equity at end of period	$-	21,519	425,122	380,233	588,191	518,127	17,320,710	17,337,136

CHANGE IN UNITS:
Beginning units	1,159	3,138	9,194	11,558	55,999	65,370	504,949	562,164
Units purchased	364	-	226	284	15,881	14,427	9,826	32,525
Units redeemed	(1,523)	(1,979)	(245)	(2,648)	(11,122)	(23,798)	(59,145)	(89,740)

Ending units	-	1,159	9,175	9,194	60,758	55,999	455,630	504,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GBF		GBF2		GEM		GEM2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$695,626	456,448	3,532	(2,534)	41,509	(19,113)	(583)	(1,949)
Realized gain (loss) on investments	(930,579)	(872,264)	(9,409)	(98,035)	(28,174)	135,607	6	(10,373)
Change in unrealized gain (loss) on investments	1,795,807	(7,619,611)	21,081	(35,878)	199,028	(2,806,443)	4,046	(31,300)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,560,854	(8,035,427)	15,204	(136,447)	212,363	(2,689,949)	3,469	(43,622)

Equity transactions:
Purchase payments received from contract owners (note 4)	331,031	585,608	262	-	65,127	110,267	4,647	-
Transfers between funds	(310,686)	(2,237,282)	20,537	(5,888)	(77,376)	189,632	2,337	13,394
Redemptions (notes 2, 3, and 4)	(4,174,237)	(5,206,073)	(141,503)	(154,570)	(683,832)	(1,010,120)	(14,113)	(16,375)
Adjustments to maintain reserves	46,226	38,412	(4,317)	3,203	(908)	1,210	(23)	(9,185)

Net equity transactions	(4,107,666)	(6,819,335)	(125,021)	(157,255)	(696,989)	(709,011)	(7,152)	(12,166)

Net change in contract owners’ equity	(2,546,812)	(14,854,762)	(109,817)	(293,702)	(484,626)	(3,398,960)	(3,683)	(55,788)
Contract owners’ equity at beginning of period	47,384,528	62,239,290	701,788	995,490	7,558,476	10,957,436	144,794	200,582

Contract owners’ equity at end of period	$44,837,716	47,384,528	591,971	701,788	7,073,850	7,558,476	141,111	144,794

CHANGE IN UNITS:
Beginning units	2,910,714	3,315,114	65,399	79,729	365,849	394,431	17,418	17,731
Units purchased	118,787	116,395	2,284	1,183	18,874	38,661	1,301	1,546
Units redeemed	(368,328)	(520,795)	(13,401)	(15,513)	(52,590)	(67,243)	(2,057)	(1,859)

Ending units	2,661,173	2,910,714	54,282	65,399	332,133	365,849	16,662	17,418

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GIG		GVAAA2		GVABD2		GVAGG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$183,601	304,113	(866,496)	(961,665)	(95,765)	(113,022)	(204,594)	(217,604)
Realized gain (loss) on investments	(155,114)	35,225	435,055	1,059,497	(192,793)	(50,660)	561,949	702,554
Change in unrealized gain (loss) on investments	2,082,920	(3,932,174)	1,586,370	(17,615,528)	559,710	(1,585,393)	1,268,055	(8,251,262)
Reinvested capital gains	-	1,463,169	7,842,851	3,162,149	-	192,350	1,813,753	1,110,290

Net increase (decrease) in contract owners’ equity resulting from operations	2,111,407	(2,129,667)	8,997,780	(14,355,547)	271,152	(1,556,725)	3,439,163	(6,656,022)

Equity transactions:
Purchase payments received from contract owners (note 4)	37,447	53,996	596,571	525,120	51,976	201,887	41,153	165,524
Transfers between funds	(817,658)	(186,964)	(216,945)	(683,123)	575,095	(121,856)	398,917	(897,493)
Redemptions (notes 2, 3, and 4)	(840,545)	(1,283,615)	(7,269,016)	(7,504,098)	(1,976,586)	(1,427,555)	(1,800,262)	(1,766,644)
Adjustments to maintain reserves	(3,618)	28,618	30,339	3,532	302	(655)	2,622	2,655

Net equity transactions	(1,624,374)	(1,387,965)	(6,859,051)	(7,658,569)	(1,349,213)	(1,348,179)	(1,357,570)	(2,495,958)

Net change in contract owners’ equity	487,033	(3,517,632)	2,138,729	(22,014,116)	(1,078,061)	(2,904,904)	2,081,593	(9,151,980)
Contract owners’ equity at beginning of period	11,057,264	14,574,896	76,580,211	98,594,327	8,962,473	11,867,377	17,176,294	26,328,274

Contract owners’ equity at end of period	$11,544,297	11,057,264	78,718,940	76,580,211	7,884,412	8,962,473	19,257,887	17,176,294

CHANGE IN UNITS:
Beginning units	637,539	716,920	3,376,092	3,705,844	746,459	853,081	613,354	696,358
Units purchased	11,007	12,266	142,164	142,971	96,016	116,606	51,054	22,963
Units redeemed	(96,421)	(91,647)	(433,479)	(472,723)	(206,434)	(223,228)	(95,484)	(105,967)

Ending units	552,125	637,539	3,084,777	3,376,092	636,041	746,459	568,924	613,354

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(228,548)	(239,586)	(434,603)	(482,676)	(684,960)	(720,604)	(260,564)	(310,686)
Realized gain (loss) on investments	199,302	279,828	1,130,953	2,312,730	(1,773,396)	722,913	(1,388,954)	(683,395)
Change in unrealized gain (loss) on investments	2,643,572	(4,957,998)	6,804,958	(23,602,217)	10,304,368	(32,762,529)	3,681,239	(8,087,717)
Reinvested capital gains	1,795,709	501,669	4,171,181	4,848,837	594,483	19,264,474	-	4,495,294

Net increase (decrease) in contract owners’ equity resulting from operations	4,410,035	(4,416,087)	11,672,489	(16,923,326)	8,440,495	(13,495,746)	2,031,721	(4,586,504)

Equity transactions:
Purchase payments received from contract owners (note 4)	29,771	100,543	124,357	448,746	549,243	848,065	224,792	326,882
Transfers between funds	23,279	(443,994)	(897,455)	(2,496,620)	(14,563)	(142,603)	(409,689)	(385,619)
Redemptions (notes 2, 3, and 4)	(2,123,106)	(1,389,929)	(4,192,109)	(3,806,123)	(4,290,338)	(5,357,519)	(3,691,556)	(2,903,772)
Adjustments to maintain reserves	(496)	8,771	8,674	(1,397)	340,700	(37,216)	4,054	(1,204)

Net equity transactions	(2,070,552)	(1,724,609)	(4,956,533)	(5,855,394)	(3,414,958)	(4,689,273)	(3,872,399)	(2,963,713)

Net change in contract owners’ equity	2,339,483	(6,140,696)	6,715,956	(22,778,720)	5,025,537	(18,185,019)	(1,840,678)	(7,550,217)
Contract owners’ equity at beginning of period	19,202,398	25,343,094	34,322,039	57,100,759	53,324,595	71,509,614	22,941,066	30,491,283

Contract owners’ equity at end of period	$21,541,881	19,202,398	41,037,995	34,322,039	58,350,132	53,324,595	21,100,388	22,941,066

CHANGE IN UNITS:
Beginning units	754,181	818,588	987,915	1,135,715	1,985,264	2,139,150	1,165,340	1,313,267
Units purchased	21,054	27,486	55,958	32,546	39,182	47,984	18,029	24,500
Units redeemed	(94,051)	(91,893)	(177,575)	(180,346)	(171,122)	(201,870)	(220,077)	(172,427)

Ending units	681,184	754,181	866,298	987,915	1,853,324	1,985,264	963,292	1,165,340

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEX1		GVEX2		GVIDA		GVIDC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,839	(430)	26,396	(30,084)	(303,310)	(317,406)	(162,343)	(197,258)
Realized gain (loss) on investments	(403,468)	(126,034)	(8,436,123)	(4,489,351)	(850,329)	(229,715)	(453,109)	(109,327)
Change in unrealized gain (loss) on investments	607,025	(634,856)	15,956,326	(27,273,490)	5,137,297	(13,003,936)	1,481,961	(3,280,667)
Reinvested capital gains	1,074	593,631	44,597	23,498,660	293,187	7,149,912	-	1,146,298

Net increase (decrease) in contract owners’ equity resulting from operations	208,470	(167,689)	7,591,196	(8,294,265)	4,276,845	(6,401,145)	866,509	(2,440,954)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,353	-	847,105	1,660,025	283,089	277,019	314,406	71,846
Transfers between funds	418,558	23,988	1,045,206	(99,743)	(389,294)	(159,061)	(1,791,929)	(906,621)
Redemptions (notes 2, 3, and 4)	(180,525)	(107,840)	(2,627,759)	(3,707,338)	(1,952,479)	(1,834,773)	(2,015,132)	(1,380,215)
Adjustments to maintain reserves	(15)	(34,119)	2,146	7,273	113	55,804	12,571	(5,622)

Net equity transactions	260,371	(117,971)	(733,302)	(2,139,783)	(2,058,571)	(1,661,011)	(3,480,084)	(2,220,612)

Net change in contract owners’ equity	468,841	(285,660)	6,857,894	(10,434,048)	2,218,274	(8,062,156)	(2,613,575)	(4,661,566)
Contract owners’ equity at beginning of period	792,448	1,078,108	31,916,145	42,350,193	24,728,832	32,790,988	14,704,771	19,366,337

Contract owners’ equity at end of period	$1,261,289	792,448	38,774,039	31,916,145	26,947,106	24,728,832	12,091,196	14,704,771

CHANGE IN UNITS:
Beginning units	58,190	63,892	1,270,982	1,358,570	859,280	914,569	966,213	1,103,963
Units purchased	32,205	5,706	189,488	267,560	12,184	11,708	33,399	16,739
Units redeemed	(15,929)	(11,408)	(219,881)	(355,148)	(78,042)	(66,997)	(262,621)	(154,489)

Ending units	74,466	58,190	1,240,589	1,270,982	793,422	859,280	736,991	966,213

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIDM		GVIX8		HIBF		IDPG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,067,739)	(1,198,530)	47,525	106,289	876,063	854,929	(5,365)	(5,856)
Realized gain (loss) on investments	(6,499,593)	(372,003)	50,652	57,933	(495,800)	(352,821)	(29,619)	19,528
Change in unrealized gain (loss) on investments	18,700,317	(48,402,263)	552,844	(986,021)	1,688,703	(3,528,353)	95,604	(207,352)
Reinvested capital gains	-	29,184,933	-	-	-	-	-	99,369

Net increase (decrease) in contract owners’ equity resulting from operations	11,132,985	(20,787,863)	651,021	(821,799)	2,068,966	(3,026,245)	60,620	(94,311)

Equity transactions:
Purchase payments received from contract owners (note 4)	690,577	942,772	49,403	42,198	97,774	209,867	12,253	10,726
Transfers between funds	(2,273,544)	(3,529,890)	177,230	106,220	(229,278)	(933,295)	(48,625)	57,052
Redemptions (notes 2, 3, and 4)	(8,033,627)	(10,497,215)	(439,470)	(414,540)	(1,873,606)	(1,776,295)	(115,240)	(9,523)
Adjustments to maintain reserves	108,887	80,054	(148)	(482)	18,917	4,023	(7)	(4,189)

Net equity transactions	(9,507,707)	(13,004,279)	(212,985)	(266,604)	(1,986,193)	(2,495,700)	(151,619)	54,066

Net change in contract owners’ equity	1,625,278	(33,792,142)	438,036	(1,088,403)	82,773	(5,521,945)	(90,999)	(40,245)
Contract owners’ equity at beginning of period	88,920,691	122,712,833	4,220,244	5,308,647	18,536,481	24,058,426	559,868	600,113

Contract owners’ equity at end of period	$90,545,969	88,920,691	4,658,280	4,220,244	18,619,254	18,536,481	468,869	559,868

CHANGE IN UNITS:
Beginning units	3,813,418	4,340,198	355,440	377,505	704,635	796,592	42,739	38,490
Units purchased	41,705	59,471	51,407	18,933	27,648	59,685	902	4,957
Units redeemed	(431,751)	(586,251)	(69,116)	(40,998)	(99,656)	(151,642)	(11,668)	(708)

Ending units	3,423,372	3,813,418	337,731	355,440	632,627	704,635	31,973	42,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IDPGI2		MCIF		MCIF2		MSBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(628)	(500)	59,381	18,430	(16,659)	(19,373)	1,020,444	608,004
Realized gain (loss) on investments	(62)	(1,696)	(2,352,134)	(1,133,556)	(200,635)	(78,197)	(250,058)	(225,396)
Change in unrealized gain (loss) on investments	6,960	(10,954)	7,781,549	(28,695,551)	374,842	(912,366)	(338,580)	(1,282,166)
Reinvested capital gains	-	5,292	3,320,711	17,897,949	109,745	606,608	1,255,592	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,270	(7,858)	8,809,507	(11,912,728)	267,293	(403,328)	1,687,398	(899,558)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,002	922	459,661	996,948	262	733	326,794	155,683
Transfers between funds	14,220	-	(1,303,034)	(1,397,905)	8,072	(23,715)	15,661	422,743
Redemptions (notes 2, 3, and 4)	(3)	(3)	(7,073,687)	(6,800,934)	(295,010)	(101,724)	(2,471,228)	(2,798,403)
Adjustments to maintain reserves	(10)	(515)	20,199	(21,656)	181	2,311	21,602	(7,816)

Net equity transactions	15,209	404	(7,896,861)	(7,223,547)	(286,495)	(122,395)	(2,107,171)	(2,227,793)

Net change in contract owners’ equity	21,479	(7,454)	912,646	(19,136,275)	(19,202)	(525,723)	(419,773)	(3,127,351)
Contract owners’ equity at beginning of period	47,926	55,380	64,785,652	83,921,927	2,144,482	2,670,205	23,879,965	27,007,316

Contract owners’ equity at end of period	$69,405	47,926	65,698,298	64,785,652	2,125,280	2,144,482	23,460,192	23,879,965

CHANGE IN UNITS:
Beginning units	3,995	3,922	898,210	995,604	245,286	259,482	1,059,957	1,159,295
Units purchased	1,242	73	17,705	23,989	2,302	596	102,406	126,737
Units redeemed	(1)	-	(122,488)	(121,383)	(33,975)	(14,792)	(195,398)	(226,075)

Ending units	5,236	3,995	793,427	898,210	213,613	245,286	966,965	1,059,957

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(22,001)	(23,233)	(3,441)	(3,064)	(1,504)	(1,517)	(2,224)	(2,314)
Realized gain (loss) on investments	(67,667)	1,195	1,195	10,106	(69)	14,458	(30)	7,769
Change in unrealized gain (loss) on investments	211,028	(777,162)	47,333	(52,489)	14,044	(37,422)	22,451	(36,492)
Reinvested capital gains	154,073	449,821	23,286	-	2,365	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	275,433	(349,379)	68,373	(45,447)	14,836	(24,481)	20,197	(31,037)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,698	877	-	31,973	4,525	3,437	198	333
Transfers between funds	80,481	(16,851)	-	29,720	1,064	(148)	(3,097)	4,299
Redemptions (notes 2, 3, and 4)	(221,980)	(48,958)	(12,610)	(27,034)	(1,878)	(18,870)	(108)	(506)
Adjustments to maintain reserves	(44)	(15)	(31)	(6,494)	2	(733)	(12)	(1,589)

Net equity transactions	(139,845)	(64,947)	(12,641)	28,165	3,713	(16,314)	(3,019)	2,537

Net change in contract owners’ equity	135,588	(414,326)	55,732	(17,282)	18,549	(40,795)	17,178	(28,500)
Contract owners’ equity at beginning of period	1,857,574	2,271,900	302,766	320,048	129,966	170,761	182,846	211,346

Contract owners’ equity at end of period	$1,993,162	1,857,574	358,498	302,766	148,515	129,966	200,024	182,846

CHANGE IN UNITS:
Beginning units	140,261	145,338	18,391	16,299	9,651	10,643	15,017	14,782
Units purchased	9,079	6,134	-	3,760	400	239	16	4,128
Units redeemed	(19,128)	(11,211)	(690)	(1,668)	(137)	(1,231)	(255)	(3,893)

Ending units	130,212	140,261	17,701	18,391	9,914	9,651	14,778	15,017

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$589,707	59,030	(2,797)	(8,449)	112,810	27,075	1,188	(9,961)
Realized gain (loss) on investments	1,145,287	2,422,655	(10,840)	223,375	551,307	914,400	60,715	90,759
Change in unrealized gain (loss) on investments	(22,754)	(20,116,031)	23,410	(379,922)	(340,982)	(3,604,277)	(39,906)	(422,771)
Reinvested capital gains	5,496,153	14,743,155	55,379	143,908	846,848	2,220,010	97,672	270,347

Net increase (decrease) in contract owners’ equity resulting from operations	7,208,393	(2,891,191)	65,152	(21,088)	1,169,983	(442,792)	119,669	(71,626)

Equity transactions:
Purchase payments received from contract owners (note 4)	192,780	199,217	-	-	201,649	334,425	680	1,465
Transfers between funds	(2,839,686)	(2,959,194)	-	(24,844)	(256,418)	(708,358)	(93,208)	(103,663)
Redemptions (notes 2, 3, and 4)	(9,573,621)	(8,741,867)	(82,554)	(28,081)	(1,338,273)	(1,172,106)	(127,939)	(177,492)
Adjustments to maintain reserves	53,895	(77,478)	(63)	(15,178)	(376)	418	29	(95)

Net equity transactions	(12,166,632)	(11,579,322)	(82,617)	(68,103)	(1,393,418)	(1,545,621)	(220,438)	(279,785)

Net change in contract owners’ equity	(4,958,239)	(14,470,513)	(17,465)	(89,191)	(223,435)	(1,988,413)	(100,769)	(351,411)
Contract owners’ equity at beginning of period	104,770,216	119,240,729	1,036,408	1,125,599	15,967,899	17,956,312	1,848,029	2,199,440

Contract owners’ equity at end of period	$99,811,977	104,770,216	1,018,943	1,036,408	15,744,464	15,967,899	1,747,260	1,848,029

CHANGE IN UNITS:
Beginning units	2,525,730	2,809,070	28,574	30,105	1,037,297	1,141,306	108,994	125,133
Units purchased	20,954	24,107	27	-	67,078	131,637	1,200	321
Units redeemed	(310,535)	(307,447)	(2,221)	(1,531)	(155,307)	(235,646)	(14,527)	(16,460)

Ending units	2,236,149	2,525,730	26,380	28,574	949,068	1,037,297	95,667	108,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCBD1		NVCBD2		NVCCA2		NVCCN2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$120,420	117,081	1,445	(13)	(43,595)	(47,075)	(68,978)	(86,781)
Realized gain (loss) on investments	(606,589)	(290,855)	(588)	(35,019)	2,362	8,959	(14,776)	(28,531)
Change in unrealized gain (loss) on investments	769,653	(1,158,402)	4,164	(1,238)	289,181	(898,331)	381,852	(1,170,134)
Reinvested capital gains	-	10,001	-	204	276,671	176,029	117,937	155,428

Net increase (decrease) in contract owners’ equity resulting from operations	283,484	(1,322,175)	5,021	(36,066)	524,619	(760,418)	416,035	(1,130,018)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,538	43,907	-	-	28,519	26,092	8,912	36,178
Transfers between funds	(706,048)	2,720,405	(374)	(990)	(106,959)	(61,475)	29,353	(419,807)
Redemptions (notes 2, 3, and 4)	(1,284,187)	(1,094,207)	(2,941)	(7,329)	(416,253)	(260,516)	(788,990)	(1,134,225)
Adjustments to maintain reserves	(14)	(52)	(5)	(17)	438	(20)	24,852	(5,784)

Net equity transactions	(1,981,711)	1,670,053	(3,320)	(8,336)	(494,255)	(295,919)	(725,873)	(1,523,638)

Net change in contract owners’ equity	(1,698,227)	347,878	1,701	(44,402)	30,364	(1,056,337)	(309,838)	(2,653,656)
Contract owners’ equity at beginning of period	8,413,957	8,066,079	174,619	219,021	3,771,252	4,827,589	6,035,725	8,689,381

Contract owners’ equity at end of period	$6,715,730	8,413,957	176,320	174,619	3,801,616	3,771,252	5,725,887	6,035,725

CHANGE IN UNITS:
Beginning units	674,580	545,726	16,704	17,439	208,434	222,373	452,243	564,593
Units purchased	47,637	295,360	176	23	1,531	1,856	9,406	21,137
Units redeemed	(205,604)	(166,506)	(467)	(758)	(27,793)	(15,795)	(62,845)	(133,487)

Ending units	516,613	674,580	16,413	16,704	182,172	208,434	398,804	452,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(57,636)	(64,917)	(43,590)	(52,909)	(114,881)	(129,873)	(34,024)	(34,416)
Realized gain (loss) on investments	15,573	29,458	(22,100)	(10,072)	(3,287)	(61,738)	64,839	66,212
Change in unrealized gain (loss) on investments	419,970	(961,520)	274,598	(829,231)	707,246	(2,009,974)	306,285	(627,850)
Reinvested capital gains	276,333	88,453	192,450	131,331	598,560	303,622	189,477	11,643

Net increase (decrease) in contract owners’ equity resulting from operations	654,240	(908,526)	401,358	(760,881)	1,187,638	(1,897,963)	526,577	(584,411)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,444	38,168	9,408	198,512	67,549	86,213	62,421	61,435
Transfers between funds	43,989	60,860	(220,263)	84,694	(369,345)	(295,601)	9,827	(152,664)
Redemptions (notes 2, 3, and 4)	(316,989)	(648,579)	(492,204)	(785,574)	(1,821,495)	(1,096,316)	(108,393)	(134,006)
Adjustments to maintain reserves	528,433	159	(1,339)	(1,418)	441,370	2,771	(67)	2,826

Net equity transactions	282,877	(549,392)	(704,398)	(503,786)	(1,681,921)	(1,302,933)	(36,212)	(222,409)

Net change in contract owners’ equity	937,117	(1,457,918)	(303,040)	(1,264,667)	(494,283)	(3,200,896)	490,365	(806,820)
Contract owners’ equity at beginning of period	4,160,995	5,618,913	4,281,432	5,546,099	9,945,473	13,146,369	2,920,496	3,727,316

Contract owners’ equity at end of period	$5,098,112	4,160,995	3,978,392	4,281,432	9,451,190	9,945,473	3,410,861	2,920,496

CHANGE IN UNITS:
Beginning units	173,392	188,821	281,268	313,782	543,283	611,366	151,643	162,254
Units purchased	4,458	11,533	5,038	42,358	13,229	28,378	15,779	4,521
Units redeemed	(13,928)	(26,962)	(50,265)	(74,872)	(130,522)	(96,461)	(17,680)	(15,132)

Ending units	163,922	173,392	236,041	281,268	425,990	543,283	149,742	151,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRB2		NVDBL2		NVDCA2		NVFIII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(98,780)	(105,394)	(63,534)	(71,471)	(25,570)	(29,006)	5,096	2,527
Realized gain (loss) on investments	(26,468)	(88,405)	(224,885)	(99,350)	(404,093)	(59,719)	(5,604)	(59,746)
Change in unrealized gain (loss) on investments	675,612	(1,624,857)	903,473	(2,271,184)	738,271	(1,348,909)	15,597	(11,863)
Reinvested capital gains	415,812	289,182	-	1,244,054	2,195	864,483	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	966,176	(1,529,474)	615,054	(1,197,951)	310,803	(573,151)	15,089	(69,082)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,358	17,263	36,217	45,808	12,851	26,128	403	110
Transfers between funds	1,107,788	113,169	(103,295)	(307,698)	(448,865)	(98,578)	17,166	34,805
Redemptions (notes 2, 3, and 4)	(432,263)	(1,066,250)	(577,506)	(808,810)	(374,020)	(159,962)	(53,155)	(92,916)
Adjustments to maintain reserves	648	92	1,551	3,925	870	8,862	(19)	387

Net equity transactions	690,531	(935,726)	(643,033)	(1,066,775)	(809,164)	(223,550)	(35,605)	(57,614)

Net change in contract owners’ equity	1,656,707	(2,465,200)	(27,979)	(2,264,726)	(498,361)	(796,701)	(20,516)	(126,696)
Contract owners’ equity at beginning of period	7,921,399	10,386,599	5,552,024	7,816,750	2,374,252	3,170,953	343,148	469,844

Contract owners’ equity at end of period	$9,578,106	7,921,399	5,524,045	5,552,024	1,875,891	2,374,252	322,632	343,148

CHANGE IN UNITS:
Beginning units	489,750	547,684	292,839	347,682	100,104	109,507	37,189	43,475
Units purchased	70,292	25,092	3,818	28,645	4,310	1,956	8,303	13,728
Units redeemed	(28,745)	(83,026)	(36,386)	(83,488)	(35,821)	(11,359)	(11,908)	(20,014)

Ending units	531,297	489,750	260,271	292,839	68,593	100,104	33,584	37,189

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVGEII		NVIE6		NVLCP1		NVLCP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,154	(215)	9,440	512	24,331	14,074	33,231	15,709
Realized gain (loss) on investments	1,995	(42,615)	1,057	(149)	(39,188)	(39,059)	(84,275)	(10,835)
Change in unrealized gain (loss) on investments	85,755	(33,036)	29,556	(7,649)	69,843	(161,119)	148,182	(283,573)
Reinvested capital gains	-	-	-	2,869	-	12,119	-	18,098

Net increase (decrease) in contract owners’ equity resulting from operations	92,904	(75,866)	40,053	(4,417)	54,986	(173,985)	97,138	(260,601)

Equity transactions:
Purchase payments received from contract owners (note 4)	621	20,300	(585)	-	3,016	9,766	2,880	2,880
Transfers between funds	493,890	(224,864)	464,593	-	182,552	(188,658)	289,510	20,266
Redemptions (notes 2, 3, and 4)	(6,619)	(26,911)	(21,472)	(1,507)	(154,655)	(155,483)	(277,347)	(123,639)
Adjustments to maintain reserves	(24)	(18,233)	(4)	(5)	(132)	(310)	29,158	136

Net equity transactions	487,868	(249,708)	442,532	(1,512)	30,781	(334,685)	44,201	(100,357)

Net change in contract owners’ equity	580,772	(325,574)	482,585	(5,929)	85,767	(508,670)	141,339	(360,958)
Contract owners’ equity at beginning of period	160,944	486,518	22,126	28,055	879,701	1,388,371	1,433,114	1,794,072

Contract owners’ equity at end of period	$741,716	160,944	504,711	22,126	965,468	879,701	1,574,453	1,433,114

CHANGE IN UNITS:
Beginning units	13,058	32,597	-	-	102,874	138,976	106,647	113,475
Units purchased	40,490	6,985	46,301	-	25,564	4,606	28,886	4,993
Units redeemed	(3,141)	(26,524)	(2,545)	-	(22,168)	(40,708)	(26,598)	(11,821)

Ending units	50,407	13,058	43,756	-	106,270	102,874	108,935	106,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVLCPP		NVMGA2		NVMIG1		NVMIVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$205,070	125,810	(1,898)	(1,819)	168,831	(273,149)	57,248	89,790
Realized gain (loss) on investments	(378,863)	(314,613)	662	(3,530)	(1,879,867)	(1,496,187)	118,832	304,700
Change in unrealized gain (loss) on investments	687,404	(1,576,023)	17,606	(20,145)	4,738,805	(13,693,494)	312,416	(729,413)
Reinvested capital gains	-	115,077	-	-	-	976,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	513,611	(1,649,749)	16,370	(25,494)	3,027,769	(14,486,745)	488,496	(334,923)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,942	24,292	60	240	290,618	143,363	46,746	50,281
Transfers between funds	109,878	(750,200)	19,934	14,851	(776,698)	568,480	(27,265)	6,988
Redemptions (notes 2, 3, and 4)	(945,015)	(1,065,368)	(29,635)	(7,958)	(2,253,802)	(1,897,001)	(305,255)	(395,064)
Adjustments to maintain reserves	885	24,215	(7)	(3,239)	17,926	(10,367)	(243)	(141)

Net equity transactions	(820,310)	(1,767,061)	(9,648)	3,894	(2,721,956)	(1,195,525)	(286,017)	(337,936)

Net change in contract owners’ equity	(306,699)	(3,416,810)	6,722	(21,600)	305,813	(15,682,270)	202,479	(672,859)
Contract owners’ equity at beginning of period	8,617,553	12,034,363	160,906	182,506	22,005,993	37,688,263	3,510,816	4,183,675

Contract owners’ equity at end of period	$8,310,854	8,617,553	167,628	160,906	22,311,806	22,005,993	3,713,295	3,510,816

CHANGE IN UNITS:
Beginning units	1,015,700	1,215,293	13,390	12,825	1,027,398	1,080,220	293,473	325,564
Units purchased	129,655	72,764	2,169	2,095	29,543	87,989	33,703	111,426
Units redeemed	(223,412)	(272,357)	(2,885)	(1,530)	(148,092)	(140,811)	(55,773)	(143,517)

Ending units	921,943	1,015,700	12,674	13,390	908,849	1,027,398	271,403	293,473

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,414	4,137	1,011,923	961,381	9,115	6,761	674,314	67,736
Realized gain (loss) on investments	3,293	26,364	(1,089,812)	(2,056,469)	(20,069)	(3,687)	-	-
Change in unrealized gain (loss) on investments	22,326	(46,934)	6,019,288	(6,982,470)	63,136	(82,700)	-	-
Reinvested capital gains	-	-	1,256,322	4,425,559	13,526	46,770	2	358

Net increase (decrease) in contract owners’ equity resulting from operations	27,033	(16,433)	7,197,721	(3,651,999)	65,708	(32,856)	674,316	68,094

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,003	49,250	-	733	9,469,208	7,405,394
Transfers between funds	(4,411)	(225)	315,186	868,207	-	-	11,745,375	24,065,441
Redemptions (notes 2, 3, and 4)	(10,427)	(26,299)	(2,604,043)	(2,294,252)	(77,304)	(14,943)	(18,374,327)	(14,827,786)
Adjustments to maintain reserves	(2)	(5,362)	(26)	112	(12)	(7,107)	3,898	47,259

Net equity transactions	(14,840)	(31,886)	(2,207,880)	(1,376,683)	(77,316)	(21,317)	2,844,154	16,690,308

Net change in contract owners’ equity	12,193	(48,319)	4,989,841	(5,028,682)	(11,608)	(54,173)	3,518,470	16,758,402
Contract owners’ equity at beginning of period	208,461	256,780	22,142,222	27,170,904	225,318	279,491	18,696,487	1,938,085

Contract owners’ equity at end of period	$220,654	208,461	27,132,063	22,142,222	213,710	225,318	22,214,957	18,696,487

CHANGE IN UNITS:
Beginning units	12,846	14,792	584,999	620,678	7,110	7,537	1,866,431	194,084
Units purchased	26	138	80,001	109,583	-	22	2,406,451	3,525,115
Units redeemed	(780)	(2,084)	(122,107)	(145,262)	(2,051)	(449)	(2,127,868)	(1,852,768)

Ending units	12,092	12,846	542,893	584,999	5,059	7,110	2,145,014	1,866,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMMG1		NVMMG2		NVMMV2		NVNMO1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(568,598)	(641,542)	(48,214)	(54,467)	132,348	86,482	(266,572)	(348,223)
Realized gain (loss) on investments	(5,366,476)	(3,356,541)	(749,594)	(280,878)	(1,213,321)	(1,112,598)	737,068	1,437,934
Change in unrealized gain (loss) on investments	14,968,382	(44,369,600)	1,455,200	(3,237,609)	(1,926,312)	(3,910,994)	5,662,741	(17,533,706)
Reinvested capital gains	-	15,583,925	-	1,244,763	5,783,812	3,202,396	3,503,674	5,517,343

Net increase (decrease) in contract owners’ equity resulting from operations	9,033,308	(32,783,758)	657,392	(2,328,191)	2,776,527	(1,734,714)	9,636,911	(10,926,652)

Equity transactions:
Purchase payments received from contract owners (note 4)	185,041	343,062	5,396	54,549	180,314	249,521	196,239	289,899
Transfers between funds	(1,638,572)	163,059	(55,521)	79,298	(1,393,119)	(1,092,278)	(463,394)	(931,286)
Redemptions (notes 2, 3, and 4)	(4,634,222)	(4,797,953)	(587,028)	(269,466)	(3,518,408)	(3,638,690)	(3,784,203)	(4,907,740)
Adjustments to maintain reserves	3,978	(6,314)	(86)	356	199	(3,194)	4,510	(20,338)

Net equity transactions	(6,083,775)	(4,298,146)	(637,239)	(135,263)	(4,731,014)	(4,484,641)	(4,046,848)	(5,569,465)

Net change in contract owners’ equity	2,949,533	(37,081,904)	20,153	(2,463,454)	(1,954,487)	(6,219,355)	5,590,063	(16,496,117)
Contract owners’ equity at beginning of period	49,597,706	86,679,610	3,629,959	6,093,413	41,633,319	47,852,674	45,813,882	62,309,999

Contract owners’ equity at end of period	$52,547,239	49,597,706	3,650,112	3,629,959	39,678,832	41,633,319	51,403,945	45,813,882

CHANGE IN UNITS:
Beginning units	2,160,111	2,328,839	170,876	175,979	1,546,782	1,710,453	1,808,109	2,017,118
Units purchased	35,604	87,281	1,834	16,396	20,064	36,979	36,509	47,358
Units redeemed	(277,632)	(256,009)	(27,912)	(21,499)	(193,950)	(200,650)	(182,922)	(256,367)

Ending units	1,918,083	2,160,111	144,798	170,876	1,372,896	1,546,782	1,661,696	1,808,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNMO2		NVNSR1		NVOLG1		NVOLG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,251)	(3,324)	(16,415)	(14,804)	1,396,550	(1,170,389)	(42,191)	(84,568)
Realized gain (loss) on investments	(13,591)	(32,157)	(73,304)	(26,200)	10,587,609	1,011,238	194,900	134,965
Change in unrealized gain (loss) on investments	77,772	(94,820)	216,432	(740,708)	79,366,210	(168,785,652)	1,145,683	(2,581,787)
Reinvested capital gains	37,471	50,703	230,480	141,354	-	31,156,669	-	470,604

Net increase (decrease) in contract owners’ equity resulting from operations	98,401	(79,598)	357,193	(640,358)	91,350,369	(137,788,134)	1,298,392	(2,060,786)

Equity transactions:
Purchase payments received from contract owners (note 4)	321	65,843	7,312	12,066	1,666,362	2,475,138	41,388	736
Transfers between funds	64,251	23,814	127,310	159,213	(11,595,710)	(11,169,753)	(19,492)	25,443
Redemptions (notes 2, 3, and 4)	(111,742)	(47,190)	(272,088)	(367,703)	(41,449,688)	(38,555,328)	(855,999)	(373,646)
Adjustments to maintain reserves	(11)	(18,513)	2,711	1,770	320,134	153,515	(3,767)	(3,444)

Net equity transactions	(47,181)	23,954	(134,755)	(194,654)	(51,058,902)	(47,096,428)	(837,870)	(350,911)

Net change in contract owners’ equity	51,220	(55,644)	222,438	(835,012)	40,291,467	(184,884,562)	460,522	(2,411,697)
Contract owners’ equity at beginning of period	468,518	524,162	1,903,420	2,738,432	430,992,087	615,876,649	6,434,518	8,846,215

Contract owners’ equity at end of period	$519,738	468,518	2,125,858	1,903,420	471,283,554	430,992,087	6,895,040	6,434,518

CHANGE IN UNITS:
Beginning units	25,095	23,042	77,729	84,809	8,860,484	9,759,197	153,169	160,487
Units purchased	6,242	7,197	6,618	10,348	65,974	104,579	3,093	4,627
Units redeemed	(8,461)	(5,144)	(11,807)	(17,428)	(1,029,670)	(1,003,292)	(21,203)	(11,945)

Ending units	22,876	25,095	72,540	77,729	7,896,788	8,860,484	135,059	153,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVRE1		NVSIX2		NVSTB2		NVTIV3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$427,542	177,092	395	(11,951)	94,892	39,092	12,162	25,154
Realized gain (loss) on investments	732,157	395,681	(35,961)	26,705	(78,481)	(172,019)	14,342	(52,454)
Change in unrealized gain (loss) on investments	2,140,655	(21,749,607)	406,381	(1,304,259)	165,737	(284,460)	104,270	(25,394)
Reinvested capital gains	859,510	3,510,221	17,063	422,109	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,159,864	(17,666,613)	387,878	(867,396)	182,148	(417,387)	130,774	(52,694)

Equity transactions:
Purchase payments received from contract owners (note 4)	213,807	236,034	25,314	22,784	64,330	50,885	-	-
Transfers between funds	(1,816,248)	(1,497,870)	3,359	(149,961)	(432,793)	26,935	(27,879)	(6,311)
Redemptions (notes 2, 3, and 4)	(3,667,108)	(4,511,599)	(278,106)	(153,717)	(362,737)	(1,613,846)	(133,703)	(123,616)
Adjustments to maintain reserves	9,254	11,052	(59)	(1,456)	(179)	(190)	(130)	(31,386)

Net equity transactions	(5,260,295)	(5,762,383)	(249,492)	(282,350)	(731,379)	(1,536,216)	(161,712)	(161,313)

Net change in contract owners’ equity	(1,100,431)	(23,428,996)	138,386	(1,149,746)	(549,231)	(1,953,603)	(30,938)	(214,007)
Contract owners’ equity at beginning of period	39,557,427	62,986,423	2,847,459	3,997,205	4,597,222	6,550,825	980,587	1,194,594

Contract owners’ equity at end of period	$38,456,996	39,557,427	2,985,845	2,847,459	4,047,991	4,597,222	949,649	980,587

CHANGE IN UNITS:
Beginning units	2,173,675	2,447,781	152,374	167,827	440,290	586,630	56,180	63,686
Units purchased	49,337	81,528	20,630	15,626	26,705	84,079	-	-
Units redeemed	(333,161)	(355,634)	(34,356)	(31,079)	(96,480)	(230,419)	(8,803)	(7,506)

Ending units	1,889,851	2,173,675	138,648	152,374	370,515	440,290	47,377	56,180

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SAM		SCF		SCF2		SCGF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,570,152	381,332	(384,131)	(483,389)	(11,403)	(13,146)	(192,404)	(215,616)
Realized gain (loss) on investments	-	-	(1,739,553)	(48,897)	(17,724)	135,820	(596,313)	(130,807)
Change in unrealized gain (loss) on investments	-	-	9,483,973	(33,033,157)	110,404	(476,051)	3,338,123	(10,519,290)
Reinvested capital gains	15	3,435	369,166	16,143,085	4,922	198,923	-	2,856,703

Net increase (decrease) in contract owners’ equity resulting from operations	5,570,167	384,767	7,729,455	(17,422,358)	86,199	(154,454)	2,549,406	(8,009,010)

Equity transactions:
Purchase payments received from contract owners (note 4)	30,378,141	33,952,692	304,130	677,725	241	-	71,256	65,818
Transfers between funds	35,898,964	84,908,495	(1,491,981)	(841,749)	21,760	2,890	(247,153)	(186,585)
Redemptions (notes 2, 3, and 4)	(83,173,971)	(85,321,077)	(6,959,765)	(5,589,992)	(40,898)	(42,157)	(1,578,265)	(1,371,714)
Adjustments to maintain reserves	307,642	(158,354)	4,749	(9,243)	(87)	(49,002)	1,161	(3,126)

Net equity transactions	(16,589,224)	33,381,756	(8,142,867)	(5,763,259)	(18,984)	(88,269)	(1,753,001)	(1,495,607)

Net change in contract owners’ equity	(11,019,057)	33,766,523	(413,412)	(23,185,617)	67,215	(242,723)	796,405	(9,504,617)
Contract owners’ equity at beginning of period	162,202,831	128,436,308	67,476,670	90,662,287	746,576	989,299	16,599,795	26,104,412

Contract owners’ equity at end of period	$151,183,774	162,202,831	67,063,258	67,476,670	813,791	746,576	17,396,200	16,599,795

CHANGE IN UNITS:
Beginning units	14,272,558	11,240,377	985,202	1,065,106	21,423	22,556	430,055	465,915
Units purchased	14,350,626	20,506,313	20,384	28,399	851	521	16,414	22,008
Units redeemed	(15,861,184)	(17,474,132)	(139,347)	(108,303)	(1,336)	(1,654)	(58,370)	(57,868)

Ending units	12,762,000	14,272,558	866,239	985,202	20,938	21,423	388,099	430,055

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF2		SCVF		SCVF2		TRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,337)	(3,809)	(389,573)	(484,994)	(5,109)	(7,051)	212,610	85,755
Realized gain (loss) on investments	(3,374)	(28,380)	(2,793,290)	(2,677,402)	(17,103)	58,723	7,365,435	6,950,425
Change in unrealized gain (loss) on investments	32,582	(72,863)	9,136,590	(15,909,374)	47,155	(156,048)	(10,049,462)	(26,564,112)
Reinvested capital gains	-	35,622	2,767,421	9,313,543	13,909	55,290	8,296,937	9,467,507

Net increase (decrease) in contract owners’ equity resulting from operations	25,871	(69,430)	8,721,148	(9,758,227)	38,852	(49,086)	5,825,520	(10,060,425)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,323	366	201,602	370,014	1,092	-	596,124	761,616
Transfers between funds	(4,116)	7,232	(1,125,643)	(2,114,087)	(40,471)	(33,595)	(1,497,577)	(2,810,355)
Redemptions (notes 2, 3, and 4)	(15,578)	(29,119)	(3,598,311)	(4,516,878)	(32,244)	(42,219)	(8,537,839)	(7,484,218)
Adjustments to maintain reserves	(246)	(21,639)	10,228	(2,836)	(638)	(15,316)	6,068	(5,364)

Net equity transactions	(17,617)	(43,160)	(4,512,124)	(6,263,787)	(72,261)	(91,130)	(9,433,224)	(9,538,321)

Net change in contract owners’ equity	8,254	(112,590)	4,209,024	(16,022,014)	(33,409)	(140,216)	(3,607,704)	(19,598,746)
Contract owners’ equity at beginning of period	184,122	296,712	56,992,166	73,014,180	322,267	462,483	87,417,372	107,016,118

Contract owners’ equity at end of period	$192,376	184,122	61,201,190	56,992,166	288,858	322,267	83,809,668	87,417,372

CHANGE IN UNITS:
Beginning units	7,895	8,671	858,196	945,980	12,004	14,579	2,172,678	2,410,217
Units purchased	133	336	17,195	11,182	686	19	24,243	31,702
Units redeemed	(868)	(1,112)	(82,494)	(98,966)	(3,346)	(2,594)	(254,049)	(269,241)

Ending units	7,160	7,895	792,897	858,196	9,344	12,004	1,942,872	2,172,678

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRF2		AMCG		AMMCGS		AMSRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,647)	(3,100)	(2,301)	(2,700)	(10,309)	(11,840)	(41,440)	(37,315)
Realized gain (loss) on investments	(756)	79,526	879	36,908	(119,415)	(106,979)	146,763	112,385
Change in unrealized gain (loss) on investments	(6,289)	(125,905)	21,715	(132,338)	254,706	(447,115)	1,060,771	(1,902,554)
Reinvested capital gains	21,549	22,984	-	28,914	-	166,874	88,476	523,693

Net increase (decrease) in contract owners’ equity resulting from operations	12,857	(26,495)	20,293	(69,216)	124,982	(399,060)	1,254,570	(1,303,791)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	1	2,561	733	22,515	2,826
Transfers between funds	(381)	(2,418)	1,123	(93,937)	189,865	(99,895)	(269,379)	(37,481)
Redemptions (notes 2, 3, and 4)	(2,692)	(81,229)	(6,384)	(20,603)	(66,871)	(267,934)	(360,637)	(323,225)
Adjustments to maintain reserves	(3)	(7,623)	989	(2,827)	(78)	(123)	(57)	(18)

Net equity transactions	(3,076)	(91,270)	(4,272)	(117,366)	125,477	(367,219)	(607,558)	(357,898)

Net change in contract owners’ equity	9,781	(117,765)	16,021	(186,582)	250,459	(766,279)	647,012	(1,661,689)
Contract owners’ equity at beginning of period	215,825	333,590	128,489	315,071	672,497	1,438,776	5,203,818	6,865,507

Contract owners’ equity at end of period	$225,606	215,825	144,510	128,489	922,956	672,497	5,850,830	5,203,818

CHANGE IN UNITS:
Beginning units	7,318	10,285	3,315	5,749	42,415	63,736	144,334	153,577
Units purchased	2	-	29	40	14,961	15,640	1,362	169
Units redeemed	(110)	(2,967)	(111)	(2,474)	(7,614)	(36,961)	(16,306)	(9,412)

Ending units	7,210	7,318	3,233	3,315	49,762	42,415	129,390	144,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMTB		PMVAAD		PMVEBD		PMVFAD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$273,964	242,670	42,705	169,868	28,719	28,264	8,595	2,864
Realized gain (loss) on investments	(175,832)	(106,926)	(23,055)	14,271	(55,000)	(58,921)	(50,338)	(172,431)
Change in unrealized gain (loss) on investments	280,893	(783,537)	146,828	(775,051)	89,218	(131,296)	75,799	(88,882)
Reinvested capital gains	-	-	-	210,287	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	379,025	(647,793)	166,478	(380,625)	62,937	(161,953)	34,056	(258,449)

Equity transactions:
Purchase payments received from contract owners (note 4)	88,012	3,562	2,626	8,516	292	514	21,708	8,893
Transfers between funds	(24,939)	153,969	(38,752)	(59,569)	(66,099)	(27,008)	38,993	(107,454)
Redemptions (notes 2, 3, and 4)	(1,219,304)	(891,280)	(90,932)	(166,807)	(87,496)	(96,430)	(122,596)	(216,579)
Adjustments to maintain reserves	3,834	(187)	(83)	(21)	(46)	(69)	100	(11)

Net equity transactions	(1,152,397)	(733,936)	(127,141)	(217,881)	(153,349)	(122,993)	(61,795)	(315,151)

Net change in contract owners’ equity	(773,372)	(1,381,729)	39,337	(598,506)	(90,412)	(284,946)	(27,739)	(573,600)
Contract owners’ equity at beginning of period	8,769,939	10,151,668	2,460,915	3,059,421	699,076	984,022	731,365	1,304,965

Contract owners’ equity at end of period	$7,996,567	8,769,939	2,500,252	2,460,915	608,664	699,076	703,626	731,365

CHANGE IN UNITS:
Beginning units	825,113	892,456	189,290	205,097	67,863	79,721	71,045	102,808
Units purchased	75,013	91,604	2,684	3,717	15,336	9,553	10,356	18,060
Units redeemed	(180,187)	(158,947)	(12,095)	(19,524)	(29,405)	(21,411)	(16,545)	(49,823)

Ending units	719,939	825,113	179,879	189,290	53,794	67,863	64,856	71,045

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVIV		PMVLAD		PMVRRA		PMVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,750	-	334,241	69,057	10,321	38,349	146,318	16,615
Realized gain (loss) on investments	(17)	-	(281,817)	(97,635)	(7,096)	550	(41,413)	(38,308)
Change in unrealized gain (loss) on investments	7,083	-	456,210	(1,168,752)	12,068	(128,854)	96,840	(53,930)
Reinvested capital gains	-	-	-	-	-	-	-	8,093

Net increase (decrease) in contract owners’ equity resulting from operations	11,816	-	508,634	(1,197,330)	15,293	(89,955)	201,745	(67,530)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	131,989	118,622	5,103	6,903	60,071	41,094
Transfers between funds	248,568	-	(406,009)	116,383	(60,031)	68,124	246,517	1,015,510
Redemptions (notes 2, 3, and 4)	(1,928)	-	(2,675,733)	(1,318,028)	(36,160)	(11,842)	(569,114)	(716,879)
Adjustments to maintain reserves	(6)	-	(862)	391	112	(115)	(46)	(115)

Net equity transactions	246,634	-	(2,950,615)	(1,082,632)	(90,976)	63,070	(262,572)	339,610

Net change in contract owners’ equity	258,450	-	(2,441,981)	(2,279,962)	(75,683)	(26,885)	(60,827)	272,080
Contract owners’ equity at beginning of period	-	-	15,967,155	18,247,117	632,488	659,373	4,410,761	4,138,681

Contract owners’ equity at end of period	$258,450	-	13,525,174	15,967,155	556,805	632,488	4,349,934	4,410,761

CHANGE IN UNITS:
Beginning units	-	-	1,455,224	1,547,082	42,464	38,595	429,733	397,752
Units purchased	24,714	-	67,064	128,269	1,162	4,676	169,839	201,757
Units redeemed	(191)	-	(331,754)	(220,127)	(7,191)	(807)	(194,261)	(169,776)

Ending units	24,523	-	1,190,534	1,455,224	36,435	42,464	405,311	429,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVEIB		PVIGIB		PVNOB		PVTIGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,665	2,904	2,625	1,430	(12)	-	(3,807)	883
Realized gain (loss) on investments	(71,210)	6,971	(2,801)	(9,716)	1	-	27,106	(52,577)
Change in unrealized gain (loss) on investments	229,913	(143,313)	114,154	(6,086)	582	-	49,333	688
Reinvested capital gains	116,246	94,296	-	9,336	-	-	-	23,042

Net increase (decrease) in contract owners’ equity resulting from operations	294,614	(39,142)	113,978	(5,036)	571	-	72,632	(27,964)

Equity transactions:
Purchase payments received from contract owners (note 4)	24,185	67,814	26	(13)	-	-	2,500	2,268
Transfers between funds	479,190	901,253	(22,976)	415,257	10,248	-	370,200	199,735
Redemptions (notes 2, 3, and 4)	(125,687)	(109,603)	(67,983)	(12,420)	-	-	(112,383)	(50,192)
Adjustments to maintain reserves	(22)	(5)	(25)	(107)	(1)	-	(21)	1,366

Net equity transactions	377,666	859,459	(90,958)	402,717	10,247	-	260,296	153,177

Net change in contract owners’ equity	672,280	820,317	23,020	397,681	10,818	-	332,928	125,213
Contract owners’ equity at beginning of period	1,783,117	962,800	736,190	338,509	-	-	237,224	112,011

Contract owners’ equity at end of period	$2,455,397	1,783,117	759,210	736,190	10,818	-	570,152	237,224

CHANGE IN UNITS:
Beginning units	113,363	58,227	51,791	21,997	-	-	19,336	7,686
Units purchased	66,936	72,184	13,123	37,516	935	-	41,648	17,608
Units redeemed	(43,685)	(17,048)	(19,461)	(7,722)	-	-	(21,241)	(5,958)

Ending units	136,614	113,363	45,453	51,791	935	-	39,743	19,336

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROCMC		TRHS2		TRMCG2		VWEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,890)	(3,068)	(300,999)	(361,203)	(1,032)	-	166,124	(67,890)
Realized gain (loss) on investments	(4,623)	12,105	1,507,389	2,216,644	(51)	-	(717,944)	(329,415)
Change in unrealized gain (loss) on investments	50,753	(174,366)	(1,840,374)	(8,055,000)	923	-	1,127,885	(4,199,674)
Reinvested capital gains	-	79,532	952,164	506,502	19,206	-	-	1,674,719

Net increase (decrease) in contract owners’ equity resulting from operations	43,240	(85,797)	318,180	(5,693,057)	19,046	-	576,065	(2,922,260)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,713	3,933	473,053	409,350	6,865	-	57,844	51,076
Transfers between funds	(8,907)	(39,523)	(2,592,536)	(2,410,276)	282,440	-	(578,034)	(537,009)
Redemptions (notes 2, 3, and 4)	(7,483)	(31,077)	(2,567,603)	(3,268,992)	(1,219)	-	(809,930)	(644,870)
Adjustments to maintain reserves	(17)	131	11,194	1,427	(3)	-	(312)	(6)

Net equity transactions	(12,694)	(66,536)	(4,675,892)	(5,268,491)	288,083	-	(1,330,432)	(1,130,809)

Net change in contract owners’ equity	30,546	(152,333)	(4,357,712)	(10,961,548)	307,129	-	(754,367)	(4,053,069)
Contract owners’ equity at beginning of period	244,633	396,966	29,983,721	40,945,269	-	-	7,504,661	11,557,730

Contract owners’ equity at end of period	$275,179	244,633	25,626,009	29,983,721	307,129	-	6,750,294	7,504,661

CHANGE IN UNITS:
Beginning units	13,344	16,609	535,695	631,492	-	-	231,588	265,493
Units purchased	1,119	1,087	27,434	31,680	27,623	-	6,612	22,187
Units redeemed	(1,689)	(4,352)	(111,670)	(127,477)	(115)	-	(49,523)	(56,092)

Ending units	12,774	13,344	451,459	535,695	27,508	-	188,677	231,588

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHA		VWHAS		VRVDRA
	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$73,132	26,925	59,679	18,804	1,233	(1,800)
Realized gain (loss) on investments	(52,489)	(17,678)	(188,747)	1,345,058	(65,051)	(70,489)
Change in unrealized gain (loss) on investments	(231,201)	356,386	(210,714)	(1,217,529)	87,331	(188,417)
Reinvested capital gains	-	-	-	-	2,136	13,160

Net increase (decrease) in contract owners’ equity resulting from operations	(210,558)	365,633	(339,782)	146,333	25,649	(247,546)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,269	3,966	171,477	57,796	3,437	3,135
Transfers between funds	(68,744)	(228,812)	(2,344,225)	1,982,573	(54,491)	(356,402)
Redemptions (notes 2, 3, and 4)	(324,671)	(365,812)	(429,662)	(861,293)	(41,187)	(46,676)
Adjustments to maintain reserves	6,313	4,427	(634)	8,885	(20)	12,756

Net equity transactions	(382,833)	(586,231)	(2,603,044)	1,187,961	(92,261)	(387,187)

Net change in contract owners’ equity	(593,391)	(220,598)	(2,942,826)	1,334,294	(66,612)	(634,733)
Contract owners’ equity at beginning of period	4,596,171	4,816,769	6,327,645	4,993,351	450,466	1,085,199

Contract owners’ equity at end of period	$4,002,780	4,596,171	3,384,819	6,327,645	383,854	450,466

CHANGE IN UNITS:
Beginning units	141,524	159,196	724,806	611,414	40,451	71,136
Units purchased	510	535	67,366	636,516	16,645	36,395
Units redeemed	(12,664)	(18,207)	(384,756)	(523,124)	(25,684)	(67,080)

Ending units	129,370	141,524	407,416	724,806	31,412	40,451

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)*

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	5/20/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	5/24/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	7/13/2022
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	7/18/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/9/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	6/15/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	5/19/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	7/17/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	11/14/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)		8/17/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

For the one-year period ended December 31, 2023, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2023.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	10/31/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNMO2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	5/1/2023

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $8,802,727 and $10,036,503, respectively, and total transfers from the Separate Account to the fixed account were $15,188,530 and $23,672,846, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	49,681	31,934
ALVIVB	271,787	342,065
ALVPGB	57,211	107,026
ALVSVB	759,822	1,010,814
SVOF	8,546	38,664
WFVSCG	100,541	763,700
ACVI	28,623	114,320
ACVIG	1,018,718	5,724,604
ACVIG2	10,128	209,689
ACVIP2	689,714	2,718,674
ACVMV1	2,047,999	2,315,316
ACVMV2	78,845	43,314
ACVU1	3,349	2,646
ACVV	189,505	200,866
ACVV2	373,457	398,395
AMVBC4	533,579	211,009
AMVGS4	23,771	38
AMVGV2	878,528	732,738
AMVNW4	350,014	43,475
BRVED3	1,517,374	739,009
BRVHY3	9,932,600	9,813,818
BRVTR3	1,123,038	1,599,183
MLVGA3	614,965	2,026,904
DCAP	5,589	18,677
DSIF	14,605,632	27,905,878
DSRG	4,356,746	3,567,805
DSRGS	1,573	269
DVMCSS	148,220	203,406
DVSCS	1,394,666	1,777,811
CLVHY2	49,049	95,761
DWVSVS	400,515	489,758
ETVFR	1,453,626	1,157,943
FHIBS	37,201	110,327
FQB	1,162,046	4,281,611
FQBS	29,656	93,501
FVU2S	2,622	17,950
FB2	6,361,741	3,244,445
FC2	1,903,821	1,038,660
FCS	665,872	1,504,467
FEI2	122,475	300,500

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FEIS	6,628,874	18,803,465
FEMS2	580,575	537,173
FF10S	704,601	2,027,232
FF10S2	1,476	2,915
FF20S	637,436	2,394,669
FF20S2	4,915	10,652
FF30S	510,916	1,005,448
FF30S2	5,841	12,180
FG2	176,317	483,550
FGI2	684,237	865,488
FGOS	66,315	116,468
FGS	10,783,867	22,539,129
FHIS	62,699,502	43,780,835
FIGBS	2,094,988	2,581,297
FMC2	49,158	138,081
FMCS	770,075	2,228,700
FNRS2	1,625,441	6,490,949
FO2	12,792	63,486
FOS	934,744	2,821,927
FRESS2	524,415	162,669
FVFRHI	339,410	47,100
FVSS	1,953,275	2,591,035
FVSS2	241,826	209,440
FTVDM2	210,181	466,656
FTVFA2	96,814	256,603
FTVGI2	164,298	1,487,578
FTVIS2	2,864,413	3,506,266
FTVRD2	71,262	88,817
FTVSV2	748,364	885,407
TIF2	516,811	817,347
GVGMNS	66,305	2,473
GVMSAS	7,793	4,409
RVARS	338,895	922,304
SBLD	178,014	55,217
SBLJ	13,374	36,652
SBLN	12,825	30,026
SBLO	143,349	40,966
SBLP	17,517	39,992
SBLQ	57,878	55,201
SBLV	140,422	189,877
SBLX	8,980	17,712
SBLY	10,526	43,964
ACC2	303,328	410,137
ACEG	469	568
AVCE2	8,958	68,783
AVGI	75	36
IVHS	45,951	42,944
IVKEI1	26,296	50,554
IVMCC2	35,182	39,297
IVRE	11,050	7,978
OVAG	245,966	4,914,426
OVAG2	42,041	216,910
OVGI	24,269	25,925
OVGR	54,439	529,596
OVGS	9,591,598	10,419,181
OVGSS	64,776	119,340
OVIGS	438,762	442,923
OVSB	371,605	560,199
OVSBS	6,770	94,392
OVSC	770,441	996,918

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

OVSCS	3,572	29,173
WRASP	1,907,238	5,628,724
WRBDP	1,905,504	3,251,183
WRBP	267	7,720
WRCEP	6,931,072	9,502,059
WRDIV	574,685	1,117,423
WRENG	129,005	310,349
WRGNR	263,408	462,960
WRGP	9,990,652	12,868,833
WRHIP	2,191,247	3,502,626
WRI2P	384,314	1,014,021
WRIP	3,501,602	2,155,240
WRLTBP	473,902	702,974
WRMCG	2,714,412	2,620,966
WRRESP	687,927	720,029
WRSCP	4,741,909	3,570,436
WRSCV	812,402	728,719
WRSTP	3,250,417	6,935,619
WRVP	281	490
JABS	1,148,500	78,576
JACAS	2,301,695	11,033,696
JAFBS	840,474	206,207
JAGSEI	40,293	9,009
JAGTS	5,852,773	6,359,137
JAIGS	984,898	3,965,964
LZREMS	440,297	526,483
LJPMVS	11,669,632	1,375,885
LOVTRC	444,979	326,469
M2IGSS	16,137	26,599
MMCGSC	6,528	33,395
MNDSC	145,088	279,196
MV2RIS	47,607	209,284
MV3MVS	60,762	59,835
MVFSC	2,102,133	3,546,508
MVIGSC	389,939	244,787
MVIVSC	1,250,635	2,105,176
MSEM	189,225	235,099
MSGI2	288,133	348,662
MSVEG2	2,037,499	1,584,859
MSVMG	945	25,409
MSVRE	17,012	16,653
DTRTFB	165,003	110,347
EIF	1,904,248	2,167,109
GBF	1,984,249	5,442,486
GBF2	36,251	153,429
GEM	368,270	1,022,843
GEM2	11,609	19,321
GIG	448,161	1,885,309
GVAAA2	9,858,128	9,771,318
GVABD2	1,054,961	2,500,241
GVAGG2	3,058,044	2,809,075
GVAGI2	2,294,712	2,797,607
GVAGR2	5,477,676	6,706,540
GVDMA	1,146,899	4,993,032
GVDMC	65,513	4,202,530
GVEX1	518,823	253,525
GVEX2	4,752,756	5,417,206
GVIDA	441,297	2,510,105
GVIDC	466,608	4,121,592
GVIDM	577,050	11,261,500

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

GVIX8	722,031	887,343
HIBF	1,503,734	2,632,774
IDPG2	10,252	167,228
IDPGI2	15,178	586
MCIF	4,642,157	9,179,089
MCIF2	141,008	334,599
MSBF	4,176,839	4,029,541
NAMAA2	278,588	286,316
NAMGI2	23,286	16,052
NCPG2	7,629	3,057
NCPGI2	168	5,400
NVAMV1	7,545,407	13,680,051
NVAMV2	71,145	101,117
NVAMVX	1,796,004	2,229,388
NVAMVZ	137,839	260,093
NVCBD1	733,712	2,594,990
NVCBD2	6,712	8,582
NVCCA2	297,391	559,008
NVCCN2	236,010	937,767
NVCMA2	369,875	396,735
NVCMC2	256,089	810,288
NVCMD2	792,021	2,436,246
NVCRA2	497,619	378,312
NVCRB2	1,552,603	545,689
NVDBL2	56,415	764,532
NVDCA2	96,612	930,019
NVFIII	82,381	112,871
NVGEII	538,256	45,208
NVIE6	499,889	47,913
NVLCP1	256,527	201,283
NVLCP2	409,057	360,783
NVLCPP	1,323,007	1,939,133
NVMGA2	26,453	37,993
NVMIG1	602,073	3,173,094
NVMIVX	453,014	681,540
NVMIVZ	5,332	18,956
NVMLG1	4,699,685	4,639,294
NVMLG2	27,531	82,194
NVMM2	14,384,919	10,870,346
NVMMG1	287,665	6,944,010
NVMMG2	23,931	709,298
NVMMV2	6,523,183	5,338,235
NVNMO1	4,329,246	5,143,499
NVNMO2	134,919	147,869
NVNSR1	409,444	332,844
NVOLG1	7,049,778	57,032,229
NVOLG2	142,092	1,018,390
NVRE1	1,912,246	5,894,711
NVSIX2	431,723	663,697
NVSTB2	384,232	1,020,541
NVTIV3	23,570	172,989
SAM	95,776,797	107,103,109
SCF	1,030,006	9,192,582
SCF2	31,790	57,169
SCGF	444,794	2,391,357
SCGF2	3,059	23,767
SCVF	3,420,408	5,564,884
SCVF2	23,448	86,271
TRF	9,834,929	10,764,676
TRF2	24,020	7,191

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AMCG	1,098	8,661
AMMCGS	250,473	135,227
AMSRS	140,246	700,710
AMTB	1,052,281	1,934,547
PMVAAD	101,342	185,695
PMVEBD	177,473	302,057
PMVFAD	105,601	158,901
PMVIV	254,306	2,915
PMVLAD	1,043,695	3,659,206
PMVRRA	32,499	113,265
PMVSTA	1,860,384	1,976,594
PVEIB	1,147,425	633,826
PVIGIB	206,684	294,993
PVNOB	10,292	56
PVTIGB	542,626	286,114
ROCMC	21,083	36,650
TRHS2	1,517,767	5,553,683
TRMCG2	307,213	954
VWEM	370,435	1,534,433
VWHA	132,157	448,171
VWHAS	444,772	2,987,504
VRVDRA	205,626	294,499

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	14.36	to	13.87	341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2023	1.50%	to	2.60%	16,511	34.65	to	27.16	523,983	1.29%	10.05%	to	8.83%
2022	1.50%	to	2.60%	17,177	31.48	to	24.96	496,994	1.11%	-5.85%	to	-6.90%
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.95%	to	1.20%	7,797	9.59	to	9.45	74,375	0.50%	13.74%	to	13.46%
2022	0.95%	to	1.20%	15,190	8.43	to	8.33	127,582	3.66%	-14.61%	to	-14.83%
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%
2020	1.05%			709	8.97			6,357	1.36%	1.14%
2019	1.05%			986	8.87			8,742	0.58%	15.56%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2023	1.50%	to	2.60%	17,334	53.78	to	42.17	864,421	0.00%	32.77%	to	31.30%
2022	1.50%	to	2.60%	19,409	40.51	to	32.12	734,009	0.00%	-29.76%	to	-30.54%
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.95%	to	2.60%	116,023	29.28	to	34.15	3,475,585	0.78%	15.76%	to	13.83%
2022	0.95%	to	2.60%	133,341	25.29	to	30.00	3,537,263	0.82%	-16.62%	to	-18.00%
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	1.60%	to	1.75%	1,991	41.46	to	39.99	79,769	0.00%	24.48%	to	24.29%
2022	1.60%	to	1.75%	2,912	33.30	to	32.17	93,815	0.00%	-22.07%	to	-22.19%
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.95%	to	1.80%	94,175	42.63	to	37.57	3,901,204	0.00%	3.12%	to	2.24%
2022	0.95%	to	2.00%	108,871	41.34	to	35.73	4,383,749	0.00%	-35.04%	to	-35.73%
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.95%	to	1.30%	34,326	27.97	to	23.52	931,066	1.41%	11.48%	to	11.10%
2022	0.95%	to	1.30%	37,602	25.09	to	21.17	916,728	1.51%	-25.46%	to	-25.72%
2021	0.95%	to	1.75%	41,207	33.66	to	22.36	1,335,499	0.16%	7.71%	to	6.85%
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.95%	to	2.20%	960,620	44.74	to	23.43	39,845,074	1.53%	7.62%	to	6.27%
2022	0.95%	to	2.20%	1,086,118	41.58	to	22.04	41,945,069	1.75%	-13.56%	to	-14.65%
2021	0.95%	to	2.20%	1,201,087	48.10	to	25.83	53,744,686	1.07%	22.49%	to	20.93%
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2023	1.50%	to	2.60%	13,877	31.56	to	24.75	391,048	1.26%	6.62%	to	5.43%
2022	1.50%	to	2.60%	20,656	29.60	to	23.47	563,008	1.52%	-14.14%	to	-15.10%
2021	1.50%	to	2.60%	22,034	34.48	to	27.65	703,177	0.82%	21.49%	to	20.14%
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.95%	to	2.60%	877,336	15.32	to	10.82	12,976,731	3.25%	2.42%	to	0.72%
2022	0.95%	to	2.60%	1,033,270	14.96	to	10.75	14,952,722	4.97%	-13.90%	to	-15.33%
2021	0.95%	to	2.60%	1,159,486	17.37	to	12.69	19,511,187	3.12%	5.26%	to	3.51%
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.95%	to	2.05%	318,417	37.60	to	30.87	11,653,591	2.30%	5.13%	to	3.96%
2022	0.95%	to	2.05%	370,186	35.77	to	29.69	12,899,220	2.24%	-2.13%	to	-3.21%
2021	0.95%	to	2.05%	396,258	36.55	to	30.68	14,119,589	1.14%	22.03%	to	20.68%
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	1.75%			1,056	51.25			54,104	0.00%	41.01%
2022	1.75%			1,091	36.34			39,650	0.00%	-33.56%
2021	1.75%			1,156	54.70			63,232	0.00%	21.01%
2020	1.75%			1,197	45.20			54,109	0.00%	47.23%
2019	1.75%			1,197	30.70			36,750	0.00%	32.22%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	0.95%	to	1.30%	21,527	58.31	to	57.38	1,267,496	2.31%	8.06%	to	7.67%
2022	0.95%	to	1.30%	23,890	53.96	to	53.29	1,303,489	2.04%	-0.41%	to	-0.76%
2021	0.95%	to	1.30%	28,640	54.18	to	53.70	1,570,824	1.75%	23.33%	to	22.88%
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2023	0.95%	to	1.40%	45,624	17.29	to	17.00	784,340	2.22%	7.99%	to	7.50%
2022	0.95%	to	1.40%	53,218	16.01	to	15.82	847,799	2.05%	-0.64%	to	-1.09%
2021	0.95%	to	1.40%	13,371	16.11	to	15.99	214,695	1.62%	23.10%	to	22.54%
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.95%	to	1.35%	58,145	11.39	to	11.32	660,902	1.92%	15.86%	to	15.40%
2022	0.95%	to	1.30%	28,336	9.83	to	9.81	278,481	3.26%	-1.66%	to	-1.89%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.95%	to	1.20%	2,246	10.76	to	10.74	24,139	0.01%	7.59%	to	7.41%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	0.95%	to	1.35%	35,789	9.69	to	9.63	346,245	3.15%	1.91%	to	1.50%
2022	0.95%	to	1.35%	22,718	9.51	to	9.48	215,925	4.55%	-4.92%	to	-5.17%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.95%	to	1.30%	38,968	10.82	to	10.76	421,194	1.71%	14.57%	to	14.17%
2022	0.95%	to	1.20%	8,974	9.44	to	9.43	84,712	1.68%	-5.58%	to	-5.73%	****
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2023	0.95%	to	1.60%	298,964	19.37	to	18.29	5,703,975	1.80%	10.93%	to	10.20%
2022	0.95%	to	1.60%	273,252	17.46	to	16.60	4,702,167	1.44%	-5.01%	to	-5.64%
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.95%	to	1.80%	614,775	13.12	to	12.18	7,932,853	6.30%	11.87%	to	10.91%
2022	0.95%	to	1.80%	648,678	11.73	to	10.98	7,490,935	4.74%	-11.41%	to	-12.17%
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.95%	to	1.40%	350,647	10.05	to	9.66	3,471,205	3.58%	4.43%	to	3.95%
2022	0.95%	to	1.60%	408,786	9.63	to	9.15	3,885,709	1.89%	-15.09%	to	-15.64%
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.95%	to	2.20%	819,665	22.15	to	18.39	17,674,358	2.48%	11.42%	to	10.02%
2022	0.95%	to	2.20%	900,708	19.88	to	16.71	17,453,968	0.00%	-16.87%	to	-17.92%
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2023	1.10%	to	1.30%	3	54.13	to	50.69	146	0.69%	19.65%	to	19.41%
2022	1.10%	to	1.30%	7	45.24	to	42.45	359	0.61%	-18.97%	to	-19.13%
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.95%			165	32.38			5,343	0.11%	15.36%
2020	0.95%			168	28.07			4,716	0.64%	18.75%
2019	0.95%			169	23.64			3,995	0.00%	20.62%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.95%	to	2.25%	5,151,225	60.14	to	28.48	291,350,821	1.41%	24.75%	to	23.10%
2022	0.95%	to	2.25%	5,626,144	48.21	to	23.14	255,403,892	1.33%	-19.09%	to	-20.15%
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.95%	to	1.85%	845,770	44.10	to	25.01	35,648,294	0.73%	22.67%	to	21.54%
2022	0.95%	to	1.85%	927,194	35.95	to	20.58	31,893,947	0.53%	-23.60%	to	-24.30%
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2023	2.10%	to	2.60%	459	30.75	to	27.52	14,085	0.53%	20.92%	to	20.31%
2022	2.10%	to	2.60%	459	25.43	to	22.87	11,638	0.32%	-24.68%	to	-25.06%
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2023	0.95%	to	1.95%	73,710	17.91	to	16.24	1,303,096	0.55%	16.87%	to	15.69%
2022	0.95%	to	1.95%	79,027	15.33	to	14.03	1,196,259	0.46%	-15.10%	to	-15.95%
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.95%	to	2.25%	359,675	49.27	to	37.01	17,108,507	1.08%	14.29%	to	12.80%
2022	0.95%	to	2.25%	389,362	43.11	to	32.81	16,221,189	0.94%	-17.44%	to	-18.52%
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2023	0.95%	to	1.70%	32,871	12.02	to	11.42	391,460	5.22%	10.81%	to	9.97%
2022	0.95%	to	1.70%	38,484	10.84	to	10.39	414,515	5.07%	-11.63%	to	-12.29%
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.95%	to	1.75%	120,158	21.45	to	19.68	2,531,490	0.62%	8.06%	to	7.19%
2022	0.95%	to	1.75%	129,614	19.85	to	18.36	2,531,150	0.56%	-13.19%	to	-13.89%
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.95%	to	1.65%	655,168	12.44	to	11.62	7,994,127	8.21%	10.16%	to	9.38%
2022	0.95%	to	1.65%	676,565	11.30	to	10.62	7,507,519	4.45%	-3.66%	to	-4.34%
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2023	1.50%	to	2.60%	24,298	26.40	to	20.70	603,653	5.95%	10.79%	to	9.55%
2022	1.50%	to	2.60%	28,444	23.83	to	18.90	641,392	5.44%	-13.24%	to	-14.21%
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.95%	to	2.25%	1,558,433	21.04	to	15.74	31,264,497	2.69%	5.15%	to	3.76%
2022	0.95%	to	2.25%	1,742,339	20.01	to	15.17	33,325,448	2.63%	-10.14%	to	-11.31%
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2023	1.50%	to	2.60%	61,813	15.26	to	11.96	871,680	2.44%	4.27%	to	3.10%
2022	1.50%	to	2.60%	66,710	14.63	to	11.60	907,065	2.34%	-10.81%	to	-11.81%
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2023	1.50%	to	2.20%	6,787	11.16	to	10.74	74,811	1.69%	6.71%	to	5.95%
2022	1.50%	to	2.60%	8,287	10.46	to	9.96	85,485	0.00%	-15.28%	to	-16.23%
2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.95%	to	1.75%	1,114,873	19.26	to	18.10	21,270,270	1.63%	20.09%	to	19.12%
2022	0.95%	to	1.75%	988,465	16.04	to	15.19	15,709,084	1.04%	-18.96%	to	-19.62%
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.95%	to	2.25%	183,123	17.26	to	47.03	3,153,685	0.30%	31.86%	to	30.13%
2022	0.95%	to	1.70%	131,257	13.09	to	40.58	1,715,581	0.26%	-27.19%	to	-27.74%
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class (FCS)
2023	0.95%	to	1.30%	187,887	84.62	to	76.16	15,235,439	0.36%	32.07%	to	31.61%
2022	0.95%	to	1.30%	205,016	64.07	to	57.87	12,611,749	0.40%	-27.08%	to	-27.34%
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	1.50%	to	2.60%	72,722	31.55	to	24.73	2,160,331	1.70%	8.73%	to	7.52%
2022	1.50%	to	2.60%	81,642	29.02	to	23.01	2,228,597	1.68%	-6.66%	to	-7.70%
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.95%	to	2.20%	3,090,099	44.58	to	25.37	134,454,839	1.78%	9.49%	to	8.11%
2022	0.95%	to	2.20%	3,503,409	40.72	to	23.47	139,432,015	1.76%	-5.99%	to	-7.17%
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2023	0.95%	to	1.65%	129,487	11.34	to	10.89	1,461,206	1.88%	8.45%	to	7.69%
2022	0.95%	to	1.65%	128,141	10.45	to	10.11	1,334,230	1.59%	-21.13%	to	-21.68%
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.95%	to	1.65%	227,879	19.93	to	17.58	4,374,434	3.51%	8.24%	to	7.48%
2022	0.95%	to	1.65%	326,976	18.41	to	16.36	5,850,565	1.99%	-14.39%	to	-14.99%
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.95%	to	1.65%	395,663	22.01	to	19.42	8,499,923	3.06%	11.27%	to	10.49%
2022	0.95%	to	1.65%	493,872	19.78	to	17.58	9,553,505	2.00%	-16.63%	to	-17.22%
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.95%	to	1.80%	345,964	24.76	to	21.26	8,379,280	2.32%	13.47%	to	12.50%
2022	0.95%	to	1.80%	371,710	21.82	to	18.90	7,951,948	1.87%	-17.73%	to	-18.44%
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	1.50%	to	2.50%	64,958	53.09	to	42.56	3,274,839	0.00%	33.86%	to	32.50%
2022	1.50%	to	2.50%	74,163	39.66	to	32.12	2,785,885	0.35%	-25.77%	to	-26.53%
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.95%	to	1.75%	140,250	22.00	to	20.68	3,057,269	1.48%	17.24%	to	16.30%
2022	0.95%	to	1.75%	156,725	18.76	to	17.78	2,915,079	1.69%	-6.07%	to	-6.83%
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2023	0.95%	to	1.15%	31,625	66.26	to	60.45	1,939,548	0.00%	44.14%	to	43.86%
2022	0.95%	to	1.15%	32,464	45.97	to	42.02	1,382,296	0.00%	-38.80%	to	-38.92%
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%	0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%	0.39%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.95%	to	2.20%	2,815,532	77.41	to	37.22	203,153,286	0.04%	34.81%	to	33.11%
2022	0.95%	to	2.20%	3,116,169	57.42	to	27.96	166,779,748	0.51%	-25.24%	to	-26.18%
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2023	0.95%	to	2.00%	2,097,750	19.98	to	14.56	42,335,137	6.88%	9.42%	to	8.30%
2022	0.95%	to	2.00%	1,262,784	18.26	to	13.44	23,166,613	4.36%	-12.40%	to	-13.32%
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.95%	to	1.85%	1,375,472	16.22	to	13.43	21,569,181	2.54%	5.11%	to	4.16%
2022	0.95%	to	1.95%	1,425,341	15.43	to	12.64	21,277,099	2.11%	-13.85%	to	-14.72%
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.95%	to	2.15%	544,002	31.87	to	25.70	16,884,226	0.50%	13.91%	to	12.54%
2022	0.95%	to	1.95%	607,286	27.98	to	23.62	16,559,734	0.39%	-15.66%	to	-16.51%
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.95%	to	1.85%	777,403	14.53	to	12.37	11,108,847	2.38%	-0.25%	to	-1.16%
2022	0.95%	to	1.95%	1,162,422	14.57	to	12.30	16,662,159	2.53%	61.33%	to	59.70%
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2023	1.50%	to	2.20%	58,120	13.78	to	12.95	783,047	0.80%	18.42%	to	17.58%
2022	1.50%	to	2.60%	61,867	11.63	to	10.67	705,046	0.81%	-25.81%	to	-26.64%
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.95%	to	2.20%	732,737	28.03	to	17.25	20,326,225	0.92%	19.28%	to	17.77%
2022	0.95%	to	2.20%	806,797	23.50	to	14.65	18,776,418	0.96%	-25.30%	to	-26.24%
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2023	0.95%	to	1.40%	93,175	11.51	to	11.16	1,066,335	3.02%	9.84%	to	9.34%
2022	0.95%	to	1.40%	62,778	10.48	to	10.21	655,525	0.85%	-28.38%	to	-28.70%
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.95%	to	1.35%	26,446	10.71	to	10.69	283,103	13.82%	7.14%	to	6.85%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.95%	to	2.05%	166,431	49.23	to	38.65	7,862,026	1.10%	19.63%	to	18.31%
2022	0.95%	to	2.05%	189,672	41.15	to	32.67	7,490,757	1.00%	-8.07%	to	-9.09%
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.95%	to	2.60%	18,154	11.51	to	33.33	369,851	1.01%	19.46%	to	17.48%
2022	0.95%	to	2.60%	12,770	9.63	to	28.37	290,062	1.17%	-3.66%	to	-9.75%
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.95%	to	1.80%	178,845	11.80	to	10.86	2,079,379	2.10%	11.56%	to	10.60%
2022	0.95%	to	1.95%	203,319	10.58	to	9.69	2,122,364	2.60%	-22.72%	to	-23.50%
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.95%	to	1.40%	144,755	18.40	to	17.13	2,597,191	1.47%	13.53%	to	13.01%
2022	0.95%	to	1.95%	157,442	16.21	to	13.97	2,490,804	1.62%	-16.80%	to	-17.64%
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.95%	to	2.20%	962,202	8.45	to	7.47	8,012,080	0.00%	1.91%	to	0.63%
2022	0.95%	to	2.20%	1,114,806	8.29	to	7.43	9,122,857	0.00%	-5.85%	to	-7.04%
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.95%	to	2.20%	1,043,023	22.64	to	18.09	22,826,276	5.16%	7.59%	to	6.24%
2022	0.95%	to	2.20%	1,186,787	21.04	to	17.03	24,197,185	4.88%	-6.37%	to	-7.55%
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2023	0.95%	to	1.85%	255,327	34.56	to	24.46	7,219,686	0.52%	11.18%	to	10.67%
2022	0.95%	to	1.85%	272,293	25.73	to	22.10	6,895,819	0.98%	-10.92%	to	-11.73%
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.95%	to	1.65%	237,169	10.18	to	9.51	2,392,445	3.11%	19.61%	to	18.77%
2022	0.95%	to	1.95%	271,886	8.51	to	7.79	2,304,497	3.05%	-8.48%	to	-9.40%
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.95%	to	1.65%	7,036	14.65	to	13.49	98,249	2.77%	14.48%	to	13.67%
2022	0.95%	to	1.35%	2,390	12.80	to	12.26	29,994	0.00%	-19.93%	to	-20.25%
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.95%	to	1.35%	5,586	11.02	to	10.77	61,441	6.52%	6.75%	to	6.32%
2022	0.95%	to	1.35%	5,578	10.33	to	10.13	57,463	1.91%	-7.42%	to	-7.80%
2021	0.95%	to	1.35%	9,509	11.15	to	10.99	105,585	4.01%	3.84%	to	3.42%
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.95%	to	1.65%	81,745	11.58	to	10.74	931,325	3.04%	3.38%	to	2.65%
2022	0.95%	to	1.65%	134,971	11.21	to	10.46	1,496,866	1.30%	-4.31%	to	-4.99%
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2023	1.10%	to	1.15%	17,135	20.48	to	20.30	350,136	2.68%	11.06%	to	10.99%
2022	0.95%	to	1.15%	10,878	18.91	to	18.29	199,912	2.18%	-10.00%	to	-10.17%
2021	1.10%	to	1.15%	9,948	20.52	to	20.36	203,333	1.60%	20.42%	to	20.33%
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2023	0.95%	to	1.15%	4,047	31.47	to	30.37	124,230	1.58%	25.23%	to	24.98%
2022	0.95%	to	1.20%	4,879	25.13	to	24.10	119,777	0.38%	-28.47%	to	-28.66%
2021	0.95%	to	1.20%	3,694	35.13	to	33.78	126,867	0.54%	12.60%	to	12.34%
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2023	0.95%	to	1.20%	25,969	23.59	to	22.56	596,371	1.19%	13.03%	to	12.74%
2022	0.95%	to	1.20%	27,002	20.87	to	20.01	549,286	0.82%	-17.35%	to	-17.59%
2021	0.95%	to	1.20%	27,786	25.25	to	24.28	684,999	0.68%	11.38%	to	11.12%
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%	0.19%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2023	0.95%	to	1.15%	9,012	30.96	to	29.88	272,064	1.25%	7.50%	to	7.25%
2022	0.95%	to	1.15%	6,199	28.80	to	27.86	174,676	1.12%	-2.14%	to	-2.28%
2021	0.95%	to	1.15%	9,156	29.43	to	28.51	263,922	2.02%	25.77%	to	25.48%
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2023	0.95%	to	1.15%	11,438	23.27	to	22.46	259,618	5.92%	10.97%	to	10.75%
2022	0.95%	to	1.15%	13,067	20.97	to	20.28	267,634	6.49%	-10.54%	to	-10.74%
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2023	0.95%	to	1.25%	19,150	31.58	to	29.94	586,462	1.23%	9.24%	to	8.91%
2022	0.95%	to	1.25%	20,283	28.91	to	27.49	569,968	0.70%	-4.65%	to	-4.94%
2021	0.95%	to	1.25%	21,015	30.32	to	28.92	620,528	0.80%	24.98%	to	24.60%
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2023	0.95%	to	1.25%	43,415	33.86	to	32.10	1,427,023	1.47%	8.70%	to	8.37%
2022	0.95%	to	1.25%	48,380	31.15	to	29.62	1,465,740	0.87%	-2.81%	to	-3.11%
2021	0.95%	to	1.25%	50,518	32.05	to	30.57	1,576,564	1.79%	22.61%	to	22.23%
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2023	1.10%	to	1.15%	1,996	27.16	to	26.92	54,143	1.52%	19.70%	to	19.64%
2022	1.10%	to	1.20%	2,321	22.69	to	22.32	52,550	0.33%	-27.44%	to	-27.49%
2021	1.10%	to	1.20%	2,713	31.27	to	30.78	84,667	0.42%	5.39%	to	5.27%
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2023	1.10%	to	1.25%	3,030	42.46	to	41.35	127,107	1.55%	38.35%	to	38.20%
2022	1.10%	to	1.25%	3,913	30.69	to	29.92	119,007	0.42%	-31.43%	to	-31.56%
2021	1.10%	to	1.25%	4,070	44.76	to	43.72	180,760	0.50%	26.37%	to	26.18%
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2023	1.50%	to	2.60%	68,602	36.66	to	28.74	2,370,321	1.52%	10.42%	to	9.19%
2022	1.50%	to	2.60%	80,326	33.20	to	26.32	2,507,897	1.34%	-0.66%	to	-1.77%
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.95%	to	1.25%	492	36.95	to	35.67	17,842	0.00%	39.59%	to	39.17%
2022	0.95%	to	1.25%	501	26.47	to	25.63	13,024	0.00%	-31.77%	to	-31.97%
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2023	1.50%	to	2.50%	13,679	26.46	to	22.10	332,588	0.45%	21.25%	to	20.02%
2022	1.50%	to	2.50%	16,435	21.83	to	18.41	330,367	0.59%	-21.94%	to	-22.73%
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	1.55%			79	32.81			2,590	0.75%	21.46%
2022	1.55%			79	27.01			2,134	0.93%	-21.78%
2021	1.55%			79	34.53			2,728	0.67%	25.76%
2020	1.55%			79	27.46			2,169	1.37%	12.09%
2019	1.55%			79	24.50			1,935	0.63%	26.97%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	0.95%	to	1.20%	13,234	33.35	to	31.91	428,553	0.00%	2.05%	to	1.82%
2022	0.95%	to	1.20%	13,032	32.68	to	31.34	414,197	0.00%	-14.16%	to	-14.37%
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2023	0.95%	to	1.55%	15,536	22.75	to	21.06	340,376	2.05%	9.51%	to	8.85%
2022	0.95%	to	1.55%	17,739	20.77	to	19.35	357,297	1.64%	-8.39%	to	-8.94%
2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	0.95%	to	1.75%	6,632	21.58	to	19.63	140,662	0.04%	13.06%	to	12.15%
2022	0.95%	to	1.75%	6,740	19.09	to	17.50	126,259	0.07%	-15.26%	to	-15.95%
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	0.95%	to	1.20%	10,624	14.75	to	14.11	152,086	1.41%	7.98%	to	7.71%
2022	0.95%	to	1.20%	10,428	13.66	to	13.10	138,419	2.76%	-25.64%	to	-25.82%
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.95%	to	2.20%	1,054,556	43.87	to	26.85	49,380,852	0.00%	12.08%	to	10.67%
2022	0.95%	to	2.20%	1,150,080	39.14	to	24.26	48,084,888	0.00%	-31.64%	to	-32.50%
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2023	0.95%	to	2.20%	85,776	13.19	to	12.59	1,117,817	0.00%	11.78%	to	10.38%
2022	0.95%	to	2.20%	98,385	11.80	to	11.40	1,151,485	0.00%	-31.78%	to	-32.65%
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2023	1.10%			-	49.07			24	0.86%	21.85%
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2023	0.95%	to	1.35%	60,727	58.65	to	58.13	3,720,075	0.00%	34.09%	to	33.54%
2022	0.95%	to	1.35%	68,783	43.74	to	43.53	3,149,318	0.00%	-31.44%	to	-31.71%
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.95%	to	2.60%	2,029,025	39.57	to	26.59	76,809,670	0.22%	33.46%	to	31.24%
2022	0.95%	to	2.60%	2,277,310	29.65	to	20.26	64,673,798	0.00%	-32.41%	to	-33.54%
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	1.50%	to	2.35%	15,937	40.18	to	33.30	600,154	0.00%	32.44%	to	31.30%
2022	1.50%	to	2.35%	19,431	30.34	to	25.36	548,473	0.00%	-32.96%	to	-33.54%
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2023	0.95%	to	2.25%	79,967	12.71	to	11.18	1,007,149	0.29%	19.49%	to	17.93%
2022	0.95%	to	1.65%	78,982	10.63	to	10.00	832,164	0.00%	-27.86%	to	-28.37%
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.95%	to	2.20%	173,431	10.61	to	9.20	1,795,207	0.00%	7.85%	to	6.49%
2022	0.95%	to	2.20%	189,871	9.83	to	8.64	1,831,185	0.00%	-12.30%	to	-13.41%
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2023	1.50%	to	2.60%	29,047	17.08	to	13.39	455,124	0.00%	6.98%	to	5.78%
2022	1.50%	to	2.60%	34,053	15.97	to	12.66	502,728	0.00%	-13.04%	to	-14.01%
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.95%	to	1.95%	205,659	33.95	to	28.37	6,801,306	1.15%	17.01%	to	15.83%
2022	0.95%	to	1.95%	213,847	29.01	to	24.50	6,049,621	0.52%	-16.63%	to	-17.47%
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.95%	to	2.25%	1,131,058	41.38	to	29.93	45,137,738	2.08%	12.86%	to	11.38%
2022	0.95%	to	2.25%	1,243,542	36.67	to	26.87	43,999,189	1.53%	-15.55%	to	-16.66%
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2023	0.95%	to	2.25%	1,355,331	18.25	to	13.05	23,875,801	2.77%	6.16%	to	4.77%
2022	0.95%	to	2.25%	1,461,295	17.19	to	12.46	24,261,485	2.48%	-16.59%	to	-17.68%
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2023	0.95%	to	2.25%	1,622,321	43.99	to	32.57	69,169,203	0.38%	22.35%	to	20.75%
2022	0.95%	to	2.25%	1,847,851	35.95	to	26.97	64,405,470	0.23%	-18.11%	to	-19.18%
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)
2023	0.95%	to	2.25%	237,342	30.20	to	23.29	6,963,193	1.74%	13.02%	to	11.54%
2022	0.95%	to	2.25%	262,463	26.72	to	20.89	6,820,178	3.88%	-12.14%	to	-13.30%
2021	0.95%	to	2.25%	295,122	30.42	to	24.09	8,748,498	2.17%	15.86%	to	14.34%
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.95%	to	1.80%	163,314	10.13	to	8.70	1,610,647	3.16%	3.03%	to	2.15%
2022	0.95%	to	1.80%	185,316	9.84	to	8.52	1,777,416	2.95%	49.05%	to	47.77%
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2023	0.95%	to	2.25%	209,326	12.15	to	9.50	2,464,225	2.60%	0.62%	to	-0.69%
2022	0.95%	to	2.25%	229,128	12.07	to	9.57	2,683,095	1.66%	16.66%	to	15.13%
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2023	0.95%	to	2.25%	1,890,095	54.80	to	41.47	100,224,696	0.00%	36.62%	to	34.83%
2022	0.95%	to	2.25%	2,130,588	40.11	to	30.76	82,720,532	0.00%	-27.88%	to	-28.83%
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.95%	to	2.25%	862,998	34.88	to	25.53	29,140,730	6.30%	10.69%	to	9.24%
2022	0.95%	to	2.25%	951,370	31.52	to	23.37	29,052,990	6.60%	-11.81%	to	-12.96%
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2023	0.95%	to	1.80%	300,301	25.68	to	21.68	7,558,940	1.61%	14.53%	to	13.55%
2022	0.95%	to	1.80%	328,758	22.42	to	19.09	7,227,472	2.30%	-15.11%	to	-15.84%
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2023	0.95%	to	2.25%	570,808	29.01	to	21.17	15,985,592	0.08%	18.85%	to	17.30%
2022	0.95%	to	2.25%	636,694	24.41	to	18.05	15,012,719	0.78%	-18.34%	to	-19.41%
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2023	0.95%	to	1.85%	403,969	10.70	to	9.53	4,248,669	1.72%	3.85%	to	2.90%
2022	0.95%	to	1.85%	429,266	10.31	to	9.26	4,349,135	1.32%	-5.21%	to	-6.07%
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.95%	to	2.25%	295,069	57.18	to	44.74	16,473,408	0.00%	18.48%	to	16.93%
2022	0.95%	to	2.25%	326,607	48.26	to	38.26	15,408,129	0.00%	-31.45%	to	-32.35%
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2023	0.95%	to	2.25%	123,965	32.03	to	24.78	3,871,365	2.04%	8.46%	to	7.04%
2022	0.95%	to	2.25%	139,542	29.53	to	23.15	4,005,679	0.87%	-25.63%	to	-26.60%
2021	0.95%	to	2.25%	151,566	39.71	to	31.55	5,862,091	0.90%	42.32%	to	40.46%
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2023	0.95%	to	2.25%	837,978	33.93	to	25.98	27,501,522	0.00%	11.96%	to	10.50%
2022	0.95%	to	2.25%	931,233	30.30	to	23.51	27,319,252	0.00%	-27.46%	to	-28.41%
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)
2023	0.95%	to	1.80%	126,467	38.36	to	32.38	4,730,897	0.21%	14.57%	to	13.59%
2022	0.95%	to	1.80%	136,519	33.48	to	28.51	4,450,132	0.00%	-15.62%	to	-16.34%
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.95%	to	2.25%	834,334	70.54	to	56.58	56,812,435	0.00%	37.75%	to	35.95%
2022	0.95%	to	2.25%	937,241	51.21	to	41.62	46,352,157	0.00%	-32.49%	to	-33.37%
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.95%	to	1.70%	216,212	10.34	to	10.13	2,241,631	2.34%	14.04%	to	13.18%
2022	0.95%	to	1.70%	104,282	9.07	to	8.95	965,610	1.12%	-17.41%	to	-18.03%
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.95%	to	2.00%	1,995,759	47.32	to	36.67	90,903,435	0.12%	38.33%	to	36.87%
2022	0.95%	to	2.00%	2,191,307	34.21	to	26.79	72,255,941	0.05%	-34.36%	to	-35.05%
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.95%	to	1.75%	235,472	10.24	to	9.54	2,384,151	3.86%	4.30%	to	3.46%
2022	0.95%	to	1.75%	177,158	9.82	to	9.22	1,717,520	1.90%	-14.72%	to	-15.41%
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	0.95%	to	1.10%	2,875	11.13	to	11.12	31,966	0.52%	11.28%	to	11.17%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.95%	to	2.20%	1,623,256	32.01	to	23.62	50,060,707	0.00%	52.82%	to	50.90%
2022	0.95%	to	2.20%	1,621,044	20.94	to	15.65	32,740,357	0.00%	-37.72%	to	-38.51%
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.95%	to	2.05%	1,732,328	19.31	to	14.78	32,177,226	1.41%	9.54%	to	8.32%
2022	0.95%	to	2.05%	1,902,947	17.63	to	13.65	32,318,659	1.67%	-9.70%	to	-10.70%
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.95%	to	1.35%	110,635	11.16	to	10.73	1,222,140	4.69%	21.11%	to	20.63%
2022	0.95%	to	1.35%	122,236	9.21	to	8.90	1,116,335	3.13%	-15.92%	to	-16.26%
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2023	0.95%	to	1.80%	1,018,233	11.06	to	10.99	11,247,904	1.86%	10.59%	to	9.95%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.95%	to	1.40%	93,703	10.21	to	9.86	939,870	4.64%	5.33%	to	4.85%
2022	0.95%	to	1.40%	83,960	9.69	to	9.40	803,610	2.96%	-14.86%	to	-15.25%
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	1.50%	to	2.20%	13,598	34.50	to	29.56	436,188	0.00%	19.16%	to	18.32%
2022	1.50%	to	2.60%	14,503	28.95	to	22.95	391,239	0.00%	-29.86%	to	-30.64%
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.95%	to	2.45%	85,379	26.63	to	31.68	2,313,728	0.00%	13.17%	to	11.46%
2022	0.95%	to	2.45%	89,513	23.53	to	28.42	2,151,348	0.00%	-30.66%	to	-31.71%
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	0.95%	to	1.35%	17,620	13.39	to	13.19	234,772	0.79%	11.76%	to	11.31%
2022	0.95%	to	1.35%	30,479	11.98	to	11.85	364,537	1.67%	-18.58%	to	-18.91%
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2023	0.95%	to	1.35%	20,230	17.74	to	17.48	357,521	1.56%	11.32%	to	10.87%
2022	0.95%	to	1.35%	20,922	15.94	to	15.76	332,683	0.81%	-9.87%	to	-10.23%
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30%	****
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.95%	to	2.60%	705,991	32.10	to	29.69	22,509,826	1.38%	6.61%	to	4.84%
2022	0.95%	to	2.60%	807,511	30.11	to	28.32	24,169,880	1.15%	-7.03%	to	-8.58%
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.95%	to	1.35%	36,721	12.80	to	12.56	468,410	0.92%	13.31%	to	12.85%
2022	0.95%	to	1.35%	25,646	11.29	to	11.13	289,150	0.38%	-15.99%	to	-16.33%
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.95%	to	2.60%	520,246	26.36	to	20.95	13,392,561	0.47%	16.26%	to	14.33%
2022	0.95%	to	2.60%	592,899	22.67	to	18.33	13,157,719	0.50%	-24.48%	to	-25.73%
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2023	0.95%	to	2.15%	56,015	32.51	to	28.61	2,154,526	8.51%	10.80%	to	9.44%
2022	0.95%	to	2.15%	61,839	29.34	to	26.15	2,146,680	7.56%	-19.51%	to	-20.48%
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2023	0.95%	to	1.85%	109,759	12.51	to	11.55	1,356,398	2.35%	3.28%	to	2.35%
2022	0.95%	to	1.85%	134,161	12.11	to	11.29	1,608,066	2.76%	-9.19%	to	-10.01%
2021	0.95%	to	1.85%	126,847	13.33	to	12.55	1,673,579	2.23%	12.92%	to	11.90%
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2023	0.95%	to	1.40%	200,644	5.67	to	5.60	1,134,883	0.00%	46.91%	to	46.25%
2022	0.95%	to	1.20%	114,858	3.86	to	3.85	443,048	0.00%	-60.54%	to	-60.64%
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33%	****
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2022	1.75%			1,159	18.57			21,519	0.00%	-63.61%
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%
2020	1.75%			3,168	58.39			184,993	0.00%	147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2023	1.60%	to	1.75%	9,175	47.52	to	41.75	418,428	2.24%	12.69%	to	12.52%
2022	1.60%	to	1.75%	9,194	42.17	to	37.10	373,117	1.17%	-28.22%	to	-28.33%
2021	1.60%	to	1.75%	11,558	58.75	to	51.77	648,455	2.04%	37.57%	to	37.36%
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.95%	to	1.40%	60,758	9.74	to	9.49	588,191	3.30%	4.66%	to	4.19%
2022	0.95%	to	1.40%	55,999	9.30	to	9.11	518,127	2.57%	-14.04%	to	-14.43%
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.95%	to	2.05%	455,630	38.44	to	23.25	16,917,947	1.82%	10.92%	to	9.70%
2022	0.95%	to	2.05%	504,949	34.66	to	21.19	16,936,585	1.44%	-4.90%	to	-5.95%
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.95%	to	2.20%	2,661,173	18.12	to	12.25	44,168,060	2.63%	3.72%	to	2.40%
2022	0.95%	to	2.25%	2,910,714	17.47	to	12.24	46,739,562	1.97%	-13.38%	to	-14.52%
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2023	1.50%	to	2.60%	54,282	11.92	to	9.35	591,971	2.40%	2.87%	to	1.73%
2022	1.50%	to	2.60%	65,399	11.59	to	9.19	697,604	1.63%	-14.04%	to	-15.00%
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.95%	to	2.05%	332,133	21.96	to	16.94	7,019,712	1.67%	3.18%	to	2.03%
2022	0.95%	to	2.05%	365,849	21.28	to	16.60	7,501,525	0.89%	-25.46%	to	-26.29%
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	1.50%	to	2.20%	16,662	8.79	to	8.21	141,111	1.46%	2.31%	to	1.58%
2022	1.50%	to	2.20%	17,418	8.60	to	8.08	144,794	0.66%	-26.04%	to	-26.57%
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.95%	to	2.05%	552,125	21.40	to	16.51	11,448,851	2.69%	20.56%	to	19.22%
2022	0.95%	to	2.05%	637,539	17.75	to	13.85	10,972,035	3.65%	-14.94%	to	-15.88%
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.95%	to	2.25%	3,084,777	25.64	to	20.30	76,692,648	0.00%	12.76%	to	11.29%
2022	0.95%	to	2.25%	3,376,092	22.74	to	18.24	74,484,196	0.00%	-14.56%	to	-15.68%
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.95%	to	1.65%	636,041	12.55	to	11.08	7,733,135	0.00%	3.51%	to	2.78%
2022	0.95%	to	1.75%	746,459	12.13	to	10.59	8,805,290	0.00%	-13.63%	to	-14.33%
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.95%	to	1.85%	568,924	34.60	to	29.45	19,114,785	0.00%	20.99%	to	19.89%
2022	0.95%	to	1.95%	613,354	28.60	to	24.15	17,022,944	0.00%	-25.77%	to	-26.51%
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.95%	to	1.65%	681,184	31.28	to	27.79	20,763,337	0.00%	24.49%	to	23.62%
2022	0.95%	to	1.65%	754,181	25.12	to	22.48	18,484,048	0.00%	-17.61%	to	-18.19%
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.95%	to	2.35%	866,298	47.82	to	37.19	40,077,761	0.00%	36.65%	to	34.72%
2022	0.95%	to	2.35%	987,915	35.00	to	27.61	33,506,358	0.00%	-30.88%	to	-31.86%
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.95%	to	2.50%	1,853,324	31.16	to	22.05	54,624,397	0.00%	16.81%	to	14.99%
2022	0.95%	to	2.50%	1,985,264	26.68	to	19.18	50,155,958	0.00%	-19.06%	to	-20.32%
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.95%	to	2.60%	963,292	21.42	to	14.82	19,514,429	0.00%	10.19%	to	8.36%
2022	0.95%	to	2.60%	1,165,340	19.44	to	13.68	21,438,065	0.00%	-15.20%	to	-16.61%
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.95%	to	1.60%	74,466	17.11	to	16.70	1,261,289	1.63%	24.77%	to	23.95%
2022	0.95%	to	1.35%	58,190	13.71	to	13.56	792,448	1.17%	-19.09%	to	-19.42%
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2023	0.95%	to	1.65%	1,240,589	31.63	to	29.32	38,725,859	1.15%	24.61%	to	23.73%
2022	0.95%	to	1.80%	1,270,982	25.38	to	23.70	31,873,881	0.99%	-19.34%	to	-19.90%
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.95%	to	2.60%	793,422	33.98	to	23.51	25,741,023	0.00%	18.25%	to	16.29%
2022	0.95%	to	2.60%	859,280	28.74	to	20.22	23,585,141	0.00%	-19.66%	to	-20.99%
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.95%	to	2.20%	736,991	16.83	to	12.74	11,747,148	0.00%	7.00%	to	5.66%
2022	0.95%	to	2.20%	966,213	15.73	to	12.06	14,370,469	0.00%	-13.03%	to	-14.12%
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.95%	to	2.60%	3,423,372	26.00	to	17.99	84,555,666	0.00%	13.64%	to	11.75%
2022	0.95%	to	2.60%	3,813,418	22.88	to	16.10	83,077,740	0.00%	-17.34%	to	-18.72%
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2023	0.95%	to	1.70%	337,731	14.15	to	12.37	4,658,280	2.15%	16.11%	to	15.24%
2022	0.95%	to	1.70%	355,440	12.19	to	10.74	4,220,244	3.51%	-15.41%	to	-16.05%
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.95%	to	1.95%	632,627	30.70	to	21.26	18,347,603	5.85%	12.05%	to	10.93%
2022	0.95%	to	1.95%	704,635	27.40	to	19.16	18,248,997	5.29%	-12.77%	to	-13.65%
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2023	0.95%	to	1.20%	31,973	14.79	to	14.40	468,869	0.00%	11.89%	to	11.61%
2022	0.95%	to	1.20%	42,739	13.22	to	12.90	559,868	0.00%	-15.96%	to	-16.18%
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2023	0.95%	to	1.20%	5,236	13.40	to	13.04	69,405	0.00%	11.07%	to	10.79%
2022	0.95%	to	1.10%	3,995	12.06	to	11.89	47,926	0.00%	-14.98%	to	-15.11%
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.95%	to	2.25%	793,427	80.71	to	44.18	65,098,299	1.21%	14.96%	to	13.45%
2022	0.95%	to	2.25%	898,210	70.21	to	38.94	64,248,587	1.15%	-14.22%	to	-15.34%
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2023	1.50%	to	2.60%	213,613	10.02	to	9.72	2,123,130	1.03%	14.09%	to	12.82%
2022	1.50%	to	2.60%	245,286	8.78	to	8.62	2,142,596	0.99%	-14.85%	to	-15.80%
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.95%	to	2.60%	966,965	24.95	to	16.30	23,137,525	5.48%	7.67%	to	5.88%
2022	0.95%	to	2.60%	1,059,957	23.18	to	15.39	23,592,431	3.56%	-3.22%	to	-4.83%
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2023	0.95%	to	1.65%	130,212	15.66	to	14.64	1,993,162	0.00%	16.11%	to	15.29%
2022	0.95%	to	1.60%	140,261	13.48	to	12.75	1,857,574	0.00%	-15.11%	to	-15.66%
2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2023	0.95%	to	1.20%	17,701	20.47	to	19.98	358,498	0.00%	23.13%	to	22.82%
2022	0.95%	to	1.35%	18,391	16.62	to	16.06	302,766	0.00%	-16.21%	to	-16.55%
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2023	0.95%	to	1.35%	9,914	15.21	to	14.57	148,515	0.00%	11.36%	to	10.91%
2022	0.95%	to	1.35%	9,651	13.66	to	13.13	129,966	0.00%	-16.03%	to	-16.37%
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2023	0.95%	to	1.20%	14,778	13.88	to	13.51	200,024	0.00%	11.42%	to	11.14%
2022	0.95%	to	1.20%	15,017	12.46	to	12.15	182,846	0.00%	-14.64%	to	-14.86%
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.95%	to	2.25%	2,236,149	45.21	to	37.25	98,712,540	1.71%	7.81%	to	6.40%
2022	0.95%	to	2.25%	2,525,730	41.94	to	35.01	103,589,675	1.17%	-2.07%	to	-3.35%
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2023	1.50%	to	2.50%	26,380	40.61	to	34.97	1,018,943	1.56%	7.03%	to	5.95%
2022	1.50%	to	2.60%	28,574	37.94	to	32.55	1,036,408	1.03%	-2.77%	to	-3.86%
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.95%	to	2.20%	949,068	16.70	to	16.01	15,744,464	1.88%	7.96%	to	6.60%
2022	0.95%	to	2.20%	1,037,297	15.46	to	15.02	15,967,899	1.31%	-1.96%	to	-3.19%
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2023	0.95%	to	2.60%	95,667	16.56	to	15.67	1,553,332	1.61%	7.75%	to	5.96%
2022	0.95%	to	2.60%	108,994	15.37	to	14.79	1,651,081	1.05%	-2.24%	to	-3.86%
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.95%	to	1.75%	516,613	13.29	to	11.70	6,667,313	2.72%	4.24%	to	3.35%
2022	0.95%	to	1.80%	674,580	12.75	to	11.32	8,364,530	2.64%	-15.50%	to	-16.18%
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2023	1.50%	to	2.20%	16,413	11.71	to	10.47	176,320	2.88%	3.48%	to	2.75%
2022	1.50%	to	2.50%	16,704	11.32	to	9.74	174,619	2.05%	-16.26%	to	-17.11%
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2023	0.95%	to	1.45%	182,172	20.98	to	19.38	3,721,963	0.00%	15.18%	to	14.60%
2022	0.95%	to	1.45%	208,434	18.21	to	16.91	3,704,438	0.00%	-15.86%	to	-16.28%
2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2023	0.95%	to	1.65%	398,804	14.38	to	12.87	5,529,422	0.00%	7.80%	to	7.04%
2022	0.95%	to	1.65%	452,243	13.34	to	12.02	5,843,852	0.00%	-12.90%	to	-13.52%
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2023	0.95%	to	1.65%	163,922	22.18	to	19.85	3,561,998	0.00%	16.79%	to	15.97%
2022	0.95%	to	1.65%	173,392	19.00	to	17.12	3,226,047	0.00%	-15.93%	to	-16.53%
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2023	0.95%	to	1.85%	236,041	17.02	to	14.76	3,932,726	0.00%	10.64%	to	9.64%
2022	0.95%	to	1.85%	281,268	15.39	to	13.46	4,236,294	0.00%	-13.90%	to	-14.68%
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2023	0.95%	to	1.45%	425,990	19.73	to	18.23	8,197,969	0.00%	13.83%	to	13.26%
2022	0.95%	to	1.45%	543,283	17.34	to	16.10	9,178,993	0.00%	-14.94%	to	-15.37%
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2023	0.95%	to	1.65%	149,742	23.33	to	20.88	3,410,861	0.00%	18.40%	to	17.57%
2022	0.95%	to	1.65%	151,643	19.70	to	17.76	2,920,496	0.00%	-16.02%	to	-16.61%
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2023	0.95%	to	1.70%	531,297	18.19	to	16.15	9,331,563	0.00%	12.25%	to	11.40%
2022	0.95%	to	1.80%	489,750	16.21	to	14.50	7,682,317	0.00%	-14.52%	to	-15.17%
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.95%	to	1.75%	260,271	21.43	to	19.02	5,443,396	0.00%	11.97%	to	11.07%
2022	0.95%	to	1.75%	292,839	19.14	to	17.13	5,474,473	0.00%	-15.80%	to	-16.48%
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.95%	to	1.85%	68,593	27.55	to	24.10	1,843,224	0.00%	15.27%	to	14.23%
2022	0.95%	to	1.85%	100,104	23.90	to	21.10	2,343,942	0.00%	-18.35%	to	-19.09%
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.95%	to	1.20%	33,584	9.63	to	9.51	322,632	2.66%	4.22%	to	3.96%
2022	0.95%	to	1.20%	37,189	9.24	to	9.15	343,148	1.62%	-14.55%	to	-14.77%
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%
2019	0.95%			9	10.50			94	0.14%	4.98%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.95%	to	1.60%	50,407	14.78	to	14.33	741,716	2.17%	19.34%	to	18.56%
2022	0.95%	to	1.60%	13,058	12.38	to	12.09	160,944	0.98%	-17.17%	to	-17.72%
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.95%	to	1.55%	43,756	10.98	to	10.94	480,012	5.36%	9.80%	to	9.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.95%	to	1.20%	106,270	9.11	to	9.06	965,468	3.58%	6.43%	to	6.09%
2022	0.95%	to	1.20%	102,874	8.56	to	8.54	879,701	2.51%	-14.31%	to	-14.51%
2021	0.95%	to	1.20%	138,976	9.99			1,388,371	1.76%	-0.10%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2023	1.20%	to	1.70%	108,935	13.89	to	12.83	1,499,457	3.72%	5.89%	to	5.35%
2022	1.20%	to	1.70%	106,647	13.12	to	12.18	1,386,570	2.32%	-14.79%	to	-15.22%
2021	1.20%	to	1.70%	113,475	15.39	to	14.36	1,731,995	0.28%	-2.12%	to	-2.62%
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2023	0.95%	to	1.75%	921,943	9.02	to	8.85	8,293,550	3.55%	6.34%	to	5.49%
2022	0.95%	to	1.75%	1,015,700	8.48	to	8.39	8,598,428	2.35%	-14.42%	to	-15.11%
2021	0.95%	to	1.75%	1,215,293	9.89	to	9.88	12,034,363	3.51%	-0.94%	to	-1.16%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2023	0.95%	to	1.40%	12,674	13.43	to	12.97	167,628	0.00%	10.75%	to	10.25%
2022	0.95%	to	1.40%	13,390	12.12	to	11.76	160,906	0.00%	-15.65%	to	-16.03%
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.95%	to	2.05%	908,849	24.87	to	21.12	22,133,571	1.86%	14.57%	to	13.31%
2022	0.95%	to	2.05%	1,027,398	21.71	to	18.64	21,865,524	0.00%	-38.52%	to	-39.20%
2021	0.95%	to	2.05%	1,080,220	35.31	to	30.65	37,440,827	0.37%	-2.03%	to	-3.11%
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.95%	to	1.95%	271,403	13.76	to	13.32	3,713,295	2.72%	14.58%	to	13.42%
2022	0.95%	to	2.20%	293,473	12.01	to	11.68	3,510,816	3.57%	-6.76%	to	-7.93%
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2023	1.50%	to	2.20%	12,092	13.41	to	13.10	160,309	2.34%	13.64%	to	12.83%
2022	1.50%	to	2.60%	12,846	11.80	to	11.51	150,369	3.60%	-7.53%	to	-8.56%
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.95%	to	2.20%	542,893	52.05	to	42.66	26,688,368	5.22%	34.08%	to	32.39%
2022	0.95%	to	2.60%	584,999	38.82	to	30.34	21,734,649	5.19%	-13.32%	to	-14.76%
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2023	1.50%	to	2.20%	5,059	45.92	to	41.07	213,710	5.94%	32.97%	to	32.03%
2022	1.50%	to	2.60%	7,110	34.53	to	29.29	225,318	4.87%	-13.95%	to	-14.91%
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2023	0.95%	to	2.25%	2,145,014	10.35	to	10.07	22,166,735	4.41%	3.50%	to	2.14%
2022	0.95%	to	2.25%	1,866,431	10.00	to	9.86	18,650,764	1.56%	0.17%	to	-1.14%
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.95%	to	2.20%	1,918,083	27.76	to	22.75	52,055,288	0.00%	19.45%	to	17.93%
2022	0.95%	to	2.20%	2,160,111	23.24	to	19.29	49,149,893	0.00%	-38.20%	to	-38.98%
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	1.20%	to	2.10%	144,798	25.66	to	22.23	3,650,112	0.00%	19.00%	to	17.92%
2022	1.20%	to	2.10%	170,876	21.56	to	18.85	3,629,959	0.00%	-38.56%	to	-39.12%
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.95%	to	2.20%	1,372,896	29.71	to	24.35	39,579,143	1.47%	7.61%	to	6.25%
2022	0.95%	to	2.20%	1,546,782	27.61	to	22.92	41,520,296	1.34%	-3.59%	to	-4.80%
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.95%	to	2.05%	1,661,696	31.47	to	26.42	51,289,854	0.51%	22.22%	to	20.87%
2022	0.95%	to	2.05%	1,808,109	25.75	to	21.86	45,713,031	0.38%	-17.85%	to	-18.76%
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2023	0.95%	to	1.35%	22,876	22.94	to	22.24	519,738	0.41%	22.03%	to	21.54%
2022	0.95%	to	1.35%	25,095	18.80	to	18.30	468,518	0.34%	-17.90%	to	-18.23%
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.95%	to	1.75%	72,540	29.59	to	26.06	2,089,068	0.33%	19.45%	to	18.49%
2022	0.95%	to	1.75%	77,729	24.77	to	22.00	1,869,907	0.48%	-23.65%	to	-24.26%
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.95%	to	2.20%	7,896,788	60.02	to	49.82	464,558,852	1.41%	22.72%	to	21.16%
2022	0.95%	to	2.20%	8,860,484	48.91	to	41.12	425,315,019	0.86%	-22.84%	to	-23.81%
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2023	1.50%	to	2.60%	135,059	53.31	to	45.22	6,895,040	1.17%	21.71%	to	20.36%
2022	1.50%	to	2.60%	153,169	43.80	to	37.57	6,431,371	0.63%	-23.43%	to	-24.28%
2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.95%	to	2.60%	1,889,851	20.65	to	15.87	38,042,858	2.23%	11.86%	to	9.95%
2022	0.95%	to	2.60%	2,173,675	18.46	to	14.43	39,199,597	1.48%	-29.20%	to	-30.38%
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.95%	to	1.55%	138,648	21.89	to	20.51	2,985,845	1.12%	15.25%	to	14.55%
2022	0.95%	to	1.55%	152,374	18.99	to	17.91	2,847,459	0.76%	-21.48%	to	-21.95%
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.95%	to	1.60%	370,515	11.00	to	9.92	3,974,928	3.35%	4.69%	to	4.00%
2022	0.95%	to	1.65%	440,290	10.50	to	9.47	4,512,153	1.86%	-6.56%	to	-7.22%
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.95%	to	1.75%	47,377	19.86	to	17.63	916,551	2.40%	14.47%	to	13.54%
2022	0.95%	to	1.75%	56,180	17.35	to	15.53	949,414	3.70%	-6.88%	to	-7.64%
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.95%	to	2.35%	12,762,000	12.39	to	8.07	149,211,495	4.65%	3.77%	to	2.29%
2022	0.95%	to	2.60%	14,272,558	11.94	to	7.44	160,596,907	1.37%	0.34%	to	-1.33%
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.95%	to	2.20%	866,239	71.51	to	54.10	66,430,801	0.49%	12.91%	to	11.49%
2022	0.95%	to	2.20%	985,202	63.34	to	48.52	66,875,806	0.44%	-19.54%	to	-20.55%
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2023	1.50%	to	2.60%	20,938	42.15	to	33.05	813,791	0.35%	11.99%	to	10.74%
2022	1.50%	to	2.60%	21,423	37.64	to	29.84	746,576	0.29%	-20.20%	to	-21.09%
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.95%	to	2.20%	388,099	46.71	to	34.15	17,320,056	0.00%	16.37%	to	14.89%
2022	0.95%	to	2.20%	430,055	40.14	to	29.72	16,529,431	0.00%	-31.03%	to	-31.90%
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2023	1.50%	to	2.20%	7,160	28.75	to	24.63	192,376	0.00%	15.41%	to	14.59%
2022	1.50%	to	2.60%	7,895	24.91	to	19.75	183,896	0.00%	-31.55%	to	-32.31%
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.95%	to	2.15%	792,897	68.96	to	50.26	60,661,937	0.42%	16.34%	to	14.93%
2022	0.95%	to	2.15%	858,196	59.28	to	43.73	56,518,677	0.33%	-13.74%	to	-14.78%
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2023	1.50%	to	2.60%	9,344	34.28	to	26.88	288,858	0.20%	15.40%	to	14.12%
2022	1.50%	to	2.60%	12,004	29.71	to	23.55	321,715	0.11%	-14.46%	to	-15.42%
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.95%	to	2.20%	1,942,872	43.87	to	25.03	83,210,157	1.30%	7.25%	to	5.90%
2022	0.95%	to	2.20%	2,172,678	40.91	to	23.64	86,808,048	1.14%	-9.31%	to	-10.45%
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2023	1.50%	to	2.60%	7,210	34.01	to	26.67	225,606	1.12%	6.42%	to	5.23%
2022	1.50%	to	2.60%	7,318	31.96	to	25.34	215,825	0.77%	-10.03%	to	-11.03%
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	1.60%	to	1.75%	3,233	57.63	to	39.82	133,608	0.00%	16.26%	to	16.09%
2022	1.60%	to	1.75%	3,315	49.57	to	34.30	119,006	0.00%	-29.87%	to	-29.98%
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.95%	to	2.20%	49,762	19.43	to	17.01	917,829	0.00%	16.30%	to	15.38%
2022	0.95%	to	2.20%	42,415	16.14	to	14.74	667,824	0.00%	-29.50%	to	-30.39%
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.95%	to	1.80%	129,390	46.28	to	39.06	5,820,921	0.34%	25.70%	to	24.62%
2022	0.95%	to	1.80%	144,334	36.81	to	31.35	5,175,745	0.44%	-19.23%	to	-19.92%
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.95%	to	2.20%	719,939	11.39	to	8.76	7,862,735	4.38%	4.90%	to	3.58%
2022	0.95%	to	2.20%	825,113	10.85	to	8.46	8,600,095	3.70%	-6.08%	to	-7.27%
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2023	0.95%	to	1.45%	179,879	14.12	to	13.31	2,500,252	2.83%	6.99%	to	6.46%
2022	0.95%	to	1.65%	189,290	13.20	to	12.23	2,460,915	7.50%	-12.70%	to	-13.32%
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2023	0.95%	to	1.75%	53,794	11.46	to	10.60	608,664	5.61%	9.96%	to	9.07%
2022	0.95%	to	1.75%	67,863	10.42	to	9.71	699,076	4.71%	-16.60%	to	-17.27%
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2023	0.95%	to	1.50%	64,856	10.62	to	9.79	672,933	2.42%	5.11%	to	4.52%
2022	0.95%	to	1.50%	71,045	10.10	to	9.36	701,527	1.44%	-19.83%	to	-20.28%
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2023	0.95%	to	1.15%	24,523	10.54	to	10.53	258,450	3.29%	5.40%	to	5.26%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2023	0.95%	to	2.05%	1,190,534	11.68	to	9.91	13,500,643	3.50%	3.88%	to	2.73%
2022	0.95%	to	2.05%	1,455,224	11.24	to	9.65	15,929,053	1.57%	-6.74%	to	-7.77%
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.95%	to	1.25%	36,435	15.67	to	14.85	556,805	2.95%	2.69%	to	2.34%
2022	0.95%	to	1.25%	42,464	15.26	to	14.51	632,488	6.95%	-12.70%	to	-13.01%
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%	0.07%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2023	0.95%	to	1.80%	405,311	10.88	to	10.18	4,349,934	4.38%	4.80%	to	3.91%
2022	0.95%	to	1.80%	429,733	10.38	to	9.80	4,410,761	1.49%	-1.21%	to	-2.06%
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%	0.07%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.95%	to	1.60%	136,614	17.93	to	17.50	2,444,050	1.96%	14.57%	to	13.82%
2022	0.95%	to	1.40%	113,363	15.65	to	15.46	1,772,043	1.24%	-4.05%	to	-4.48%
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2023	0.95%	to	1.40%	45,453	16.72	to	16.45	759,210	1.33%	17.56%	to	17.02%
2022	0.95%	to	1.40%	51,791	14.22	to	14.05	736,190	1.34%	-7.69%	to	-8.11%
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	1.10%	to	1.20%	935	11.58	to	11.57	10,818	0.00%	15.76%	to	15.68%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.95%	to	1.40%	39,743	14.56	to	14.06	570,152	0.04%	17.38%	to	16.85%
2022	0.95%	to	1.35%	19,336	12.40	to	12.07	237,224	1.52%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	0.95%	to	1.25%	12,774	22.23	to	21.08	275,179	0.00%	17.62%	to	17.31%
2022	0.95%	to	1.25%	13,344	18.90	to	17.97	244,633	0.00%	-23.17%	to	-23.40%
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%	0.18%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.95%	to	2.60%	451,459	57.83	to	45.98	25,552,644	0.00%	1.71%	to	0.02%
2022	0.95%	to	2.60%	535,695	56.86	to	45.97	29,847,528	0.00%	-13.52%	to	-14.95%
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.95%	to	1.30%	27,508	11.18	to	11.15	307,129	0.00%	11.79%	to	11.53%	****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.95%	to	2.25%	188,677	28.23	to	17.84	6,736,011	3.43%	8.73%	to	7.31%
2022	0.95%	to	2.25%	231,588	25.97	to	16.63	7,490,413	0.28%	-25.09%	to	-26.07%
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.95%	to	2.60%	129,370	26.49	to	23.85	3,980,973	2.80%	-4.50%	to	-6.09%
2022	0.95%	to	2.60%	141,524	27.74	to	25.40	4,575,665	1.62%	7.37%	to	5.58%
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	0.95%	to	2.20%	407,416	8.45	to	7.29	3,384,819	2.39%	-4.75%	to	-5.95%
2022	0.95%	to	2.20%	724,806	8.88	to	7.75	6,327,075	1.41%	7.10%	to	5.75%
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.95%	to	1.40%	31,412	12.32	to	12.06	383,854	1.54%	9.98%	to	9.48%
2022	0.95%	to	1.40%	40,451	11.20	to	11.02	450,466	0.81%	-26.79%	to	-27.12%
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.